UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Performance Trust Total Return Bond Fund
Class A | PTAOX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W121

PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	2.59	0.43	2.15
Class A (with sales charge)	0.26	-0.02	1.85
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.76
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W121

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	4.44%
30-Day SEC Yield Unsubsidized	4.44%
Weighted Average Life	12.92 years
Distribution Yield	4.56%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W121

Performance Trust Total Return Bond Fund
Class C | PTCOX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W113

PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C	1.82	-0.32	1.38
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.76
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W113

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Weighted Average Life	12.92 years
Distribution Yield	3.79%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W113

Performance Trust Total Return Bond Fund
Institutional Class | PTIAX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Other than the very front end of the yield curve, interest rates rose during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). The  U.S. Treasury yield curve flattened with the 3-year point rising 0.83% while the 30-year point rose only 0.31%. Interest rates on treasury bills inside six months fell as the Federal Reserve (Fed) cut the Federal Funds Target Rate on three occasions early in the period for a total reduction of 0.75%. Interest rates were relatively stable during the first half of the fiscal year, but rose in the second half of the fiscal year as the U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ceased its interest rate cutting cycle.
Credit spreads tightened modestly during the period interrupted only by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Around that same time, there were also heightened concerns surrounding negative ramifications of Artificial Intelligence on software companies and private credit lenders. High-yield corporate (HY) spreads tightened 0.11% and ended the period at 2.61%. Investment grade corporate (IG) spreads tightened 0.01% to end the period at 0.78% (Source: Bloomberg).
Within sectors we term Interest Rate Defense, the Fund increased exposure to Asset Backed Securities (ABS), Non-Agency Commercial Mortgage-Backed Securities (CMBS), and HY Corporates. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period and these sectors are largely fixed rate bonds pricing off that part of the curve. HY bonds were also added opportunistically throughout the period, such as during the brief bout of volatility in the middle of the fiscal year. The Fund reduced its Collateralized Loan Obligations (CLOs), which are primarily floating rate securities, as well as Agency CMBS and Non-Agency Residential Mortgage-Backed Securities (RMBS), which benefit less from higher front-end interest rates.
Within sectors we term Interest Rate Offense, the Fund decreased its exposure to Tax-Exempt Municipal bonds as that sector rallied significantly and became less attractive relative to taxable alternatives. The Fund chose to add to 15- to 20-year U.S. Treasuries and IG Corporates. We find treasuries attractive with the 20-year U.S. Treasury approaching record high yield levels and spreads remaining relatively tight. However, opportunities did present themselves during the period to invest in reasonably priced corporate bonds with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑
Non-Agency Residential Mortgage-Backed Securities, High-Yield Corporates, Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, and the Fund’s Investment Grade Corporate exposure to banks

Top Detractors
↓	U.S. Treasuries and Investment-Grade Corporates (primarily non-banks)
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W394

PERFORMANCE
The Fund’s underperformance relative to the Bloomberg U.S. Aggregate Bond Index (the “Index”) was driven by two primary factors. First, the Fund benefited from strong performance from less interest rate-sensitive sectors or what we term Interest Rate Defense. Non-Agency  RMBS, HY Corporates, Agency and Non-Agency  CMBS,  CLOs,  ABS, and the Fund’s IG Corporate exposure to banks all contributed meaningfully to the Fund’s outperformance. Despite these sectors being largely positioned on the front end of the U.S. Treasury yield curve where interest rates rose more meaningfully, higher coupon interest income, tighter credit spreads, and overall less interest rate sensitivity helped offset interest rate increases.
Second, the Fund’s more interest rate-sensitive sectors, or what we term Interest Rate Offense, were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rate movements were more muted relative to the intermediate part of the curve. This yield curve positioning and credit spread tightening led to outperformance within the Fund’s Tax-Exempt and Taxable Municipal bond allocations.
Detracting somewhat from performance were the Fund’s U.S.  Treasuries and IG Corporates (primarily non-banks), which have relatively long maturities and thus more interest-rate sensitivity, but also did not exhibit spread tightening to offset interest rate increases.
Of the major components of the Index, U.S.  Treasuries (approximately 46% of the Index) and IG Corporates (approximately 24% of the Index) detracted from Index performance. These sectors were more heavily weighted to the intermediate part of the U.S. Treasury yield curve where interest rate increases were more pronounced. While Agency Mortgage Backed Securities (MBS) (approximately 23% of the Index) were similarly more exposed to the intermediate part of the curve, the sector benefited from spread tightening that helped to offset interest rate moves.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	2.81	0.69	2.65
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W394

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,359,939,823
Number of Holdings	1,852
Net Advisory Fee	$61,304,426
Portfolio Turnover	35%
Average Credit Quality	A+
Effective Duration	6.72 years
30-Day SEC Yield	4.80%
30-Day SEC Yield Unsubsidized	4.80%
Weighted Average Life	12.92 years
Distribution Yield	4.83%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.8%
United States Treasury Strip Principal	5.4%
Freddie Mac Multifamily Structured Pass Through Certificates	3.0%
Benchmark Mortgage Trust	3.0%
BBCMS Trust	2.3%
Wells Fargo Commercial Mortgage Trust	2.2%
BANK	1.7%
BANK5 Trust	1.3%
BMO Mortgage Trust	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors	(%)
Mortgage Securities	26.2%
U.S. Municipal	21.1%
Asset Backed Securities	17.4%
Government	13.2%
Financials*	6.2%
Consumer Discretionary*	6.0%
Health Care*	3.1%
Industrials*	1.3%
Communication Services*	0.9%
Cash & Other	4.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Credit Breakdown**	(%)
AAA	22.2%
AA	41.7%
A	13.3%
BBB	11.2%
BB	6.4%
B	1.8%
CCC	1.0%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.3%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W394

Performance Trust Municipal Bond Fund
Class A | PTRMX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occurred subsequent to the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year”) (for example the 20-year point yields 0.91% more than the 10-year point), the Fund continues to overweight the 16- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (more Call Protection), Longer Maturities
PERFORMANCE
The Fund posted a positive return for the fiscal year as rates rose across the AAA curve (all municipal bond yields quoted are  sourced from the MMD AAA scale) “flattened” with yields for maturities 15-years and less increasing while yields for maturities greater than 15-years decreased. Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) for the fiscal year can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The “flattening” of the yield curve contributed to the Fund’s performance as yields decreased in the 16- to 20-year part of the yield curve where the Fund was overweight while yields rose in the area of the yield curve where the Fund had very little exposure.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W162

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.19	0.15	1.77
Class A (with sales charge)	2.81	-0.31	1.54
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$757,190,943
Number of Holdings	226
Net Advisory Fee	$2,883,217
Portfolio Turnover	34%
Average Credit Quality	AA
Effective Duration	6.91 years
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%
Weighted Average Life	8.11 years
Distribution Yield	3.70%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W162

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Freddie Mac Multifamily ML Certificates	5.2%
Omaha Public Power District	2.1%
University of North Carolina at Chapel Hill	2.0%
Denver City & County School District No. 1	1.9%
Indianapolis Local Public Improvement Bond Bank	1.6%
Greater Orlando Aviation Authority	1.6%
Arapahoe County School District No 5 Cherry Creek	1.6%
San Diego Unified School District	1.5%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors	(%)
U.S. Municipal	88.4%
Mortgage Securities	6.7%
Cash & Other	4.9%

Credit Breakdown**	(%)
AAA	17.7%
AA	66.7%
A	8.8%
BBB	1.9%
BB	1.1%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred after the reporting period. For more complete information, you may review the Fund’s prospectus at https://ptam.com/municipal-bond-fund/ or upon request at 1-877-738-9095.
  At a meeting held on October 15, 2026, the Board of Trustees (the “Board”) of Trust for Professional Managers approved a Plan of Conversion that provides for the conversion of Class A shares of the Fund into Institutional Class shares of the Fund. The Adviser recommended the share class conversion in anticipation of the reorganization of the Fund, which operates as a mutual fund series of the Trust, into the Performance Trust Municipal Bond ETF (the “PTAM ETF”), a newly-created series of the Trust which will operate as an exchange-traded fund (“ETF”). Class A shares of the Fund will be closed to new investors effective on or about January 12, 2027. After the close of business on January 15, 2027, the Fund will convert Class A shares into Institutional Class shares.
At the meeting held on October 15, 2026, the Board also approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provides for the Fund to be converted into an exchange-traded fund through the reorganization of the Fund into the PTAM ETF, a newly-created ETF series of the Trust (the “Reorganization”). An information statement/prospectus on Form N-14 providing information on the Reorganization, and including the Plan of Reorganization, will be mailed to shareholders of the Fund during the fourth quarter of 2026. The Reorganization is expected to occur on or about the close of business on January 29, 2027.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W162

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 4	TSR-AR-89833W162

Performance Trust Municipal Bond Fund
Institutional Class | PTIMX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095. This report describes changes to the Fund that occurred subsequent to the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the Fund’s fiscal year ended August 31, 2026 (the “fiscal year”) (for example the 20-year point yields 0.91% more than the 10-year point), the Fund continues to overweight the 16- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call protection and price off a longer part of the yield curve.

Top Contributors
↑	Yield Curve Positioning, Bond Structure (more Call Protection), Longer Maturities
PERFORMANCE
The Fund posted a positive return for the fiscal year as rates rose across the AAA curve (all municipal bond yields quoted are  sourced from the MMD AAA scale) “flattened” with yields for maturities 15-years and less increasing while yields for maturities greater than 15-years decreased. Outperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) for the fiscal year can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The “flattening” of the yield curve contributed to the Fund’s performance as yields decreased in the 16- to 20-year part of the yield curve where the Fund was overweight while yields rose in the area of the yield curve where the Fund had very little exposure.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W170

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.48	0.40	2.02
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$757,190,943
Number of Holdings	226
Net Advisory Fee	$2,883,217
Portfolio Turnover	34%
Average Credit Quality	AA
Effective Duration	6.91 years
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Weighted Average Life	8.11 years
Distribution Yield	3.98%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W170

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.0%
Freddie Mac Multifamily ML Certificates	5.2%
Omaha Public Power District	2.1%
University of North Carolina at Chapel Hill	2.0%
Denver City & County School District No. 1	1.9%
Indianapolis Local Public Improvement Bond Bank	1.6%
Greater Orlando Aviation Authority	1.6%
Arapahoe County School District No 5 Cherry Creek	1.6%
San Diego Unified School District	1.5%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors	(%)
U.S. Municipal	88.4%
Mortgage Securities	6.7%
Cash & Other	4.9%

Credit Breakdown**	(%)
AAA	17.7%
AA	66.7%
A	8.8%
BBB	1.9%
BB	1.1%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred after the reporting period. For more complete information, you may review the Fund’s prospectus at https://ptam.com/municipal-bond-fund/ or upon request at 1-877-738-9095.
  At a meeting held on October 15, 2026, the Board of Trustees of Trust for Professional Managers approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provides for the Fund to be converted into an exchange-traded fund through the reorganization of the Fund into the PTAM ETF, a newly-created ETF series of the Trust (the “Reorganization”). An information statement/prospectus on Form N-14 providing information on the Reorganization, and including the Plan of Reorganization, will be mailed to shareholders of the Fund during the fourth quarter of 2026. The Reorganization is expected to occur on or about the close of business on January 29, 2027.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W170

Performance Trust Multisector Bond Fund
Institutional Class | PTCRX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
The Federal Reserve cut the Federal Funds Target Rate on three occasions early in the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”), for a total reduction of 0.75%, bringing the targeted range to 3.50%-3.75%. Interest rates inside six months fell alongside the Fed’s rate cuts, while interest rates further out the curve rose over the course of the fiscal year. Interest rates were relatively stable during the first half of the fiscal year but rose in the second half as the  U.S. conflict with Iran impacted energy prices, inflation remained elevated, and the Fed ended its interest rate cutting cycle. Other than the very front end of the curve, interest rates rose during the period, with the U.S. Treasury yield curve flattening as the 3-year point rose 0.83% while the 30-year point rose only 0.31%.

Credit spreads tightened modestly during the period, interrupted by a bout of widening coinciding with the onset of the U.S./Iran conflict and heightened concerns surrounding the impact of Artificial Intelligence on software companies and private credit lenders. High yield corporate (HY) spreads and investment grade corporate (IG) spreads started the fiscal year at 2.72% and 0.79% respectively, reached respective annual highs of 3.35% and 0.93% in mid-March, and ended the fiscal year at 2.61% and 0.78% respectively.
The Fund increased its allocation to Asset Backed Securities (ABS),  Collateralized Loan Obligations (CLOs), Agency and Non-Agency CMBS, U.S. Treasuries, and Taxable Municipal debt. The Fund reduced its exposure to Cash,  Non-Agency Residential Mortgage-Backed Securities (RMBS), and Tax-Exempt Municipals. Corporate debt was also reduced over the fiscal year, despite some opportunistic buying activity amidst the volatility seen in March of 2026. The  CLOs, Commercial Mortgage-Backed Securities (CMBS), and ABS that the Fund added were primarily either short, or incorporated a ﬂoating rate, to offer greater protection against potential interest rate increases. The Fund’s focus on these shorter asset classes also comes from a desire to help minimize any price volatility that may occur in a spread widening environment.
The Fund was able to balance purchases in these more defensive sectors by adding what we term high-quality Interest Rate Offense, including Taxable Municipals and longer dated U.S. Treasuries, which, despite lower performance throughout the fiscal year, now have higher levels of starting rates, as well as a continued level of steepness seen in the longer segment of the yield curve. Due to the tight credit spreads broadly seen in the corporate space, the Fund has also lowered the percentage of High Yield (HY) Corporate Assets, choosing to increase the overall credit quality of the Fund, and skew shorter in duration within that sector. While we do not know when a credit event may occur, the amount of compensation offered to take on additional credit risk is lower than it has been historically, making higher credit quality assets (e.g., Treasuries, Taxable Municipals), from a relative value perspective, more attractive.

Top Contributors
↑
Investment Grade Corporate debt (in particular, Banks), Agency and Non-Agency Commercial Mortgage-Backed Securities, Collateralized Loan Obligations, Asset Backed Securities, Non-Agency Residential Mortgage-Backed Securities, High Yield Corporates

Top Detractors
↓	U.S. Treasuries and Tax-Exempt Municipals
Performance Trust Multisector Bond Fund	PAGE 1	TSR-AR-89834E195

PERFORMANCE
Investment Grade Corporate debt (in particular, Banks),  CMBS (both Agency and Non-Agency), CLOs,  ABS, Non-Agency  RMBS, HY  Corporates, and Taxable Municipals  all made strong contributions to the Fund’s outperformance. The CLO, ABS, and shorter CMBS and Corporate positions, due to their locations on the front end of the benchmark curve, saw price volatility mitigated.
For those assets priced longer on the curve (certain Corporate debt and Taxable Municipal debt), the higher starting levels of income that these securities held, in addition to marginal spread tightening, were able to offer a bulwark against the negative price impacts of higher benchmark rates. Due to the increase in the long end of the Treasury curve throughout the fiscal year, U.S. Treasury positions detracted from the Fund’s performance. The Fund’s relatively small exposure to Tax-Exempt Municipal debt also detracted from performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (December 31, 2020 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2020)
Institutional Class	4.03	3.05	3.41
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	-0.37
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$493,632,595
Number of Holdings	399
Net Advisory Fee	$3,406,304
Portfolio Turnover	31%
Average Credit Quality	BBB+
Effective Duration	4.64 years
30-Day SEC Yield	5.10%
30-Day SEC Yield Unsubsidized	5.09%
Weighted Average Life	10.25 years
Distribution Yield	5.48%
Performance Trust Multisector Bond Fund	PAGE 2	TSR-AR-89834E195

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	7.5%
Magnetite CLO Ltd.	3.3%
Exeter Automobile Receivables Trust	2.6%
Wells Fargo Commercial Mortgage Trust	2.3%
Benchmark Mortgage Trust	2.3%
Neuberger Berman CLO Ltd.	2.2%
Apidos CLO	2.0%
BANK	1.9%
BBCMS Trust	1.8%
ARES CLO	1.7%

Top Sectors	(%)
Asset Backed Securities	22.0%
Mortgage Securities	21.5%
Financials*	15.0%
Consumer Discretionary*	10.6%
U.S. Municipal	9.0%
Government	9.0%
Industrials*	2.8%
Communication Services*	1.9%
Technology*	1.7%
Cash & Other	6.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Credit Breakdown**	(%)
AAA	8.5%
AA	18.8%
A	11.0%
BBB	30.8%
BB	23.1%
B	5.1%
CCC	0.4%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.3%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Multisector Bond Fund	PAGE 3	TSR-AR-89834E195

Performance Trust Short Term Bond ETF
STBF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
The Federal Reserve delivered three 25 basis point (0.25%) rate cuts in September, October, and December 2025 before holding the Fed Funds rate steady through the remainder of the Fund’s fiscal year ended August 31, 2026 (the “fiscal year” or “period”). Yields on U.S. Treasury bills (1-month through 6-month) fell in step with the realized cuts, while yields 1-year and beyond rose meaningfully, with the largest increases concentrated in the 2- to 7-year portion of the curve (up 0.70% to 0.83%). These moves dramatically changed the shape of the yield curve at the short end. At the start of the fiscal year, the front end of the yield curve was inverted. As of August 31, 2026, the curve was sloped upward across every maturity, and the 2-year/10-year spread compressed from 0.57% to 0.41%.
Credit spreads tightened modestly during the period, interrupted by a brief bout of widening following the onset of the U.S./Iran conflict in the middle of the fiscal year. Period over period, Investment Grade (IG) corporate credit spreads ended roughly flat (wider by approximately 0.01%), while High-Yield (HY) corporate credit spreads were tighter by approximately 0.11%.
The main changes in relative allocation were primarily in Asset Backed Securities (ABS), which grew from 13.60% of the Fund’s portfolio at the start of the fiscal year to 23.30% by fiscal year-end, and Non-Agency Commercial Mortgage-Backed Securities (CMBS), which fell from 25.4% of the portfolio to 18.5%. This pivot was primarily due to the changing shape of the yield curve over the fiscal year, and the horizon over which the Fund is managed. Yields from the 2-year to the 5-year part of the U.S. Treasury yield curve rose significantly during the period, dramatically changing the slope profile along the short end of the treasury curve. Because the Fund is generally managed with a one-year investment horizon, assets pricing on the shorter end of the yield curve (between 2 and 4 years) would benefit more from roll dynamics than slightly longer assets. The Fund’s ABS holdings, due to the shorter natures of their underlying collateral, price off a shorter segment of the treasury curve relative to the Non-Agency CMBS positions held. This positive slope dynamic of the shorter portion of the Treasury curve has led to more ABS structured credit relative to the slightly longer CMBS holdings.

Top Contributors
↑	High Yield Corporates, Investment Grade Corporates, Collateralized Loan Obligations, Non-Agency Commercial Mortgage-Backed Interest Only Securities, Asset-Backed Securities, and Agency CMBS

Top Detractors
↓	Longer-duration U.S. Treasuries
Performance Trust Short Term Bond ETF	PAGE 1	TSR-AR-89834G570

PERFORMANCE
The Fund outperformed both the Bloomberg U.S. Aggregate 1-3 Year Index (the “Index”) and the Morningstar Category  over the fiscal year. Outperformance was primarily driven by allocations to  HY  Corporates,  IG  Corporates, Collateralized Loan Obligations (CLOs), Non-Agency Commercial Mortgage-Backed Interest Only Securities (CMBS IOs),  ABS, and Agency CMBS, which benefited primarily from carry and credit spread tightening during the period. Certain longer-duration Treasury and Conduit CMBS positions detracted modestly from performance, due to their greater sensitivity to interest rate volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (April 8, 2024 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	4.04	5.37
Bloomberg U.S. Aggregate Bond Index	1.89	4.22
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	2.77	4.47
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$74,537,346
Number of Holdings	259
Net Advisory Fee	$289,087
Portfolio Turnover	39%
Average Credit Quality	A+
Effective Duration	2.42 years
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.71%
Weighted Average Life	4.28 years
Distribution Yield	4.67%
Performance Trust Short Term Bond ETF	PAGE 2	TSR-AR-89834G570

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	11.0%
Federal Home Loan Mortgage Corp.	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	4.0%
GLS Auto Receivables Trust	3.3%
Santander Consumer USA Holdings, Inc.	3.2%
American Credit Acceptance Receivables Trust	3.2%
Exeter Automobile Receivables Trust	3.2%
Benchmark Mortgage Trust	2.7%
CPS Auto Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.2%

Top Sectors	(%)
Asset Backed Securities	40.6%
Mortgage Securities	28.6%
Government	11.5%
Financials*	7.1%
Consumer Discretionary*	3.7%
U.S. Municipal	2.2%
Health Care*	0.6%
Consumer Staples*	0.6%
Communications*	0.6%
Cash & Other	4.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Credit Breakdown**	(%)
AAA	29.2%
AA	33.6%
A	12.4%
BBB	14.6%
BB	7.0%
B	2.4%
CCC	0.1%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	0.7%
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standard & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as U.S. Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Short Term Bond ETF	PAGE 3	TSR-AR-89834G570

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 7, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and is considered to be “independent” are each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$97,500	$97,500
(b) Audit-Related Fees	0	0
(c) Tax Fees	14,000	12,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PERFORMANCE TRUST FUNDS
Performance Trust Total Return Bond Fund
Performance Trust Municipal Bond Fund
Performance Trust Multisector Bond Fund
Performance Trust Short Term Bond ETF
Annual Financial Statements and Additional Information
August 31, 2026

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Par	Value
MUNICIPAL BONDS - 21.1%
Alabama - 0.2%
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$774,648
University of Alabama, 3.00%, 07/01/2044	32,195,000	24,605,151
		25,379,799
Alaska - 0.1%
Alaska Municipal Bond Bank Authority
3.03%, 12/01/2041	6,100,000	4,670,660
3.13%, 12/01/2048	4,000,000	2,739,884
		7,410,544
California - 4.3%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038(a)	2,860,000	1,481,253
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,335,000	34,000,697
Alvord Unified School District, 7.35%, 08/01/2046	2,105,000	2,600,309
Bakersfield City School District, 0.00%, 05/01/2047(a)	10,095,000	7,841,065
Bay Area Toll Authority
6.26%, 04/01/2049	14,050,000	14,155,722
7.04%, 04/01/2050	10,249,499	11,232,288
6.91%, 10/01/2050	7,505,000	8,089,825
California Health Facilities Financing Authority, 5.00%, 11/01/2047	12,000,000	12,824,111
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065(b)(c)(d)	7,505,000	4,765,675
Central Unified School District, 2.89%, 08/01/2042	2,000,000	1,435,546
Chaffey Joint Union High School District, 3.14%, 08/01/2043	4,500,000	3,392,336
City of Fresno, CA Water System Revenue
6.75%, 06/01/2040	5,325,000	5,747,556
6.75%, 06/01/2040	2,150,000	2,320,610
City of Los Angeles, CA Wastewater System Revenue, 5.81%, 06/01/2040	15,110,000	15,365,327
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000	5,345,018
Contra Costa Community College District, 6.50%, 08/01/2034	2,325,000	2,445,852
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,790,186
East Side Union High School District, 5.32%, 04/01/2036	5,575,000	5,581,673

	Par	Value
Fresno Unified School District, 2.76%, 08/01/2040	$3,625,000	$2,835,154
Fullerton Public Financing Authority, 7.75%, 05/01/2031	760,000	812,952
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	7,500,000	6,924,739
Grossmont Union High School District, 3.00%, 08/01/2043	10,000,000	7,295,729
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	13,355,000	12,938,669
Los Angeles Community College District, CA, 6.75%, 08/01/2049	17,485,000	18,476,634
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	19,537,263
6.60%, 07/01/2050	28,010,000	29,090,220
Orange County Sanitation District, 5.58%, 02/01/2040	1,000,000	994,143
Palomar Community College District
2.82%, 08/01/2040	2,400,000	1,816,696
2.99%, 08/01/2044	7,000,000	5,019,942
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	8,902,268
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,135,484
Pomona Unified School District, 3.01%, 08/01/2040	2,250,000	1,776,432
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,690,043
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,555,000	16,768,715
San Bernardino, CA Community College District, 7.43%, 08/01/2039	1,995,000	2,323,384
San Diego County Regional Airport Authority, 3.10%, 07/01/2043	17,000,000	12,631,190
San Diego County Regional Transportation Commission
3.25%, 04/01/2048	4,635,000	3,395,666
5.91%, 04/01/2048	16,900,000	16,569,125
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036(a)	5,240,000	3,098,816
San Joaquin Hills Transportation Corridor Agency, 3.49%, 01/15/2050	28,900,000	21,158,834
San Luis Unit/Westlands Water District Financing Authority
3.49%, 09/01/2040	6,335,000	5,081,323
3.74%, 09/01/2050	4,000,000	2,840,009
Solano County Community College District, 3.14%, 08/01/2044	1,680,000	1,239,847

The accompanying notes are an integral part of these financial statements.

1

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Southwestern Community College District
2.84%, 08/01/2041	$3,830,000	$2,771,033
3.12%, 08/01/2044	2,400,000	1,707,486
State of California
7.55%, 04/01/2039	15,000,000	17,303,934
7.60%, 11/01/2040	28,000,000	32,584,040
University of California
4.86%, 05/15/2112	22,495,000	17,750,874
4.77%, 05/15/2115	23,732,000	18,373,720
Ventura County Public Financing Authority, 3.24%, 11/01/2043	10,000,000	7,608,472
		447,867,885
Colorado - 0.7%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000	3,823,011
City & County of Denver, CO Airport System Revenue, 6.41%, 11/15/2039	10,560,000	11,292,106
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	2,285,000	1,506,042
City of Colorado Springs, CO Utilities System Revenue
6.01%, 11/15/2039	1,000,000	1,037,083
6.62%, 11/15/2040	15,050,000	16,246,489
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	1,992,119
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	960,000	950,970
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,080,000	1,546,749
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	32,520,000	31,495,776
State of Colorado, 6.65%, 09/15/2045	3,500,000	3,652,875
		73,543,220
Connecticut - 0.0%(e)
Connecticut State Health & Educational Facilities Authority, 7.20%, 12/15/2030	500,000	494,589
District of Columbia - 0.6%
District of Columbia Income Tax Revenue, 3.00%, 03/01/2044	5,000,000	3,895,493
District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	23,106,000	18,281,393

	Par	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	$7,400,000	$8,568,513
8.00%, 10/01/2047	28,845,000	34,959,384
		65,704,783
Florida - 0.8%
City of Gainesville, FL, 3.05%, 10/01/2040	10,840,000	8,621,411
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	32,020,000	33,091,613
County of Miami-Dade, FL
0.00%, 10/01/2044(a)	13,500,000	5,758,758
0.00%, 10/01/2045(a)	10,000,000	3,878,676
0.00%, 10/01/2045(a)	6,620,000	2,672,361
County of Miami-Dade, FL Aviation Revenue, 3.27%, 10/01/2041	2,720,000	2,157,052
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	20,365,000	20,369,063
County of Miami-Dade, FL Water & Sewer System Revenue, 3.38%, 10/01/2047	2,150,000	1,695,727
Hillsborough County Aviation Authority, 3.86%, 10/01/2044	2,500,000	1,991,891
		80,236,552
Georgia - 0.0%(e)
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,195,707
Hawaii - 0.2%
City & County Honolulu, HI Wastewater System Revenue
2.57%, 07/01/2041	5,000,000	3,591,983
3.00%, 07/01/2046	16,280,000	12,837,845
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,035,208
State of Hawaii Airports System Revenue, 3.14%, 07/01/2047	4,345,000	3,024,380
		22,489,416
Illinois - 0.5%
Chicago O’Hare International Airport, 6.40%, 01/01/2040	25,935,000	27,419,605
City of Peoria, IL, 3.10%, 01/01/2045	2,710,000	1,888,411
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,562,773
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2045(a)	17,070,000	6,924,137
0.00%, 06/15/2046(a)	8,100,000	3,092,023
0.00%, 06/15/2047(a)	13,080,000	4,710,668
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	2,065,000	2,065,885
		51,663,502

The accompanying notes are an integral part of these financial statements.

2

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 0.4%
Indiana Finance Authority, 6.60%, 02/01/2039	$35,325,000	$37,749,687
Kansas - 0.0%(e)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,040,000	1,905,895
Wyandotte County Unified School District No 500 Kansas City, 3.00%, 09/01/2040	2,000,000	1,568,677
		3,474,572
Kentucky - 0.1%
County of Warren, KY, 4.40%, 12/01/2038	3,100,000	2,918,228
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	8,095,000	8,337,662
2.25%, 05/15/2044	5,325,000	3,540,418
		14,796,308
Louisiana - 0.2%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	9,535,000	7,050,782
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	9,540,000	7,061,223
2.99%, 12/01/2045	5,160,000	3,488,842
Lafayette Parish School Board Sale Tax Revenue, 2.83%, 04/01/2048	1,210,000	793,075
		18,393,922
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	18,470,000	13,866,061
Maryland - 0.2%
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	12,670,000	9,621,683
Maryland Stadium Authority, 2.81%, 05/01/2040	8,740,000	6,742,378
		16,364,061
Massachusetts - 0.7%
Commonwealth of Massachusetts
3.00%, 09/01/2046	4,020,000	3,074,411
2.90%, 09/01/2049	12,000,000	7,783,729
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	15,765,000	15,850,470
Massachusetts Port Authority, 2.72%, 07/01/2042	7,200,000	5,284,580
Massachusetts School Building Authority, 5.72%, 08/15/2039	30,000,000	30,388,800

	Par	Value
Massachusetts State College Building Authority, 5.93%, 05/01/2040	$5,300,000	$5,409,795
University of Massachusetts Building Authority
3.01%, 11/01/2043	1,000,000	743,743
3.50%, 11/01/2044	4,200,000	3,231,578
		71,767,106
Michigan - 0.9%
City of Detroit, MI, 4.00%, 04/01/2044(c)	10,604,294	8,494,884
Detroit City School District, 7.75%, 05/01/2039	25,985,000	29,200,350
Michigan Finance Authority
3.27%, 06/01/2039	11,680,000	10,991,496
3.56%, 06/15/2045	6,215,000	4,656,888
Michigan State University, 4.17%, 08/15/2122	24,413,000	16,901,759
University of Michigan, 4.45%, 04/01/2122	25,092,000	18,885,514
Western School District, 2.90%, 05/01/2040	1,500,000	1,149,435
		90,280,326
Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,449,773
Western Minnesota Municipal Power Agency
3.23%, 01/01/2046	4,000,000	2,930,444
6.77%, 01/01/2046	17,040,000	17,909,711
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,350,000	6,465,014
		28,754,942
Mississippi - 0.0%(e)
Mississippi Development Bank, 5.46%, 10/01/2036	4,445,000	4,432,026
Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/2050	2,500,000	1,684,097
3.09%, 09/15/2051	1,000,000	646,257
3.65%, 08/15/2057	2,480,000	1,719,372
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040(b)	7,780,000	7,711,836
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	12,345,000	13,068,911
		24,830,473
Montana - 0.0%(e)
Montana Facility Finance Authority, 7.12%, 05/15/2031	500,000	494,221

The accompanying notes are an integral part of these financial statements.

3

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - 0.2%
Omaha Public Power District, 3.00%, 02/01/2046	$10,000,000	$7,653,549
University of Nebraska Facilities Corp., 3.04%, 10/01/2049	6,535,000	4,516,957
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,441,419
		17,611,925
Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	37,605,000	40,322,006
Las Vegas Valley Water District, 5.70%, 03/01/2040	4,055,000	4,093,059
		44,415,065
New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,720,000	3,148,576
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,855,000	17,263,954
		20,412,530
New Jersey - 0.9%
Bergen County Improvement Authority, 5.76%, 06/01/2040	6,720,000	6,793,372
City of Bayonne, NJ, 2.81%, 07/01/2039	7,035,000	5,443,435
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	2,927,450
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,231,230
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,035,061
New Jersey Transportation Trust Fund Authority, 6.56%, 12/15/2040	31,310,000	33,610,374
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,477,000	23,381,497
7.10%, 01/01/2041	11,904,000	13,259,489
		92,681,908
New York - 0.6%
Long Island Power Authority, 5.85%, 05/01/2041	9,280,000	9,336,115
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,654,689
New York City Municipal Water Finance Authority, 6.01%, 06/15/2042	10,365,000	10,428,270
New York State Dormitory Authority, 5.10%, 08/01/2034	1,875,000	1,726,474
Triborough Bridge & Tunnel Authority
5.50%, 11/15/2039	30,535,000	30,274,643
3.00%, 11/15/2048	2,070,000	1,492,583

	Par	Value
Western Nassau County Water Authority, 2.96%, 04/01/2041	$1,500,000	$1,142,857
		59,055,631
North Carolina - 0.1%
City of Charlotte, NC Airport Revenue, 3.00%, 07/01/2046	15,555,000	11,795,167
Ohio - 1.0%
American Municipal Power, Inc.
6.05%, 02/15/2043	13,770,000	13,635,584
6.45%, 02/15/2044	16,865,000	17,250,982
8.08%, 02/15/2050	15,280,000	18,402,314
County of Hamilton, OH, 3.76%, 06/01/2042	11,975,000	9,824,583
Lake Local School District/Stark County, OH, 3.36%, 12/01/2050	8,125,000	5,579,838
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	1,400,000	1,393,830
Ohio State University, 4.80%, 06/01/2111	24,439,000	19,501,142
Ohio Turnpike & Infrastructure Commission, 3.22%, 02/15/2048	12,715,000	8,949,718
State of Ohio
3.28%, 01/01/2042	9,550,000	7,826,507
3.70%, 01/01/2043	600,000	501,660
Warrensville Heights City School District, 3.56%, 12/01/2045	2,900,000	2,189,714
		105,055,872
Oklahoma - 0.3%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	10,116,000	9,993,264
5.27%, 10/01/2042	8,684,148	8,679,087
4.62%, 06/01/2044	5,000,000	4,691,920
Oklahoma Municipal Power Authority, 6.44%, 01/01/2045	800,000	813,697
University of Oklahoma, 3.26%, 07/01/2041	1,555,000	1,210,538
		25,388,506
Oregon - 0.0%(e)
State of Oregon, 2.65%, 08/01/2040	1,000,000	736,004
Pennsylvania - 1.0%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	280,000	278,732
Commonwealth Financing Authority, 3.53%, 06/01/2042	4,950,000	4,018,040
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,488,817

The accompanying notes are an integral part of these financial statements.

4

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Pennsylvania Economic Development Financing Authority
6.53%, 06/15/2039	$7,385,000	$7,793,971
3.14%, 06/15/2042	7,685,000	6,024,989
Pennsylvania State University
2.79%, 09/01/2043	16,095,000	12,017,980
3.50%, 09/01/2049	5,000,000	3,605,976
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	38,015,000	39,486,481
3.42%, 12/01/2041	3,500,000	2,818,699
Union County Hospital Authority, 4.40%, 08/01/2028	455,000	452,497
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	31,374,000	18,532,471
		104,518,653
Puerto Rico - 0.1%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	5,074,907	5,008,353
South Carolina - 0.2%
City of Columbia, SC Waterworks & Sewer System Revenue, 2.81%, 02/01/2041	5,200,000	3,947,383
South Carolina Public Service Authority
6.45%, 01/01/2050	7,425,000	7,730,271
6.45%, 01/01/2050	4,750,000	4,945,291
		16,622,945
Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	14,900,000	14,554,163
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, 6.69%, 07/01/2041	12,195,000	13,274,940
New Memphis Arena Public Building Authority
0.00%, 04/01/2044(a)	6,020,000	2,368,059
0.00%, 04/01/2045(a)	6,000,000	2,220,790
0.00%, 04/01/2046(a)	4,900,000	1,694,538
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,725,000	7,817,446
		41,929,936
Texas - 3.2%
Board of Regents of the University of Texas System, 3.35%, 08/15/2047	9,500,000	6,742,683
Central Texas Turnpike System, 3.03%, 08/15/2041	12,400,000	9,520,328
City of Austin, TX Electric Utility Revenue, 2.83%, 11/15/2040	2,000,000	1,544,045

	Par	Value
City of Denton, TX Utility System Revenue, 2.98%, 12/01/2041	$6,000,000	$4,543,895
City of Fort Worth, TX Drainage Utility System Revenue, 2.25%, 02/15/2044	4,590,000	3,061,726
City of Fort Worth, TX Water & Sewer System Revenue
2.25%, 02/15/2044	2,865,000	1,954,804
2.50%, 02/15/2045	3,960,000	2,778,796
2.50%, 02/15/2046	4,060,000	2,783,181
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,505,408
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,778,166
County of Bexar, TX
3.03%, 08/15/2041	8,030,000	6,200,055
3.18%, 08/15/2051	1,000,000	675,807
Dallas Area Rapid Transit
2.82%, 12/01/2042	5,000,000	3,691,597
6.00%, 12/01/2044	10,845,000	10,876,828
2.61%, 12/01/2048	10,435,000	6,881,669
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	27,770,000	29,992,669
Dallas Fort Worth International Airport
2.84%, 11/01/2046	8,500,000	5,955,117
2.92%, 11/01/2050	5,945,000	4,017,053
4.09%, 11/01/2051	6,395,000	5,076,774
4.51%, 11/01/2051	10,140,000	8,452,430
Downtown Dallas Development Authority, 0.00%, 08/15/2036(a)	6,730,000	3,955,286
Elgin Independent School District, 3.00%, 08/01/2046	4,000,000	3,038,830
Frenship Independent School District, 3.00%, 02/15/2046	7,000,000	5,218,954
Godley Independent School District, 3.00%, 02/15/2046	15,470,000	11,407,292
Grand Parkway Transportation Corp.
5.18%, 10/01/2042	9,705,000	9,472,390
3.24%, 10/01/2052	11,795,000	7,790,638
Harris County Cultural Education Facilities Finance Corp., 3.64%, 05/15/2050	2,285,000	1,674,672
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	36,610,000	27,822,260
North Texas Tollway Authority
8.41%, 02/01/2030	3,078,000	3,248,467
6.72%, 01/01/2049	34,090,000	36,017,445
Permanent University Fund - University of Texas System, 3.38%, 07/01/2047	2,500,000	1,819,983
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(b)	10,500,000	9,696,605

The accompanying notes are an integral part of these financial statements.

5

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Stafford Municipal School District, 3.08%, 08/15/2041	$6,765,000	$5,400,117
State of Texas, 5.52%, 04/01/2039	23,978,566	23,808,417
Temple College, 3.00%, 07/01/2046	8,000,000	5,829,596
Texas A&M University, 2.65%, 05/15/2047	14,010,000	9,327,082
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	34,455,000	26,651,008
Texas Public Finance Authority
2.47%, 02/01/2040	1,100,000	792,321
2.96%, 02/01/2041	1,455,000	1,113,833
Texas Transportation Commission, 2.47%, 10/01/2044	5,000,000	3,384,251
Texas Water Development Board, 3.00%, 10/15/2045	11,435,000	8,636,707
Westwood Independent School District, 3.00%, 02/15/2047	3,590,000	2,618,709
		331,757,894
Utah - 0.2%
City of Ogden City, UT Sewer & Water Revenue, 3.00%, 06/15/2045	3,100,000	2,396,113
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047(b)	5,000,000	4,224,056
Utah Transit Authority, 3.00%, 12/15/2044	18,350,000	14,534,140
		21,154,309
Virginia - 0.6%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,037,073
University of Virginia
6.20%, 09/01/2039	9,768,000	10,272,281
2.58%, 11/01/2051	12,000,000	7,139,726
4.18%, 09/01/2117	26,130,000	18,468,593
3.23%, 09/01/2119	33,930,000	18,485,030
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,653,401
2.96%, 09/01/2045	1,205,000	858,760
		58,914,864
Washington - 1.1%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	44,260,000	43,730,836
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	30,000,000	30,237,720
5.62%, 12/01/2040	6,865,000	6,852,409
King County Public Hospital District No. 4, 5.50%, 12/01/2035	1,000,000	973,948

	Par	Value
NJB Properties, 5.51%, 12/01/2036	$6,180,000	$6,320,145
University of Washington, 6.06%, 07/01/2039	10,675,000	11,064,655
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,525,168
Washington State University, 7.40%, 04/01/2041	4,000,000	4,520,416
		109,225,297
Wisconsin - 0.1%
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039(a)	1,000,000	489,539
Public Finance Authority
9.50%, 06/01/2029(b)	5,750,000	5,749,220
5.29%, 07/01/2029	5,000,000	4,960,993
4.15%, 05/15/2031	3,635,000	3,564,917
		14,764,669
TOTAL MUNICIPAL BONDS (Cost $2,313,599,752)		2,183,239,230
CORPORATE BONDS - 20.9%
Aerospace & Defense - 0.1%
Lockheed Martin Corp., 3.80%, 03/01/2045	2,000,000	1,530,994
Northrop Grumman Corp., 3.85%, 04/15/2045	2,000,000	1,523,373
TransDigm, Inc.
6.38%, 03/01/2029(b)	500,000	507,985
6.38%, 05/31/2033(b)	2,500,000	2,508,170
6.75%, 01/31/2034(b)	750,000	762,271
		6,832,793
Automobile Components - 0.2%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031(b)	3,400,000	3,399,031
Dana, Inc., 4.50%, 02/15/2032	2,266,000	2,257,799
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(b)	5,150,000	5,359,512
Phinia, Inc., 6.63%, 10/15/2032(b)	4,138,000	4,206,679
		15,223,021
Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029(b)	11,600,000	11,046,827
Banks - 4.3%
Atlantic Union Bankshares Corp.
2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,865,088
6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	5,625,000	5,674,155

The accompanying notes are an integral part of these financial statements.

6

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(b)	$7,000,000	$7,413,823
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035(b)	5,000,000	4,831,567
Bank of America Corp.
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000	4,483,079
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	5,500,000	4,103,098
Bank of Montreal
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	4,000,000	3,541,126
5.30% (SOFR + 1.21%), 06/02/2037	10,000,000	9,767,313
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	13,785,000	13,543,762
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	4,500,000	4,975,200
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	5,750,000	5,783,566
BPCE SA
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(b)	5,971,000	6,073,563
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(b)	9,000,000	8,969,529
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	6,500,000	6,615,038
CNB Financial Corp., 6.25% (3 mo. Term SOFR + 2.58%), 06/15/2031(b)	1,250,000	1,226,834
Commonwealth Bank of Australia
5.84%, 03/13/2034(b)	5,000,000	5,029,568
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(b)	7,500,000	7,299,379
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,166,519
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	10,650,000	10,586,765
Equity Bancshares, Inc., 7.13% to 08/01/2030 then 3 mo. Term SOFR + 3.49%, 08/01/2035	4,000,000	4,112,683

	Par	Value
Fifth Third Bancorp, 8.25%, 03/01/2038	$10,000,000	$11,881,760
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000	4,936,600
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	14,766,000	14,284,060
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	16,270,000	16,372,218
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	9,100,000	9,423,960
First Mid Bancshares, Inc., 7.58% (3 mo. Term SOFR + 3.83%), 10/15/2030	1,290,000	1,272,362
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(b)	15,550,000	16,036,733
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000	7,860,722
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	6,400,000	6,348,377
HBT Financial, Inc., 5.75% to 03/15/2031 then 3 mo. Term SOFR + 2.33%, 03/15/2036(b)	4,000,000	3,921,109
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,456,250
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	17,770,549
Huntington Bancshares, Inc.
6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	2,750,000	2,754,442
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	4,250,000	4,077,655
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	12,200,000	12,597,478
JPMorgan Chase & Co.
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	2,983,822
5.80% (5 yr. CMT Rate + 1.25%), 07/23/2041	5,000,000	4,944,610
4.85%, 02/01/2044	12,195,000	10,856,547

The accompanying notes are an integral part of these financial statements.

7

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	$7,000,000	$6,501,454
National Australia Bank Ltd., 5.63% to 06/04/2036 then 1 yr. CMT Rate + 1.18%, 06/04/2037(b)	9,000,000	8,793,820
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	13,350,000	13,148,379
Nicolet Bankshares, Inc., 6.12% (3 mo. Term SOFR + 2.38%), 07/15/2031	4,000,000	3,885,894
Old National Bank/Evansville IN, 5.88%, 09/29/2026	7,515,000	7,516,754
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,051,294
Regions Bank, 6.45%, 06/26/2037	15,677,000	16,254,646
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	4,000,000	3,843,201
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,900,000	9,068,398
6.25% to 06/01/2031 then 3 mo. Term SOFR + 2.45%, 06/01/2036	8,000,000	8,002,149
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	10,060,000	10,026,666
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	7,965,000	8,144,553
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	10,500,000	10,822,997
Synovus Bank/Columbus, GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	8,750,000	8,581,507
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	8,750,000	9,020,304
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	5,400,000	5,138,503

	Par	Value
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	$15,750,000	$15,344,187
Wells Fargo & Co.
4.65%, 11/04/2044	6,000,000	4,905,780
3.90%, 05/01/2045	2,500,000	1,904,180
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	7,145,085
WSFS Financial Corp., 5.38% to 12/15/2030 then 3 mo. Term SOFR + 1.89%, 12/15/2035	2,000,000	1,956,644
		446,897,304
Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	13,759,204
Biotechnology - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	9,688,126
5.50%, 03/15/2064	8,000,000	7,277,822
5.65%, 03/15/2066	1,000,000	930,858
6.10%, 09/15/2066	3,000,000	2,979,266
Amgen, Inc., 5.75%, 03/02/2063	10,000,000	9,243,790
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	2,638,561
		32,758,423
Broadline Retail - 0.3%
Amazon.com, Inc.
5.55%, 11/20/2065	17,000,000	14,721,511
6.05%, 03/13/2076	17,500,000	16,146,040
		30,867,551
Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030(b)	11,250,000	10,976,610
4.25%, 02/01/2032(b)	7,800,000	7,179,248
6.75%, 05/15/2035(b)	4,663,000	4,668,555
Standard Building Solutions, Inc.
6.25%, 08/01/2033(b)	3,750,000	3,723,153
5.88%, 03/15/2034(b)	1,000,000	968,954
		27,516,520
Capital Markets - 0.3%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000	12,876,314
5.80%, 03/08/2032	7,250,000	7,145,597
Brookfield Corp., 7.38%, 03/01/2033	2,325,000	2,571,609
MSCI, Inc., 3.63%, 11/01/2031(b)	8,567,000	7,792,238
		30,385,758
Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031(b)	8,122,000	8,240,492

The accompanying notes are an integral part of these financial statements.

8

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services & Supplies - 0.1%
ADT Security Corp., 5.88%, 10/15/2033(b)	$3,900,000	$3,817,670
Central Storage Safety Project Trust, 4.82%, 02/01/2038(b)	4,836,160	4,571,611
Cimpress PLC, 7.38%, 09/15/2032(b)	750,000	757,772
		9,147,053
Communications Equipment - 0.0%(e)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000	2,653,377
Construction Materials - 0.0%(e)
Quikrete Holdings, Inc.
6.38%, 03/01/2032(b)	2,000,000	2,025,841
6.75%, 03/01/2033(b)	1,500,000	1,524,420
		3,550,261
Consumer Finance - 0.8%
Ally Financial, Inc.
6.70%, 02/14/2033	13,944,000	14,194,459
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	6,750,000	6,614,935
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	10,304,000	10,353,099
Ford Motor Credit Co., LLC, 7.12%, 11/07/2033	17,500,000	18,416,554
OneMain Finance Corp.
6.63%, 05/15/2029	5,000,000	5,078,600
5.38%, 11/15/2029	8,853,000	8,732,024
6.13%, 05/15/2030	4,000,000	3,983,269
6.50%, 03/15/2033	5,000,000	4,893,978
6.75%, 09/15/2033	7,350,000	7,244,389
7.13%, 03/15/2034	1,750,000	1,752,778
		81,264,085
Containers & Packaging - 0.2%
Ball Corp., 5.50%, 09/15/2033	4,100,000	4,069,702
Graphic Packaging International, LLC, 3.75%, 02/01/2030(b)	16,533,000	15,555,268
		19,624,970
Diversified Consumer Services - 2.2%
California Institute of Technology
4.70%, 11/01/2111	18,053,000	13,963,460
4.28%, 09/01/2116	7,725,000	5,512,293
3.65%, 09/01/2119	12,148,000	7,365,091
Case Western Reserve University, 5.41%, 06/01/2122	21,180,000	18,667,448
Claremont Mckenna College, 3.78%, 01/01/2122	16,311,000	10,098,610
Duke University, 3.30%, 10/01/2046	3,980,000	2,820,249

	Par	Value
Massachusetts Institute of Technology
7.25%, 11/02/2096	$2,750,000	$3,226,533
5.60%, 07/01/2111	18,680,000	17,548,884
4.68%, 07/01/2114	22,861,000	17,966,896
3.89%, 07/01/2116	25,233,000	16,466,196
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,060,961
1.81%, 07/01/2032	1,150,000	948,315
1.86%, 07/01/2033	532,000	424,613
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027(b)	8,670,000	8,512,174
Service Corp. International, 4.00%, 05/15/2031	9,144,000	8,596,663
Sotheby’s, 8.25%, 04/15/2031(b)	5,231,250	5,301,547
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	18,984,000	14,754,442
3.61%, 02/15/2119	27,778,000	16,867,493
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,994,631
University of Southern California
5.25%, 10/01/2111	21,972,000	19,512,879
3.23%, 10/01/2120	34,877,000	18,848,065
Washington University, 4.35%, 04/15/2122	25,246,000	18,205,204
		230,662,647
Diversified REITs - 0.1%
Global Net Lease, Inc.
3.75%, 12/15/2027(b)	1,650,000	1,618,298
4.50%, 09/30/2028(b)	11,725,000	11,498,107
		13,116,405
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
5.55%, 11/01/2045	5,000,000	4,459,719
5.85%, 04/30/2046	13,850,000	12,757,942
Space Exploration Technologies Corp., 6.60%, 07/15/2046(b)	5,000,000	4,538,920
Verizon Communications, Inc., 5.75%, 11/30/2045	18,495,000	17,250,173
		39,006,754
Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050(b)	9,700,000	8,831,157
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048(b)	17,000,000	15,850,164
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	19,173,291
SCE Recovery Funding LLC
5.54%, 09/15/2050	8,000,000	7,696,539
6.04%, 12/15/2052	2,000,000	2,012,009
		53,563,160

The accompanying notes are an integral part of these financial statements.

9

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electrical Equipment - 0.2%
Regal Rexnord Corp., 6.30%, 02/15/2030	$1,906,000	$1,964,792
Sensata Technologies BV, 4.00%, 04/15/2029(b)	1,984,000	1,924,416
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	10,338,000	10,010,022
3.75%, 02/15/2031(b)	2,955,000	2,756,885
6.63%, 07/15/2032(b)	3,500,000	3,585,431
		20,241,546
Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034	15,252,000	14,782,061
Corning, Inc.
5.75%, 08/15/2040	11,803,000	11,716,638
4.75%, 03/15/2042	8,306,000	7,367,454
		33,866,153
Energy Equipment & Services - 0.0%(e)
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	1,500,000	1,548,708
Financial Services - 0.4%
American AgCredit Corp., 8.75% to 06/15/2031 then 5 yr. CMT Rate + 4.50%, Perpetual(b)	6,500,000	6,492,200
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036(b)	10,000,000	8,439,256
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual(b)	8,625,000	8,788,790
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(b)	7,000,000	6,114,965
Global Payments, Inc.
5.40%, 03/15/2033	2,750,000	2,673,522
5.55%, 11/15/2035	12,850,000	12,265,653
		44,774,386
Food Products - 0.4%
Mars, Inc.
5.65%, 05/01/2045(b)	9,600,000	9,212,610
5.80%, 05/01/2065(b)	13,830,000	13,115,628
Post Holdings, Inc.
6.25%, 10/15/2034(b)	1,000,000	966,190
6.50%, 03/15/2036(b)	13,804,000	13,355,070
		36,649,498
Ground Transportation - 0.2%
ERAC USA Finance, LLC, 5.63%, 03/15/2042(b)	2,500,000	2,441,301
ERAC USA Finance, LLC
7.00%, 10/15/2037(b)	8,502,000	9,417,994
4.50%, 02/15/2045(b)	12,695,000	10,627,643
		22,486,938

	Par	Value
Healthcare Equipment & Supplies - 0.2%
Abbott Laboratories, 5.60%, 03/15/2066	$18,000,000	$16,778,042
Teleflex, Inc.
4.25%, 06/01/2028(b)	2,800,000	2,754,278
5.88%, 01/15/2032(b)	1,150,000	1,151,133
		20,683,453
Healthcare Providers & Services - 1.9%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	19,260,000	16,531,568
Centene Corp.
4.63%, 12/15/2029	4,000,000	3,902,489
3.38%, 02/15/2030	6,950,000	6,458,726
3.00%, 10/15/2030	11,090,000	10,007,463
2.50%, 03/01/2031	11,000,000	9,609,548
Cleveland Clinic Foundation, 4.86%, 01/01/2114	21,636,000	17,463,406
CommonSpirit Health, 5.58%, 09/01/2045	7,000,000	6,580,545
Dignity Health, 5.27%, 11/01/2064	10,000,000	8,584,279
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	11,440,000	7,972,597
Kaiser Foundation Hospitals, 4.15%, 05/01/2047	24,620,000	19,546,061
Molina Healthcare, Inc.
4.38%, 06/15/2028(b)	3,226,000	3,183,863
6.50%, 02/15/2031(b)	5,000,000	5,083,640
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	11,403,838
3.95%, 08/01/2119	14,000,000	9,168,498
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	850,864
4.09%, 10/01/2048	5,000,000	3,857,085
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,286,854
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	17,124,000	11,717,410
Summa Health, 3.51%, 11/15/2051	23,308,000	16,313,766
Sutter Health, 3.16%, 08/15/2040	14,677,000	11,010,284
Tenet Healthcare Corp., 6.00%, 11/15/2033(b)	500,000	501,768
Toledo Hospital, 6.02%, 11/15/2048	12,374,000	11,975,907
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	4,717,740
		200,728,199
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP, 5.50%, 04/15/2035	8,000,000	7,828,765
Hotels, Restaurants & Leisure - 1.1%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(b)	6,825,000	6,587,599
Choice Hotels International, Inc., 5.85%, 08/01/2034	12,250,000	12,199,107

The accompanying notes are an integral part of these financial statements.

10

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Hotels, Restaurants & Leisure - (Continued)
Hilton Grand Vacations Borrower LLC, Inc.
5.00%, 06/01/2029(b)	$3,750,000	$3,655,764
4.88%, 07/01/2031(b)	1,950,000	1,805,959
6.63%, 01/15/2032(b)	6,810,000	6,868,727
Hyatt Hotels Corp., 5.40%, 12/15/2035	3,000,000	2,905,883
Light & Wonder International, Inc., 6.25%, 10/01/2033(b)	8,091,000	8,064,300
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	14,075,000	14,010,687
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	22,549,000	22,042,843
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	14,124,000	13,151,402
Pioneer Opco LLC, 7.00%, 05/15/2033(b)	750,000	763,709
Station Casinos, LLC
4.63%, 12/01/2031(b)	400,000	377,390
6.63%, 03/15/2032(b)	5,750,000	5,826,555
Travel + Leisure Co., 6.25%, 06/01/2031(b)	4,850,000	4,888,601
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	5,730,000	5,630,259
		108,778,785
Household Durables - 0.6%
Ashton Woods USA, LLC
4.63%, 04/01/2030(b)	8,100,000	7,744,782
6.88%, 08/01/2033(b)	8,831,000	8,875,579
Century Communities, Inc., 3.88%, 08/15/2029(b)	8,646,000	8,247,667
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031(b)	3,250,000	3,344,107
8.38%, 10/01/2033(b)	5,850,000	5,992,208
KB Home, 4.80%, 11/15/2029	2,282,000	2,240,259
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000	4,744,933
3.95%, 02/15/2030	10,716,000	10,241,220
Meritage Homes Corp., 5.65%, 03/15/2035	8,450,000	8,383,794
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	5,241,000	4,797,169
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(b)	1,750,000	1,789,874
		66,401,592
Interactive Media & Services - 0.5%
Alphabet, Inc.
6.25%, 08/15/2046	750,000	753,180
5.30%, 05/15/2065	6,000,000	5,049,796
5.70%, 11/15/2075	23,000,000	20,189,867

	Par	Value
Meta Platforms, Inc.
5.50%, 11/15/2045	$9,000,000	$7,803,188
6.20%, 05/15/2046	4,250,000	3,987,763
5.75%, 11/15/2065	16,500,000	13,565,260
6.45%, 05/15/2066	2,000,000	1,825,424
		53,174,478
IT Services - 0.3%
ASGN, Inc., 4.63%, 05/15/2028(b)	19,534,000	19,027,364
Gartner, Inc.
3.75%, 10/01/2030(b)	7,700,000	7,092,016
5.60%, 11/20/2035	5,500,000	5,197,357
		31,316,737
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(b)	21,200,000	20,468,161
4.00%, 03/15/2031(b)	250,000	235,542
IQVIA, Inc.
5.00%, 10/15/2026(b)	1,300,000	1,300,573
5.00%, 05/15/2027(b)	3,000,000	3,000,918
		25,005,194
Machinery - 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027(b)	5,299,000	5,288,324
5.88%, 06/01/2029(b)	1,750,000	1,758,041
3.75%, 01/30/2031(b)	13,782,000	12,855,212
5.88%, 12/01/2033(b)	2,250,000	2,234,885
		22,136,462
Media - 0.3%
CCO Holdings Capital Corp.
4.25%, 01/15/2034(b)	4,250,000	3,547,342
7.38%, 02/01/2036(b)	3,791,000	3,668,845
Charter Communications Operating, LLC, 3.50%, 03/01/2042	13,388,000	8,970,385
Sirius XM Radio LLC
4.00%, 07/15/2028(b)	4,771,000	4,655,351
4.13%, 07/01/2030(b)	3,050,000	2,872,486
3.88%, 09/01/2031(b)	10,524,000	9,596,892
Time Warner Cable LLC, 7.30%, 07/01/2038	2,000,000	2,008,121
		35,319,422
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(e)
Arbor Realty SR, Inc., 5.00%, 12/30/2028(b)	5,000,000	4,637,500
Office REITs - 0.1%
Vornado Realty LP, 5.75%, 02/01/2033	8,440,000	8,419,133
Personal Care Products - 0.0%(e)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(b)	4,531,000	4,409,143

The accompanying notes are an integral part of these financial statements.

11

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - 0.5%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	$1,200,000	$1,245,612
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	10,500,000	8,060,543
4.35%, 11/15/2047	2,000,000	1,598,559
5.65%, 02/22/2064	5,500,000	5,188,012
Eli Lilly & Co., 5.65%, 10/15/2065	12,000,000	11,338,786
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	18,000,000	16,445,306
5.34%, 05/19/2063	3,000,000	2,621,355
		46,498,173
Professional Services - 0.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	9,043,000	9,323,532
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	28,050,000	27,811,743
CACI International, Inc., 6.38%, 06/15/2033(b)	3,500,000	3,548,601
Mobility Global, Inc., 6.05%, 06/15/2036(b)	9,800,000	9,608,877
Science Applications International Corp.
4.88%, 04/01/2028(b)	27,078,000	26,878,982
5.88%, 11/01/2033(b)	1,750,000	1,734,619
		78,906,354
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower, LLC, 6.75%, 05/15/2028(b)	2,910,000	2,915,931
MMH Master LLC, 6.75%, 02/01/2044(b)	10,250,000	10,881,006
Wildflower Improvement Association, 6.63%, 03/01/2031(b)	1,758,212	1,715,097
		15,512,034
Retail REITs - 0.2%
Simon Property Group LP
4.75%, 03/15/2042	5,981,000	5,323,375
4.25%, 11/30/2046	12,458,000	9,866,637
		15,190,012
Semiconductors & Semiconductor Equipment - 0.0%(e)
Amkor Technology, Inc., 5.88%, 10/01/2033(b)	2,500,000	2,461,416
Software - 0.4%
Microsoft Corp.
3.70%, 08/08/2046	1,503,000	1,122,096
2.68%, 06/01/2060	3,000,000	1,558,772
3.04%, 03/17/2062	20,510,000	11,566,878

	Par	Value
Open Text Corp., 3.88%, 12/01/2029(b)	$6,680,000	$6,257,214
Open Text Holdings, Inc., 4.13%, 02/15/2030(b)	13,250,000	12,371,486
Oracle Corp.
4.13%, 05/15/2045	3,000,000	1,979,554
5.88%, 09/26/2045	8,750,000	7,220,424
		42,076,424
Specialty Retail - 1.0%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	5,000,000	4,875,608
5.00%, 02/15/2032(b)	14,045,000	13,404,011
AutoNation, Inc., 5.89%, 03/15/2035	5,750,000	5,750,018
Gee Automotive Holdings LLC, 7.25%, 03/01/2031(b)	4,905,000	4,954,580
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	14,014,000	13,677,010
Home Depot, Inc., 4.88%, 02/15/2044	15,000,000	13,317,120
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(b)	21,010,000	20,930,404
Lithia Motors, Inc.
3.88%, 06/01/2029(b)	8,772,000	8,427,730
4.38%, 01/15/2031(b)	7,000,000	6,672,659
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000	9,066,579
		101,075,719
Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC / EMC Corp.
8.10%, 07/15/2036	14,160,000	16,414,834
3.38%, 12/15/2041	7,600,000	5,585,968
		22,000,802
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	7,200,000	6,852,197
Trading Companies & Distributors - 0.1%
Core & Main LP, 6.00%, 07/01/2034(b)	750,000	748,931
Herc Holdings, Inc.
6.63%, 06/15/2029(b)	2,000,000	2,041,193
7.00%, 06/15/2030(b)	1,000,000	1,035,248
5.75%, 03/15/2031(b)	150,000	149,741
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,681,263
		8,656,376
TOTAL CORPORATE BONDS (Cost $2,214,600,212)		2,163,752,204

The accompanying notes are an integral part of these financial statements.

12

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.8%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class C, 2.81%, 06/15/2054(b)(c)	$4,300,000	$3,728,428
Series 2021-MF3, Class B, 2.51%, 10/15/2054(b)	2,000,000	1,715,394
Series 2022-MF4, Class B, 3.39%, 02/15/2055(b)(c)	10,302,000	9,147,739
Series 2022-MF4, Class C, 3.39%, 02/15/2055(b)(c)	1,000,000	874,677
Series 2022-MF4, Class XD, 1.39%, 02/15/2055(b)(c)(f)	19,700,000	1,182,091
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053(b)(c)	4,650,000	4,308,895
Series 2020-MF1, Class B, 3.72%, 05/15/2053(b)(c)	4,500,000	4,202,811
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061(b)	2,000,000	1,750,730
Series 2019-BN16, Class XA, 1.09%, 02/15/2052(c)(f)	69,424,404	1,156,083
Series 2019-BN17, Class XB, 0.71%, 04/15/2052(c)(f)	123,653,000	1,660,314
Series 2019-BN17, Class XD, 1.74%, 04/15/2052(b)(c)(f)	11,541,000	405,276
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	1,938,030	1,842,732
Series 2019-BN21, Class XD, 1.21%, 10/17/2052(b)(c)(f)	18,699,333	559,626
Series 2019-BN23, Class B, 3.46%, 12/15/2052	3,350,000	3,072,662
Series 2019-BN23, Class C, 3.62%, 12/15/2052(c)	8,713,000	7,892,063
Series 2019-BN23, Class XB, 0.26%, 12/15/2052(c)(f)	238,421,000	1,413,240
Series 2019-BN24, Class XB, 0.30%, 11/15/2062(c)(f)	174,693,000	1,211,793
Series 2020-BN25, Class B, 3.04%, 01/15/2063(c)	7,401,500	6,575,449
Series 2020-BN25, Class XA, 0.98%, 01/15/2063(c)(f)	153,396,509	3,525,159
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858	4,074,996
Series 2020-BN26, Class XB, 0.70%, 03/15/2063(c)(f)	226,593,000	4,449,289
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,666,265
Series 2020-BN28, Class XB, 1.09%, 03/15/2063(c)(f)	29,969,467	1,066,607
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,402,645
Series 2020-BN29, Class B, 2.42%, 11/15/2053	4,435,000	3,776,834

	Par	Value
Series 2020-BN29, Class C, 3.14%, 11/15/2053(c)	$9,440,000	$7,919,634
Series 2020-BN29, Class D, 2.50%, 11/15/2053(b)	3,750,000	2,904,240
Series 2020-BN29, Class XB, 0.73%, 11/15/2053(c)(f)	132,417,000	3,184,854
Series 2020-BN30, Class B, 2.45%, 12/15/2053(c)	1,090,000	922,303
Series 2020-BN30, Class C, 2.76%, 12/15/2053(c)	5,450,000	4,484,676
Series 2020-BN30, Class D, 2.50%, 12/15/2053(b)(c)	9,150,000	7,132,005
Series 2021-BN32, Class AS, 2.86%, 04/15/2054(c)	500,000	440,296
Series 2021-BN32, Class C, 3.34%, 04/15/2054(c)	800,000	682,036
Series 2021-BN32, Class D, 2.50%, 04/15/2054(b)(c)	5,000,000	3,967,877
Series 2021-BN32, Class XB, 0.33%, 04/15/2054(c)(f)	152,569,000	1,648,432
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,287,380
Series 2021-BN34, Class B, 2.75%, 06/15/2063(c)	8,000,000	6,617,347
Series 2021-BN34, Class XA, 1.06%, 06/15/2063(c)(f)	94,201,314	3,022,703
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,387,596
Series 2021-BN35, Class C, 2.90%, 06/15/2064(c)	8,755,000	7,301,006
Series 2021-BN35, Class XA, 1.11%, 06/15/2064(c)(f)	97,231,954	3,545,660
Series 2021-BN38, Class XA, 0.91%, 12/15/2064(c)(f)	39,698,353	1,360,236
Series 2022-BN40, Class D, 2.50%, 03/15/2064(b)	3,955,000	2,954,745
Series 2023-BN45, Class XD, 2.52%, 02/15/2056(b)(c)(f)	22,611,000	2,722,832
Series 2024-BN47, Class XA, 1.04%, 06/15/2057(c)(f)	64,950,505	3,206,827
Series 2024-BN47, Class XB, 0.61%, 06/15/2057(c)(f)	220,695,000	5,872,363
Series 2024-BN48, Class XB, 0.85%, 10/15/2057(c)(f)	228,218,000	10,475,982
Series 2025-BN49, Class AS, 6.03%, 03/15/2058(c)	7,000,000	7,182,432
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000	10,198,202
Series 2025-BN49, Class XA, 0.83%, 03/15/2058(c)(f)	149,412,534	6,464,572
Series 2025-BN50, Class AS, 6.07%, 05/15/2068(c)	6,976,000	7,107,468
Series 2025-BN51, Class AS, 5.54%, 12/25/2067	10,000,000	9,859,682
BANK-2025
Series 2026-BN52, Class AS, 5.84%, 05/15/2069(c)	5,500,000	5,553,908

The accompanying notes are an integral part of these financial statements.

13

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2026-BN52, Class ASB, 5.58%, 05/15/2069	$5,255,000	$5,336,444
Series 2026-BN52, Class XA, 0.92%, 05/15/2069(c)(f)	112,349,461	6,158,537
Series 2026-BN52, Class XD, 1.89%, 05/15/2069(b)(c)(f)	9,348,500	1,192,051
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,985,692	10,159,797
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(c)	14,105,000	14,537,758
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(c)	7,500,000	7,771,729
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,660,000	11,702,340
Series 2024-5YR10, Class B, 6.14%, 10/15/2057(c)	5,000,000	5,026,831
Series 2024-5YR10, Class XA, 1.40%, 10/15/2057(c)(f)	80,690,456	2,486,944
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,308,154
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057(c)	11,045,000	11,219,031
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(b)(c)(f)	106,861,671	1,888,395
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(c)	8,200,000	8,406,588
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(c)(f)	142,352,429	4,410,320
Series 2024-5YR8, Class B, 6.91%, 08/15/2057(c)	8,900,000	9,139,926
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(c)	8,150,000	8,264,739
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(c)	11,200,000	11,403,939
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058(c)	10,000,000	10,086,224
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058(b)(c)(f)	89,906,648	2,831,385
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058(c)	7,000,000	7,124,783
Series 2025-5YR14, Class XA, 1.20%, 04/15/2058(c)(f)	66,479,721	2,046,173
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(b)	1,000,000	911,427
Series 2025-5YR14, Class C, 6.46%, 04/15/2058(c)	5,616,000	5,656,596
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(b)	3,600,000	3,188,505
Series 2025-5YR15, Class XA, 1.44%, 07/15/2058(c)(f)	41,935,955	1,710,991
Series 2025-5YR16, Class XA, 1.28%, 08/15/2063(c)(f)	74,183,128	2,733,426

	Par	Value
Series 2025-5YR17, Class B, 5.99%, 11/15/2058(c)	$10,637,000	$10,745,323
Series 2025-5YR17, Class C, 5.89%, 11/15/2058(c)	7,393,000	7,300,721
Series 2025-5YR17, Class XA, 1.40%, 11/15/2058(c)(f)	130,712,373	5,397,794
Series 2025-5YR18, Class AS, 5.47%, 12/15/2058(c)	5,000,000	4,948,812
Series 2025-5YR18, Class B, 5.72%, 12/15/2058(c)	7,000,000	6,928,808
Series 2025-5YR18, Class XA, 1.25%, 12/15/2058(c)(f)	74,835,835	2,893,894
Series 2025-5YR19, Class B, 5.81%, 12/15/2058(c)	10,000,000	10,042,972
Series 2026-5YR20, Class AS, 5.34%, 02/15/2059	4,500,000	4,465,201
Series 2026-5YR20, Class C, 6.04%, 02/15/2059(c)	6,558,000	6,498,837
Series 2026-5YR20, Class XA, 1.52%, 02/15/2059(c)(f)	84,993,678	4,210,731
Series 2026-5YR21, Class XA, 0.99%, 04/15/2059(c)(f)	113,063,015	3,588,134
Series 2026-5YR22, Class AS, 6.02%, 06/15/2059(c)	7,500,000	7,650,567
Series 2026-5YR22, Class B, 6.39%, 06/15/2059(c)	3,000,000	3,053,532
Series 2026-5YR22, Class C, 5.96%, 06/15/2059(c)	4,700,000	4,648,750
Series 2026-5YR23, Class AS, 6.05%, 07/15/2059(c)	9,610,000	9,808,325
Series 2026-5YR23, Class XA, 1.30%, 07/15/2059(c)(f)	145,757,799	6,745,030
Series 2026-5YR24, Class AS, 6.10%, 08/15/2031(c)	7,500,000	7,695,987
Series 2026-5YR24, Class B, 6.30%, 09/15/2031(c)	6,500,000	6,674,675
Series 2026-5YR24, Class C, 6.15%, 09/15/2031(c)	3,000,000	3,004,953
BBCMS Trust
Series 2020-C6, Class XA, 1.13%, 02/15/2053(c)(f)	86,716,889	2,377,448
Series 2020-C6, Class XB, 0.76%, 02/15/2053(c)(f)	59,000,000	1,252,647
Series 2020-C7, Class XA, 1.70%, 04/15/2053(c)(f)	20,838,610	740,194
Series 2020-C7, Class XB, 1.08%, 04/15/2053(c)(f)	17,140,000	542,825
Series 2021-C10, Class XA, 1.31%, 07/15/2054(c)(f)	66,685,551	2,890,639
Series 2021-C10, Class XB, 1.10%, 07/15/2054(c)(f)	74,931,500	3,099,864
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,224,945
Series 2021-C11, Class XB, 1.07%, 09/15/2054(c)(f)	29,540,000	1,272,704
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,353,534

The accompanying notes are an integral part of these financial statements.

14

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-C12, Class XA, 1.03%, 11/15/2054(c)(f)	$97,381,999	$3,205,494
Series 2021-C12, Class XB, 0.69%, 11/15/2054(c)(f)	59,992,000	1,731,213
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,445,534
Series 2021-C9, Class XB, 1.09%, 02/15/2054(c)(f)	68,467,000	2,633,213
Series 2022-C14, Class XA, 0.78%, 02/15/2055(c)(f)	94,778,642	2,558,853
Series 2022-C14, Class XB, 0.36%, 02/15/2055(c)(f)	166,823,000	2,962,143
Series 2022-C15, Class XD, 1.45%, 04/15/2055(b)(c)(f)	25,000,000	1,737,990
Series 2022-C17, Class XA, 1.32%, 09/15/2055(c)(f)	64,626,612	3,564,067
Series 2022-C17, Class XB, 0.66%, 09/15/2055(c)(f)	52,655,000	1,712,014
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,034,566
Series 2023-C21, Class A2, 6.51%, 09/15/2056(c)	9,569,206	9,714,451
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(b)(c)(f)	58,602,974	1,103,553
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,021,152
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,061,283
Series 2024-5C31, Class AS, 5.85%, 12/15/2057(c)	11,500,000	11,632,350
Series 2024-5C31, Class XA, 1.28%, 12/15/2057(c)(f)	80,270,897	2,383,428
Series 2024-5C31, Class XB, 0.94%, 12/15/2057(b)(c)(f)	169,223,000	3,887,949
Series 2024-C24, Class XA, 1.86%, 02/15/2057(c)(f)	62,894,972	5,202,924
Series 2024-C24, Class XB, 1.57%, 02/15/2057(c)(f)	32,630,000	2,550,684
Series 2024-C26, Class XA, 1.24%, 05/15/2057(c)(f)	115,847,873	7,372,582
Series 2024-C28, Class AS, 5.84%, 09/15/2057(c)	5,000,000	5,030,042
Series 2024-C28, Class XA, 1.32%, 09/15/2057(c)(f)	36,301,102	2,441,245
Series 2024-C28, Class XB, 0.82%, 09/15/2057(b)(c)(f)	154,907,000	6,734,938
Series 2024-C30, Class XA, 1.07%, 11/15/2057(c)(f)	113,944,719	6,304,903
Series 2025-5C33, Class AS, 6.17%, 03/15/2058(c)	15,030,000	15,324,534
Series 2025-5C33, Class XA, 1.04%, 03/15/2058(c)(f)	100,941,060	2,496,484
Series 2025-5C36, Class AS, 5.84%, 08/15/2058(c)	8,000,000	8,097,521

	Par	Value
Series 2025-5C36, Class XA, 1.29%, 08/15/2058(c)(f)	$74,727,860	$2,709,685
Series 2025-5C37, Class XA, 1.88%, 09/15/2058(c)(f)	81,956,486	4,575,221
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,159,528
Series 2025-C32, Class XA, 1.34%, 02/15/2062(c)(f)	63,958,903	4,775,926
Series 2025-C32, Class XB, 0.99%, 02/15/2062(b)(c)(f)	76,851,000	4,245,718
Series 2025-C35, Class AS, 5.84%, 07/15/2058(c)	5,000,000	5,011,505
Series 2025-C35, Class XA, 0.86%, 07/15/2058(c)(f)	128,346,157	5,989,492
Series 2025-C35, Class XD, 1.87%, 07/15/2058(b)(c)(f)	12,022,000	1,404,125
Series 2025-C39, Class A5, 5.30%, 12/15/2058	5,000,000	4,965,704
Series 2025-C39, Class AS, 5.49%, 12/15/2058	5,000,000	4,930,614
Series 2025-C39, Class XB, 0.60%, 12/15/2058(b)(c)(f)	37,848,000	1,379,749
Series 2026-5C40, Class XA, 1.44%, 02/15/2059(c)(f)	68,781,162	3,237,853
Series 2026-5C41, Class AS, 5.76%, 05/15/2069(c)	7,700,000	7,783,152
Series 2026-5C42, Class AS, 5.90%, 06/15/2059	7,500,000	7,606,047
Series 2026-5C42, Class XA, 1.36%, 06/15/2059(c)(f)	108,824,424	5,175,178
Series 2026-5C42, Class XB, 0.89%, 06/15/2059(b)(c)(f)	121,385,000	3,832,877
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.51%, 08/15/2052(b)(c)(f)	93,260,000	923,852
Series 2019-B13, Class XB, 0.49%, 08/15/2057(b)(c)(f)	82,774,000	878,977
Series 2019-B13, Class XD, 1.60%, 08/15/2057(b)(c)(f)	12,071,000	457,149
Series 2019-B9, Class XA, 1.16%, 03/15/2052(c)(f)	26,436,182	522,857
Series 2019-B9, Class XD, 2.15%, 03/15/2052(b)(c)(f)	11,513,000	458,305
Series 2020-B16, Class XA, 1.03%, 02/15/2053(c)(f)	113,970,099	2,733,071
Series 2020-B16, Class XB, 0.29%, 02/15/2053(b)(c)(f)	70,467,000	537,438
Series 2020-B20, Class XB, 0.62%, 10/15/2053(c)(f)	79,394,000	1,457,229
Series 2021-B23, Class XA, 1.35%, 02/15/2054(c)(f)	64,300,029	2,521,635
Series 2021-B23, Class XB, 1.01%, 02/15/2054(b)(c)(f)	105,441,000	3,859,299
Series 2021-B24, Class XA, 1.19%, 03/15/2054(c)(f)	61,326,927	2,057,052
Series 2021-B24, Class XB, 0.68%, 03/15/2054(c)(f)	99,123,000	2,528,192

The accompanying notes are an integral part of these financial statements.

15

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-B25, Class XA, 1.16%, 04/15/2054(c)(f)	$75,902,088	$2,773,880
Series 2021-B25, Class XB, 0.77%, 04/15/2054(c)(f)	93,350,000	2,649,292
Series 2021-B26, Class B, 2.66%, 06/15/2054(c)	8,850,000	7,287,325
Series 2021-B26, Class C, 2.96%, 06/15/2054(c)	1,650,000	1,277,832
Series 2021-B26, Class D, 2.00%, 06/15/2054(b)	2,250,000	1,597,291
Series 2021-B26, Class XD, 1.46%, 06/15/2054(b)(c)(f)	10,836,000	626,716
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,766,643
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,394,841
Series 2021-B27, Class D, 2.00%, 07/15/2054(b)	5,000,000	3,217,822
Series 2021-B27, Class XA, 1.34%, 07/15/2054(c)(f)	49,452,474	2,007,810
Series 2021-B27, Class XD, 1.60%, 07/15/2054(b)(c)(f)	28,014,000	1,742,586
Series 2021-B28, Class XA, 1.33%, 08/15/2054(c)(f)	105,401,215	4,485,538
Series 2021-B28, Class XB, 1.05%, 08/15/2054(c)(f)	32,491,000	1,395,271
Series 2021-B29, Class B, 2.45%, 09/15/2054	1,089,000	905,397
Series 2021-B29, Class C, 2.75%, 09/15/2054(c)	8,874,000	7,184,614
Series 2021-B29, Class D, 2.00%, 09/15/2054(b)	6,000,000	4,327,611
Series 2021-B29, Class XD, 1.40%, 09/15/2054(b)(c)(f)	27,615,000	1,493,088
Series 2021-B30, Class C, 2.98%, 11/15/2054(c)	8,181,000	6,266,999
Series 2021-B30, Class E, 2.00%, 11/15/2054(b)	2,250,000	1,102,853
Series 2021-B30, Class XB, 0.59%, 11/15/2054(b)(c)(f)	83,683,000	2,092,108
Series 2021-B30, Class XD, 1.40%, 11/15/2054(b)(c)(f)	18,582,000	1,034,111
Series 2021-B31, Class XA, 0.87%, 12/15/2054(c)(f)	141,641,952	4,196,015
Series 2021-B31, Class XB, 0.54%, 12/15/2054(b)(c)(f)	124,409,000	2,757,351
Series 2021-B31, Class XD, 1.26%, 12/15/2054(b)(c)(f)	31,991,000	1,724,388
Series 2022-B32, Class AS, 3.52%, 01/15/2055(c)	10,000,000	8,599,635
Series 2022-B32, Class XD, 1.64%, 01/15/2055(b)(c)(f)	39,202,000	2,449,984
Series 2022-B33, Class XD, 1.73%, 03/15/2055(b)(c)(f)	21,919,000	1,566,665

	Par	Value
Series 2023-B38, Class A2, 5.63%, 04/15/2056	$12,000,000	$12,050,405
Series 2024-V10, Class AS, 5.73%, 09/15/2057(c)	10,000,000	10,025,519
Series 2024-V10, Class XA, 1.52%, 09/15/2057(c)(f)	62,991,314	2,098,719
Series 2024-V11, Class AM, 6.20%, 11/15/2057(c)	10,000,000	10,119,330
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,099,364
Series 2024-V12, Class AS, 6.03%, 12/15/2057(c)	10,000,000	10,116,078
Series 2024-V6, Class XA, 1.58%, 03/15/2057(c)(f)	117,170,569	3,267,747
Series 2024-V8, Class AM, 6.86%, 07/15/2057(c)	5,140,000	5,302,521
Series 2024-V9, Class AS, 6.06%, 08/15/2057(c)	10,000,000	10,128,746
Series 2025-B41, Class AS, 5.75%, 07/15/2068	5,250,000	5,272,478
Series 2025-B41, Class XA, 1.21%, 07/15/2068(c)(f)	84,617,630	5,901,242
Series 2025-V13, Class AS, 6.13%, 02/15/2058(c)	15,000,000	15,256,689
Series 2025-V13, Class XA, 1.13%, 02/15/2058(c)(f)	100,000,000	2,454,720
Series 2025-V14, Class AM, 6.09%, 04/15/2057(c)	10,000,000	10,156,184
Series 2025-V14, Class XA, 0.98%, 04/15/2057(c)(f)	181,779,623	4,331,736
Series 2025-V15, Class AS, 6.17%, 06/15/2058	6,000,000	6,108,793
Series 2025-V15, Class B, 6.43%, 06/15/2058	10,000,000	10,175,804
Series 2025-V15, Class XA, 1.35%, 06/15/2058(c)(f)	94,488,883	3,433,131
Series 2025-V16, Class AS, 5.86%, 08/15/2058(c)	10,000,000	10,096,706
Series 2025-V16, Class XA, 1.17%, 08/15/2058(c)(f)	104,580,522	3,348,428
Series 2025-V17, Class XA, 1.73%, 09/15/2058(c)(f)	72,280,000	3,757,151
Series 2025-V18, Class XA, 1.47%, 10/15/2058(b)(c)(f)	146,942,808	6,600,524
Series 2025-V19, Class B, 5.90%, 01/15/2058(c)	5,750,000	5,772,629
Series 2026-B42, Class AS, 5.33%, 03/15/2059	10,000,000	9,747,253
Series 2026-B42, Class XA, 1.28%, 03/15/2059(c)(f)	58,131,989	4,408,713
Series 2026-B42, Class XB, 0.96%, 03/15/2059(c)(f)	54,848,000	3,269,561
Series 2026-B43, Class AS, 5.79%, 04/15/2063(c)	5,000,000	5,014,133
Series 2026-B43, Class B, 6.04%, 04/15/2063(c)	5,000,000	5,063,832

The accompanying notes are an integral part of these financial statements.

16

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2026-B43, Class XA, 1.24%, 04/15/2063(c)(f)	$52,360,026	$3,568,556
Series 2026-V20, Class AM, 5.44%, 02/15/2059	4,250,000	4,231,986
Series 2026-V20, Class XA, 1.43%, 02/15/2059(c)(f)	68,534,164	3,240,035
Series 2026-V22, Class AS, 5.78%, 05/15/2059(c)	9,705,000	9,763,186
BMO Mortgage Trust
Series 2022-C1, Class AS, 3.68%, 02/15/2055(c)	8,000,000	7,233,047
Series 2022-C1, Class C, 3.62%, 02/17/2055(c)	2,000,000	1,692,192
Series 2022-C1, Class XD, 1.88%, 02/17/2055(b)(c)(f)	30,550,000	2,529,302
Series 2023-C5, Class A2, 6.52%, 06/15/2056	9,330,171	9,424,891
Series 2023-C7, Class XA, 1.04%, 12/15/2056(b)(c)(f)	99,236,423	4,096,896
Series 2024-5C3, Class XA, 1.35%, 02/15/2057(c)(f)	101,185,569	2,195,160
Series 2024-5C7, Class AS, 5.89%, 11/15/2057(c)	5,500,000	5,495,019
Series 2024-C10, Class XB, 0.42%, 11/15/2057(c)(f)	135,745,000	3,047,217
Series 2024-C9, Class XA, 1.08%, 07/15/2057(c)(f)	49,871,902	2,822,720
Series 2024-C9, Class XB, 0.55%, 07/15/2057(c)(f)	181,757,000	5,267,136
Series 2025-5C10, Class XA, 1.58%, 05/15/2058(c)(f)	72,213,561	2,991,425
Series 2025-5C11, Class AS, 5.94%, 07/15/2058	6,000,000	6,046,972
Series 2025-5C11, Class XA, 1.33%, 07/15/2058(c)(f)	61,955,682	2,339,973
Series 2025-5C11, Class XD, 2.40%, 07/15/2058(b)(c)(f)	23,390,000	1,727,707
Series 2025-5C12, Class XA, 1.66%, 10/15/2058(c)(f)	109,957,307	5,638,446
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,174,000	5,269,063
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,606,858
Series 2025-C11, Class XA, 1.32%, 02/15/2058(c)(f)	130,820,978	9,560,528
Series 2025-C13, Class AS, 5.69%, 10/15/2058	7,500,000	7,493,383
Series 2025-C13, Class XA, 1.22%, 10/15/2058(c)(f)	118,218,662	8,529,275
Series 2026-5C14, Class AS, 5.54%, 03/15/2059	7,250,000	7,219,897
Series 2026-5C14, Class XA, 1.39%, 03/15/2059(c)(f)	126,898,232	5,841,887
Series 2026-C14, Class XA, 1.34%, 02/15/2059(c)(f)	49,209,660	3,754,692

	Par	Value
Series 2026-C15, Class AS, 5.99%, 08/15/2059	$7,500,000	$7,689,751
Series 2026-C15, Class XA, 0.97%, 08/15/2059(c)(f)	136,837,000	7,951,051
Bombardier Capital Mortgage Securitization Corp.
Series 2025-5C6, Class B, 5.98%, 10/15/2058(c)	6,747,000	6,794,567
Series 2025-5C6, Class C, 5.83%, 10/15/2058(c)	2,463,000	2,377,424
Series 2025-5C6, Class XA, 1.58%, 10/15/2058(c)(f)	87,135,272	4,080,876
Series 2025-5C7, Class AS, 5.50%, 12/15/2058	10,000,000	9,986,055
BRCK Trust 2025-830B, Series 2025-830B, Class A, 4.96%, 12/10/2042(b)(c)	10,000,000	9,812,636
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(f)	26,803,985	989,603
Series 2021-3, Class X, 0.79%, 08/20/2036(f)	24,539,036	972,973
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.70%, 11/15/2052(c)(f)	134,736,000	2,241,953
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.39%, 11/15/2050(c)(f)	40,062,667	164,678
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040(b)(c)	2,500,000	2,459,135
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.90%, 05/10/2049(c)	3,851,723	3,823,798
Series 2016-C2, Class B, 3.18%, 08/10/2049	8,391,396	8,356,126
Series 2016-P6, Class B, 4.31%, 12/10/2049(c)	6,835,000	6,402,640
Series 2017-B1, Class XB, 0.27%, 08/15/2050(c)(f)	38,016,000	60,080
Series 2017-C4, Class XA, 1.11%, 10/12/2050(c)(f)	27,295,601	183,508
Series 2017-C4, Class XB, 0.35%, 10/12/2050(c)(f)	42,746,500	115,044
Series 2017-P7, Class XB, 0.77%, 04/14/2050(c)(f)	45,124,000	83,200
Series 2018-B2, Class XB, 0.52%, 03/10/2051(c)(f)	49,202,000	301,402
Series 2018-C5, Class XB, 0.48%, 06/10/2051(b)(c)(f)	28,400,000	167,052
Series 2019-C7, Class B, 3.67%, 12/15/2072(c)	10,000,000	9,227,771
Series 2019-C7, Class XA, 0.94%, 12/15/2072(c)(f)	67,085,184	1,564,111

The accompanying notes are an integral part of these financial statements.

17

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-C7, Class XB, 0.38%, 12/15/2072(b)(c)(f)	$50,711,000	$447,601
Series 2019-C7, Class XD, 1.30%, 12/15/2072(b)(c)(f)	39,933,000	1,397,723
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,497,236
Series 2019-GC41, Class XA, 1.13%, 08/10/2056(c)(f)	96,747,220	2,297,950
Series 2020-GC46, Class XA, 1.07%, 02/15/2053(c)(f)	82,093,480	2,194,851
Series 2020-GC46, Class XB, 0.42%, 02/15/2053(b)(c)(f)	92,457,000	1,056,552
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class XB, 0.73%, 02/10/2050(c)(f)	61,857,000	141,999
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.13%, 08/15/2057(b)(c)(f)	19,460,000	579,935
Series 2024-277P, Class A, 6.34%, 08/10/2044(b)	8,000,000	8,208,657
Series 2024-CBM, Class A2, 5.87%, 12/10/2041(b)(c)	7,525,000	7,553,976
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(b)(c)(f)	62,192,000	9,453
Series 2017-C8, Class XB, 0.42%, 06/15/2050(c)(f)	74,773,000	126,561
Series 2019-C17, Class XA, 1.41%, 09/15/2052(c)(f)	70,254,677	2,131,822
Series 2019-C18, Class C, 4.04%, 12/15/2052(c)	9,668,000	8,958,106
Series 2019-C18, Class D, 2.50%, 12/15/2052(b)	3,925,000	3,429,459
Series 2019-C18, Class XA, 1.12%, 12/15/2052(c)(f)	89,755,430	2,235,727
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(b)	6,608,000	4,257,221
Series 2016-GS3, Class B, 3.40%, 10/10/2049(c)	10,417,000	10,300,748
Series 2017-GS8, Class XB, 0.50%, 11/10/2050(c)(f)	44,642,000	167,622
Series 2018-GS10, Class XD, 1.58%, 07/10/2051(b)(c)(f)	24,049,000	608,173
Series 2019-GC38, Class XD, 2.05%, 02/10/2052(b)(c)(f)	20,916,000	831,783
Series 2019-GC39, Class XB, 0.75%, 05/10/2052(c)(f)	69,588,000	1,117,917
Series 2019-GC39, Class XD, 1.74%, 05/10/2052(b)(c)(f)	24,645,000	947,746
Series 2019-GSA1, Class XA, 0.92%, 11/10/2052(c)(f)	65,877,597	1,374,108

	Par	Value
Series 2020-GSA2, Class XB, 1.03%, 12/12/2053(b)(c)(f)	$73,324,000	$2,603,149
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(b)(c)(f)	30,095	0
Series 2017-JP6, Class XB, 0.69%, 07/15/2050(c)(f)	68,830,000	201,011
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048(b)(c)(f)	23,066,000	231
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049(c)	5,500,000	5,210,447
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.09%, 05/10/2050(c)	5,054,614	4,919,403
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.52%, 10/15/2054(c)(f)	143,080,000	2,996,224
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31, Class XD, 1.35%, 11/15/2049(b)(c)(f)	21,212,500	19,526
Series 2017-C34, Class B, 4.11%, 11/15/2052(c)	11,524,000	10,886,051
Series 2017-C34, Class D, 2.70%, 11/15/2052(b)	4,953,000	4,032,032
Series 2025-5C1, Class AS, 6.01%, 03/15/2058(c)	2,396,000	2,429,658
Series 2025-C35, Class AS, 5.97%, 08/15/2058(c)	10,000,000	10,167,233
Series 2025-C35, Class ASB, 5.49%, 08/15/2058	4,443,000	4,494,421
Series 2025-C35, Class XA, 1.17%, 08/15/2058(c)(f)	105,385,474	6,934,448
Series 2025-C35, Class XD, 2.21%, 08/15/2058(b)(c)(f)	18,091,000	2,523,931
Series 2026-C36, Class AS, 5.94%, 08/15/2059(c)	7,500,000	7,694,257
Series 2026-C36, Class B, 6.19%, 08/15/2059(c)	5,000,000	5,135,818
Series 2026-C36, Class XA, 1.05%, 08/15/2059(c)(f)	94,000,000	6,086,453
Series 2026-C36, Class XB, 0.66%, 08/15/2059(c)(f)	88,755,000	3,527,026
Series 2026-C36, Class XD, 2.24%, 08/15/2059(b)(c)(f)	11,242,000	1,736,638
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.63%, 11/15/2049(c)(f)	58,680,000	17,733
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,720,000	1,692,643
Series 2017-H1, Class C, 4.28%, 06/15/2050(c)	9,073,000	8,689,113

The accompanying notes are an integral part of these financial statements.

18

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2017-H1, Class XD, 2.26%, 06/15/2050(b)(c)(f)	$8,725,000	$125,998
Series 2017-HR2, Class B, 4.06%, 12/15/2050(c)	6,000,000	5,851,961
Series 2017-HR2, Class C, 4.46%, 12/15/2050(c)	11,626,000	11,252,474
Series 2018-H3, Class XB, 0.55%, 07/15/2051(c)(f)	135,712,000	906,855
Series 2018-H3, Class XD, 2.04%, 07/15/2051(b)(c)(f)	15,363,500	432,231
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000	9,567,214
Series 2019-H7, Class D, 3.00%, 07/15/2052(b)	2,402,000	2,026,722
Series 2019-H7, Class XB, 0.77%, 07/15/2052(c)(f)	130,723,000	2,142,288
Series 2019-L2, Class XB, 0.78%, 03/15/2052(c)(f)	127,093,000	1,798,569
Series 2021-L5, Class B, 3.10%, 05/15/2054	11,402,000	10,124,082
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,000,000	854,692
Series 2021-L5, Class D, 2.50%, 05/15/2054(b)	3,500,000	2,623,428
Series 2021-L5, Class XB, 0.87%, 05/15/2054(c)(f)	70,387,500	2,128,694
Series 2021-L6, Class B, 2.95%, 06/15/2054(c)	7,500,000	6,381,404
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.15%, 12/15/2056(c)(f)	25,329,864	1,264,788
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(f)	32,000,331	1,514,576
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class A, 5.08%, 01/13/2046(b)(c)	10,000,000	9,638,483
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 1.06%, 06/15/2050(c)(f)	13,000,000	53,004
Series 2017-C6, Class XB, 0.69%, 12/15/2050(c)(f)	63,420,500	487,849
Series 2017-C7, Class XB, 0.47%, 12/15/2050(c)(f)	170,396,000	928,505
Series 2018-C12, Class XA, 1.00%, 08/15/2051(c)(f)	37,570,643	467,987
Series 2018-C12, Class XB, 0.38%, 08/15/2051(c)(f)	139,858,000	724,059
Series 2018-C13, Class XB, 0.40%, 10/15/2051(c)(f)	128,678,000	828,300
Series 2018-C13, Class XD, 2.17%, 10/15/2051(b)(c)(f)	16,442,000	581,090
Series 2018-C14, Class XB, 0.40%, 12/15/2051(c)(f)	114,392,000	809,953

	Par	Value
Series 2019-C17, Class XB, 0.99%, 10/15/2052(c)(f)	$128,213,000	$3,032,148
Series 2019-C18, Class AS, 3.38%, 12/15/2052(c)	9,000,000	8,277,343
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.92%, 05/15/2052(c)(f)	56,340,000	1,081,751
Series 2019-C4, Class XB, 1.24%, 08/15/2052(c)(f)	43,170,000	1,232,046
Series 2019-C5, Class XB, 0.43%, 11/15/2052(c)(f)	174,774,000	1,558,442
Series 2019-C5, Class XD, 1.41%, 11/15/2052(b)(c)(f)	12,996,000	464,792
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(c)(f)	19,472,405	659,336
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class C, 4.62%, 12/15/2049(c)	11,213,000	11,133,699
Series 2016-C37, Class D, 3.32%, 12/15/2049(b)(c)	8,200,000	7,502,407
Series 2016-LC24, Class XB, 1.00%, 10/15/2049(c)(f)	29,498,636	295
Series 2017-C40, Class B, 4.35%, 10/15/2050(c)	2,000,000	1,926,891
Series 2017-C40, Class C, 4.42%, 10/15/2050(c)	1,670,000	1,569,129
Series 2017-C42, Class XB, 0.44%, 12/15/2050(c)(f)	116,750,000	502,924
Series 2017-RB1, Class XB, 0.84%, 03/15/2050(c)(f)	69,254,209	217,126
Series 2018-C43, Class C, 4.51%, 03/15/2051(c)	4,033,000	3,767,820
Series 2018-C45, Class AS, 4.41%, 06/15/2051(c)	2,740,000	2,686,493
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000	3,342,448
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,807,374
Series 2018-C47, Class AS, 4.67%, 09/15/2061(c)	8,000,000	7,867,418
Series 2018-C47, Class XB, 0.27%, 09/15/2061(c)(f)	164,144,000	594,267
Series 2018-C48, Class B, 4.90%, 01/15/2052(c)	5,000,000	4,800,304
Series 2018-C48, Class XB, 0.37%, 01/15/2052(c)(f)	138,642,000	870,173
Series 2019-C49, Class B, 4.55%, 03/15/2052	11,065,000	10,612,455
Series 2019-C49, Class C, 4.87%, 03/15/2052(c)	3,863,000	3,694,623
Series 2019-C49, Class D, 3.00%, 03/15/2052(b)	3,250,000	2,676,755
Series 2019-C49, Class XB, 0.76%, 03/15/2052(c)(f)	125,812,000	1,730,280

The accompanying notes are an integral part of these financial statements.

19

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-C50, Class XB, 1.03%, 05/15/2052(c)(f)	$36,427,311	$755,335
Series 2019-C51, Class XB, 0.77%, 06/15/2052(c)(f)	130,394,000	2,125,227
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000	6,127,044
Series 2019-C52, Class XA, 1.69%, 08/15/2052(c)(f)	46,429,666	1,695,314
Series 2019-C52, Class XB, 1.21%, 08/15/2052(c)(f)	113,763,146	3,228,951
Series 2019-C53, Class B, 3.51%, 10/15/2052(c)	5,200,000	4,738,566
Series 2019-C53, Class C, 3.58%, 10/15/2052(c)	3,275,000	2,899,902
Series 2019-C53, Class XB, 0.62%, 10/15/2052(c)(f)	105,325,000	1,470,369
Series 2020-C55, Class XB, 0.92%, 02/15/2053(c)(f)	58,030,370	1,705,385
Series 2020-C56, Class XB, 0.30%, 06/15/2053(c)(f)	127,035,000	1,092,539
Series 2020-C57, Class C, 4.16%, 08/15/2053(c)	6,772,000	6,165,311
Series 2020-C57, Class D, 2.50%, 08/15/2053(b)	3,254,077	2,605,341
Series 2020-C57, Class XA, 2.17%, 08/15/2053(c)(f)	21,125,684	1,243,329
Series 2020-C57, Class XB, 0.81%, 08/15/2053(c)(f)	74,972,000	1,923,362
Series 2020-C58, Class XB, 1.22%, 07/15/2053(c)(f)	109,974,000	4,414,257
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,253,494
Series 2021-C59, Class XB, 1.03%, 04/15/2054(c)(f)	65,782,000	2,440,466
Series 2021-C59, Class XD, 1.57%, 04/15/2054(b)(c)(f)	40,274,000	2,263,951
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	6,045,496
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,550,000	3,692,947
Series 2021-C60, Class XA, 1.62%, 08/15/2054(c)(f)	36,070,189	2,051,665
Series 2021-C60, Class XB, 1.24%, 08/15/2054(c)(f)	40,551,000	1,932,559
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,693,483
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,308,459
Series 2021-C61, Class XD, 1.55%, 11/15/2054(b)(c)(f)	9,132,000	555,194
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,144,412
Series 2024-5C2, Class AS, 6.35%, 11/15/2057(c)	12,901,000	13,158,522

	Par	Value
Series 2024-C63, Class XA, 1.21%, 08/15/2057(c)(f)	$70,434,021	$4,514,764
Series 2024-C63, Class XB, 0.59%, 08/15/2057(c)(f)	147,039,000	4,444,401
Series 2025-5C3, Class AS, 6.39%, 01/15/2058(c)	5,000,000	5,128,348
Series 2025-5C3, Class B, 6.54%, 01/15/2058(c)	1,500,000	1,535,568
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000	6,108,992
Series 2025-5C4, Class XA, 1.34%, 05/15/2058(c)(f)	41,247,715	1,466,847
Series 2025-5C5, Class AS, 5.92%, 07/15/2058	10,000,000	10,117,004
Series 2025-C64, Class AS, 5.84%, 02/15/2058(c)	14,500,000	14,524,392
Series 2025-C64, Class XA, 1.24%, 02/15/2058(c)(f)	104,688,300	6,898,121
Series 2025-C64, Class XD, 2.35%, 02/15/2058(b)(c)(f)	10,909,000	1,548,890
Series 2026-5C9, Class XA, 1.46%, 05/15/2059(c)(f)	94,890,292	4,750,018
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class AS, 5.67%, 10/15/2058(c)	10,000,000	10,025,987
Series 2025-C65, Class XA, 1.31%, 10/15/2058(c)(f)	73,174,034	5,585,418
Series 2026-C66, Class AS, 5.87%, 04/15/2059	5,000,000	5,085,235
Series 2026-C66, Class XA, 0.92%, 04/15/2059(c)(f)	140,427,496	7,307,145
Series 2026-C66, Class XD, 2.21%, 04/15/2059(b)(c)(f)	9,337,000	1,363,637
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,820,091,403)		1,744,357,160
U.S. TREASURY SECURITIES - 13.2%
United States Treasury Notes/Bonds
4.38%, 08/15/2043	195,000,000	177,061,523
4.75%, 02/15/2045	150,000,000	141,436,524
4.88%, 08/15/2045	40,000,000	38,235,938
4.63%, 02/15/2046	140,000,000	129,346,875
5.00%, 05/15/2046	305,000,000	295,683,202
5.13%, 08/15/2046	25,000,000	24,623,047
United States Treasury Strip Principal
0.00%, 02/15/2042(a)	100,000,000	45,216,913
0.00%, 05/15/2042(a)	150,000,000	66,716,587
0.00%, 08/15/2042(a)	150,000,000	65,689,251
0.00%, 11/15/2042(a)	50,000,000	21,553,072
0.00%, 02/15/2043(a)	150,000,000	63,649,369
0.00%, 05/15/2043(a)	50,000,000	20,896,537
0.00%, 02/15/2044(a)	125,000,000	49,873,977

The accompanying notes are an integral part of these financial statements.

20

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
0.00%, 05/15/2044(a)	$150,000,000	$59,012,939
0.00%, 08/15/2044(a)	150,000,000	58,121,885
0.00%, 11/15/2044(a)	158,000,000	60,340,394
0.00%, 02/15/2046(a)	135,000,000	47,978,083
TOTAL U.S. TREASURY SECURITIES (Cost $1,431,257,515)		1,365,436,116
COLLATERALIZED LOAN OBLIGATIONS - 9.0%
Aimco CDO
Series 2019-10AR, Class D2R3, 7.50% (3 mo. Term SOFR + 3.80%), 07/22/2039(b)	4,500,000	4,514,413
Series 2024-19A, Class B, 5.38% (3 mo. Term SOFR + 1.65%), 10/20/2037(b)	3,100,000	3,108,110
Series 2024-22A, Class D2R, 7.58% (3 mo. Term SOFR + 3.85%), 04/19/2039(b)	2,500,000	2,491,650
Series 2026-27A, Class D2, 7.08% (3 mo. Term SOFR + 3.40%), 04/20/2039(b)	1,000,000	996,490
Alinea CLO
Series 2018-1A, Class CR, 5.08% (3 mo. Term SOFR + 1.35%), 07/20/2031(b)	2,827,411	2,827,781
Series 2018-1A, Class DR, 5.98% (3 mo. Term SOFR + 2.25%), 07/20/2031(b)	3,000,000	3,006,660
Allegany Park CLO Ltd.
Series 2019-1A, Class BRR, 5.23% (3 mo. Term SOFR + 1.50%), 01/20/2035(b)	10,000,000	10,015,150
Series 2019-1A, Class DRR, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2035(b)	4,850,000	4,598,421
Apidos CLO
Series 2012-11A, Class BR4A, 5.40% (3 mo. Term SOFR + 1.65%), 04/17/2034(b)	1,000,000	1,001,303
Series 2012-11A, Class ER4, 9.75% (3 mo. Term SOFR + 6.00%), 04/17/2034(b)	4,500,000	4,525,569
Series 2018-29A, Class D1R, 6.91% (3 mo. Term SOFR + 3.10%), 07/25/2038(b)	750,000	757,837
Series 2019-32A, Class B1R, 5.23% (3 mo. Term SOFR + 1.50%), 01/20/2033(b)	7,160,000	7,170,740
Series 2020-34A, Class D2R2, 7.33% (3 mo. Term SOFR + 3.60%), 01/20/2039(b)	4,000,000	3,999,652
Series 2021-36A, Class D2R, 7.33% (3 mo. Term SOFR + 3.60%), 01/20/2039(b)	4,750,000	4,749,587

	Par	Value
Series 2021-37AR, Class ER, 0.00% (3 mo. Term SOFR + 4.80%), 10/22/2039(b)	$3,000,000	$3,000,000
Series 2022-39A, Class D2R, 7.33% (3 mo. Term SOFR + 3.60%), 10/21/2038(b)	4,000,000	3,961,872
Series 2022-41A, Class ER, 9.38% (3 mo. Term SOFR + 5.65%), 10/20/2037(b)	2,000,000	2,010,806
Series 2023-46A, Class D2R, 7.33% (3 mo. Term SOFR + 3.55%), 10/24/2038(b)	4,500,000	4,485,393
Series 2024-47A, Class D2R, 8.21% (3 mo. Term SOFR + 4.40%), 04/26/2039(b)	3,750,000	3,773,764
Series 2024-48AR, Class ER, 8.12% (3 mo. Term SOFR + 5.00%), 07/25/2039(b)	3,500,000	3,500,000
Series 2024-50A, Class A1, 5.07% (3 mo. Term SOFR + 1.34%), 01/20/2038(b)	1,400,000	1,402,685
Series 2025-53A, Class D1, 7.23% (3 mo. Term SOFR + 3.50%), 07/20/2038(b)	1,000,000	1,011,268
Series 2026-56A, Class D3, 7.38% (3 mo. Term SOFR + 3.65%), 04/24/2039(b)	3,500,000	3,499,335
ARES CLO
Series 2015-2A, Class D2R2, 7.75% (3 mo. Term SOFR + 4.00%), 07/17/2038(b)	1,910,000	1,909,807
Series 2017-43A, Class A1R2, 5.10% (3 mo. Term SOFR + 1.35%), 01/15/2038(b)	8,750,000	8,766,494
Series 2017-44A, Class A3R3, 5.25% (3 mo. Term SOFR + 1.50%), 04/15/2034(b)	15,000,000	15,004,275
Series 2017-44A, Class CRR, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2034(b)	4,950,000	4,949,663
Series 2019-53A, Class D1R2, 6.23% (3 mo. Term SOFR + 2.45%), 10/24/2036(b)	4,800,000	4,811,702
Series 2021-62A, Class BR, 5.31% (3 mo. Term SOFR + 1.50%), 01/25/2034(b)	10,000,000	10,007,660
Series 2022-64A, Class ER, 10.25% (3 mo. Term SOFR + 6.50%), 10/22/2039(b)	1,000,000	973,380
Series 2022-65A, Class A2R, 5.31% (3 mo. Term SOFR + 1.50%), 07/25/2034(b)	4,700,000	4,707,003
Series 2022-65A, Class DR, 6.76% (3 mo. Term SOFR + 2.95%), 07/25/2034(b)	1,250,000	1,231,269
Series 2022-67A, Class D2R, 7.51% (3 mo. Term SOFR + 3.70%), 01/25/2038(b)	1,000,000	972,622

The accompanying notes are an integral part of these financial statements.

21

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2026-79A, Class D2, 7.24% (3 mo. Term SOFR + 3.55%), 04/20/2039(b)	$3,000,000	$2,989,248
ArrowMark Colorado Holdings LLC, Series 2013-1A, Class XR3, 4.96% (3 mo. Term SOFR + 1.15%), 07/25/2038(b)	3,384,615	3,389,946
Bain Capital Credit CLO
Series 2019-1A, Class AR3, 4.71% (3 mo. Term SOFR + 0.98%), 04/19/2034(b)	4,712,510	4,711,634
Series 2019-1A, Class BR3, 5.13% (3 mo. Term SOFR + 1.40%), 04/19/2034(b)	7,000,000	7,011,872
Bardot CLO
Series 2019-2A, Class ARR, 4.71% (3 mo. Term SOFR + 0.98%), 10/22/2032(b)	988,445	988,832
Series 2019-2A, Class BRR, 5.08% (3 mo. Term SOFR + 1.35%), 10/22/2032(b)	10,675,000	10,685,376
Basswood Park CLO Ltd.
Series 2021-1A, Class BR, 5.23% (3 mo. Term SOFR + 1.50%), 04/20/2034(b)	6,500,000	6,501,930
Series 2021-1A, Class DR, 6.38% (3 mo. Term SOFR + 2.65%), 04/20/2034(b)	2,750,000	2,643,575
Battalion CLO Ltd.
Series 2021-17A, Class A2RR, 5.13% (3 mo. Term SOFR + 1.40%), 03/09/2034(b)	4,000,000	4,001,036
Series 2021-19A, Class AR, 4.79% (3 mo. Term SOFR + 1.04%), 04/15/2034(b)	9,425,074	9,426,035
BCRED MML CLO, Series 2022-1A, Class C, 6.48% (3 mo. Term SOFR + 2.75%), 04/20/2035(b)	2,000,000	2,005,004
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class BR, 5.48% (3 mo. Term SOFR + 1.75%), 10/20/2037(b)	1,000,000	1,001,020
Series 2021-25A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 01/15/2035(b)	14,000,000	14,020,860
Series 2024-36A, Class A1, 5.17% (3 mo. Term SOFR + 1.36%), 01/25/2038(b)	1,000,000	1,001,828
Bethpage Park CLO Ltd., Series 2021-1A, Class AR, 4.81% (3 mo. Term SOFR + 1.06%), 10/15/2036(b)	10,000,000	10,006,510
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 5.74% (3 mo. Term SOFR + 2.01%), 10/20/2030(b)	7,330,000	7,338,144

	Par	Value
Series 2018-1A, Class B, 5.80% (3 mo. Term SOFR + 1.96%), 07/30/2030(b)	$9,496,770	$9,515,498
Series 2018-3A, Class BR, 5.66% (3 mo. Term SOFR + 1.85%), 10/25/2030(b)	1,165,000	1,166,389
Series 2020-29AR, Class AR2, 4.86% (3 mo. Term SOFR + 1.05%), 07/25/2034(b)	5,700,000	5,702,571
Series 2021-31A, Class A1R, 4.83% (3 mo. Term SOFR + 1.10%), 04/19/2034(b)	11,250,000	11,262,510
Bowling Green Park CLO LLC, Series 2019-1A, Class BRR, 5.18% (3 mo. Term SOFR + 1.45%), 04/18/2035(b)	8,540,000	8,546,371
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.33% (3 mo. Term SOFR + 1.60%), 07/18/2034(b)	12,000,000	12,003,432
Carlyle Global Market Strategies
Series 2019-1A, Class A2R2, 5.13% (3 mo. Term SOFR + 1.40%), 04/20/2031(b)	10,000,000	10,017,950
Series 2019-1A, Class CR2, 6.33% (3 mo. Term SOFR + 2.60%), 04/20/2031(b)	2,000,000	2,013,664
Series 2021-9A, Class AR, 4.84% (3 mo. Term SOFR + 1.11%), 10/20/2034(b)	5,000,000	5,007,825
Series 2021-9A, Class BR, 5.33% (3 mo. Term SOFR + 1.60%), 10/20/2034(b)	15,000,000	15,016,650
Series 2025-2A, Class D, 7.16% (3 mo. Term SOFR + 3.35%), 07/25/2038(b)	1,500,000	1,516,283
Series 2026-4A, Class D2, 7.53% (3 mo. Term SOFR + 3.80%), 07/20/2039(b)	2,500,000	2,492,907
Cedar Funding Ltd., Series 2019-11A, Class A2R2, 5.06% (3 mo. Term SOFR + 1.30%), 05/29/2032(b)	5,000,000	4,998,330
Chenango Park CLO, Series 2018-1A, Class CR, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2030(b)	5,750,000	5,775,478
CIFC Funding 2018-IV Ltd., Series 2025-6A, Class E, 8.50% (3 mo. Term SOFR + 4.75%), 10/23/2038(b)	1,250,000	1,245,280
CIFC Funding Ltd.
Series 2018-1A, Class D1R, 6.53% (3 mo. Term SOFR + 2.80%), 01/18/2038(b)	1,000,000	1,003,525
Series 2021-6A, Class D2R, 7.92% (3 mo. Term SOFR + 4.25%), 07/15/2039(b)	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

22

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2021-7A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 01/23/2035(b)	$1,750,000	$1,745,884
Series 2022-5A, Class ER2, 10.33% (3 mo. Term SOFR + 6.54%), 03/16/2038(b)	5,750,000	5,903,381
Series 2023-2A, Class D1R, 6.18% (3 mo. Term SOFR + 2.45%), 01/21/2037(b)	1,000,000	1,000,493
Series 2026-2A, Class D2, 7.54% (3 mo. Term SOFR + 3.80%), 07/19/2039(b)	2,500,000	2,484,020
Dryden Senior Loan Fund
Series 2019-68A, Class BRR, 5.30% (3 mo. Term SOFR + 1.55%), 07/15/2035(b)	6,850,000	6,859,987
Series 2019-80A, Class BRR, 5.25% (3 mo. Term SOFR + 1.50%), 01/17/2033(b)	10,500,000	10,520,338
Series 2020-86A, Class A2R2, 5.23% (3 mo. Term SOFR + 1.48%), 07/17/2034(b)	11,420,000	11,423,243
Series 2020-86A, Class BR2, 5.35% (3 mo. Term SOFR + 1.60%), 07/17/2034(b)	10,000,000	10,003,290
Series 2022-97A, Class D1R, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2038(b)	5,700,000	5,717,784
Elmwood CLO Ltd.
Series 2021-5A, Class AR, 5.11% (3 mo. Term SOFR + 1.36%), 10/15/2037(b)	6,000,000	6,003,240
Series 2022-2A, Class DR, 6.63% (3 mo. Term SOFR + 2.90%), 04/22/2035(b)	3,000,000	2,992,809
Flatiron CLO Ltd., Series 2019-1AR, Class BR3, 0.00% (3 mo. Term SOFR + 1.30%), 11/16/2036(b)	5,500,000	5,500,000
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.08% (3 mo. Term SOFR + 1.35%), 04/22/2034(b)	19,500,000	19,529,347
Series 2025-2A, Class DR, 6.08% (3 mo. Term SOFR + 2.35%), 04/22/2034(b)	1,750,000	1,725,547
Fortress Credit BSL Ltd., Series 2021-1A, Class BR, 5.33% (3 mo. Term SOFR + 1.60%), 04/20/2033(b)	8,250,000	8,261,162
Galaxy CLO Ltd., Series 2016-22A, Class BR4, 5.19% (3 mo. Term SOFR + 1.40%), 04/16/2034(b)	11,000,000	11,016,610
GoldenTree Loan Management US CLO, Series 2026-31AR, Class ER2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2040(b)	3,500,000	3,500,000

	Par	Value
Goldentree Loan Opportunities Ltd.
Series 2020-8A, Class BRR, 5.28% (3 mo. Term SOFR + 1.55%), 10/20/2034(b)	$15,000,000	$15,009,735
Series 2022-15A, Class DJ, 7.48% (3 mo. Term SOFR + 3.75%), 10/20/2038(b)	1,250,000	1,253,815
Series 2023-17A, Class DJ, 7.73% (3 mo. Term SOFR + 4.00%), 01/20/2039(b)	2,000,000	2,012,038
Series 2023-18A, Class ER, 8.48% (3 mo. Term SOFR + 4.75%), 01/20/2037(b)	1,000,000	994,645
Series 2024-19A, Class DJ, 7.08% (3 mo. Term SOFR + 3.35%), 07/20/2039(b)	1,250,000	1,225,024
Series 2024-20A, Class DJR, 7.73% (3 mo. Term SOFR + 4.00%), 04/20/2039(b)	3,000,000	3,009,567
Series 2025-26A, Class DJ, 7.63% (3 mo. Term SOFR + 3.90%), 07/20/2038(b)	1,250,000	1,253,712
Series 2026-29A, Class E, 9.44% (3 mo. Term SOFR + 5.80%), 04/20/2039(b)	2,000,000	2,034,816
Series 2026-30A, Class DJ, 7.48% (3 mo. Term SOFR + 3.70%), 07/20/2039(b)	3,750,000	3,725,430
Golub Capital Partners CLO Ltd., Series 2022-60A, Class BR2, 5.31% (3 mo. Term SOFR + 1.50%), 10/25/2034(b)	5,000,000	5,006,345
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.13% (3 mo. Term SOFR + 1.40%), 01/20/2031(b)	12,120,000	12,130,641
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.28% (3 mo. Term SOFR + 1.53%), 10/15/2030(b)	1,185,646	1,185,734
Invesco CLO Ltd.
Series 2021-1AR, Class BR, 0.00% (3 mo. Term SOFR + 1.30%), 04/15/2034(b)	5,650,000	5,650,000
Series 2025-1A, Class B, 5.55% (3 mo. Term SOFR + 1.80%), 07/15/2038(b)	1,650,000	1,657,440
KKR CLO Trust
Series 15A, Class BR2, 5.28% (3 mo. Term SOFR + 1.55%), 01/18/2032(b)	3,830,000	3,833,734
Series 23, Class AR2, 4.78% (3 mo. Term SOFR + 1.05%), 04/20/2036(b)	8,692,505	8,696,243
Series 23, Class XR, 4.68% (3 mo. Term SOFR + 0.95%), 04/20/2036(b)	2,688,404	2,688,310

The accompanying notes are an integral part of these financial statements.

23

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
KKR Static CLO Trust, Series 2022-1A, Class AR2, 4.71% (3 mo. Term SOFR + 0.98%), 07/20/2031(b)	$1,484,221	$1,484,187
LCM LP
Series 16A, Class CR2, 6.16% (3 mo. Term SOFR + 2.41%), 10/15/2031(b)	1,806,591	1,806,945
Series 27A, Class C, 6.00% (3 mo. Term SOFR + 2.21%), 07/16/2031(b)	685,366	685,521
Series 29A, Class BR, 5.61% (3 mo. Term SOFR + 1.86%), 04/15/2031(b)	4,585,424	4,591,389
Madison Park Funding Ltd.
Series 13A, Class BR2, 5.05% (3 mo. Term SOFR + 1.30%), 11/21/2030(b)	11,700,000	11,717,959
Series 13A, Class CR2, 5.45% (3 mo. Term SOFR + 1.70%), 11/21/2030(b)	3,853,500	3,855,442
Series 2016-24A, Class CR2, 5.78% (3 mo. Term SOFR + 2.05%), 10/20/2029(b)	2,788,298	2,790,061
Series 2018-30A, Class XR, 4.74% (3 mo. Term SOFR + 0.95%), 07/16/2037(b)	750,000	750,064
Series 2018-31A, Class A2RR, 5.35% (3 mo. Term SOFR + 1.60%), 07/23/2037(b)	7,750,000	7,750,000
Series 2019-33A, Class BR2, 5.20% (3 mo. Term SOFR + 1.45%), 10/15/2032(b)	5,500,000	5,507,612
Series 2020-46A, Class B1RR, 5.25% (3 mo. Term SOFR + 1.50%), 10/15/2034(b)	1,750,000	1,752,439
Magnetite CLO Ltd.
Series 2017-19A, Class ARR, 4.80% (3 mo. Term SOFR + 1.05%), 04/17/2034(b)	9,744,690	9,751,775
Series 2017-19A, Class CRR, 5.50% (3 mo. Term SOFR + 1.75%), 04/17/2034(b)	10,000,000	10,015,800
Series 2017-19A, Class ERR, 8.85% (3 mo. Term SOFR + 5.10%), 04/17/2034(b)	4,750,000	4,678,394
Series 2019-21AR, Class BR2, 5.03% (3 mo. Term SOFR + 1.30%), 04/20/2034(b)	7,100,000	7,108,279
Series 2019-21AR, Class DR2, 6.13% (3 mo. Term SOFR + 2.40%), 04/20/2034(b)	4,750,000	4,750,000
Series 2019-23A, Class DR2, 6.06% (3 mo. Term SOFR + 2.25%), 01/25/2035(b)	8,500,000	8,304,772

	Par	Value
Series 2019-23A, Class ER2, 8.41% (3 mo. Term SOFR + 4.60%), 01/25/2035(b)	$5,000,000	$4,847,185
Series 2019-24A, Class DR, 6.80% (3 mo. Term SOFR + 3.05%), 04/15/2035(b)	3,000,000	3,020,805
Series 2020-27A, Class ERR, 8.48% (3 mo. Term SOFR + 4.75%), 10/20/2038(b)	4,450,000	4,381,528
Series 2021-30A, Class B1R, 5.51% (3 mo. Term SOFR + 1.70%), 10/25/2037(b)	2,400,000	2,407,512
Series 2021-31A, Class BR, 5.05% (3 mo. Term SOFR + 1.30%), 07/15/2034(b)	10,000,000	10,017,860
Series 2021-31A, Class DR, 6.10% (3 mo. Term SOFR + 2.35%), 07/15/2034(b)	5,500,000	5,451,776
Series 2022-32A, Class D2R, 7.40% (3 mo. Term SOFR + 3.65%), 10/15/2037(b)	3,500,000	3,481,377
Series 2022-33A, Class BR, 5.43% (3 mo. Term SOFR + 1.70%), 10/20/2037(b)	2,000,000	2,004,146
Series 2023-37A, Class D2R, 7.31% (3 mo. Term SOFR + 3.50%), 10/25/2038(b)	2,500,000	2,484,005
Series 2024-38AR, Class D2R, 7.49% (3 mo. Term SOFR + 3.80%), 07/15/2039(b)	3,000,000	2,979,576
Series 2025-45A, Class D1, 6.25% (3 mo. Term SOFR + 2.50%), 04/15/2038(b)	1,690,000	1,689,894
Series 2025-45A, Class E, 8.25% (3 mo. Term SOFR + 4.50%), 04/15/2038(b)	3,000,000	2,978,457
Series 2025-50A, Class D2, 7.71% (3 mo. Term SOFR + 3.90%), 07/25/2038(b)	1,400,000	1,404,165
Series 2025-51A, Class D2, 7.31% (3 mo. Term SOFR + 3.50%), 10/25/2038(b)	2,750,000	2,741,073
Series 2025-52A, Class D2, 7.26% (3 mo. Term SOFR + 3.45%), 01/25/2039(b)	4,850,000	4,833,927
Marathon CLO Ltd., Series 2021-16A, Class A1JR, 5.23% (3 mo. Term SOFR + 1.48%), 04/15/2034(b)	8,000,000	8,011,680
Marble Point CLO, Series 2021-3A, Class A2R, 5.15% (3 mo. Term SOFR + 1.40%), 10/17/2034(b)	10,000,000	10,019,310
Neuberger Berman CLO Ltd.
Series 2014-17A, Class XR4, 4.64% (3 mo. Term SOFR + 1.00%), 07/22/2040(b)	4,000,000	4,000,716

The accompanying notes are an integral part of these financial statements.

24

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2016-22A, Class ER3, 10.00% (3 mo. Term SOFR + 6.25%), 04/17/2040(b)	$5,000,000	$5,067,170
Series 2018-27A, Class ER, 10.50% (3 mo. Term SOFR + 6.75%), 07/15/2038(b)	1,500,000	1,446,601
Series 2019-34A, Class D2R2, 7.83% (3 mo. Term SOFR + 4.10%), 07/20/2039(b)	1,500,000	1,504,412
Series 2020-39A, Class ER, 10.93% (3 mo. Term SOFR + 7.20%), 04/20/2038(b)	3,625,000	3,508,018
Series 2021-41A, Class BR, 5.25% (3 mo. Term SOFR + 1.50%), 04/15/2034(b)	1,178,000	1,179,111
Series 2021-42A, Class DR, 6.29% (3 mo. Term SOFR + 2.50%), 07/16/2036(b)	3,000,000	2,960,919
Series 2021-43A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 07/17/2036(b)	17,342,000	17,353,134
Series 2021-43A, Class DR, 6.40% (3 mo. Term SOFR + 2.65%), 07/17/2036(b)	5,000,000	4,969,375
Series 2021-45A, Class BR, 5.29% (3 mo. Term SOFR + 1.55%), 10/14/2036(b)	20,000,000	20,006,240
Series 2021-46A, Class DR, 6.38% (3 mo. Term SOFR + 2.65%), 01/20/2037(b)	1,500,000	1,491,725
Series 2025-62A, Class D2, 7.35% (3 mo. Term SOFR + 3.60%), 10/17/2039(b)	4,000,000	3,999,636
Series 2026-63A, Class D2, 7.04% (3 mo. Term SOFR + 3.25%), 04/16/2039(b)	3,500,000	3,487,676
Series 2026-64A, Class D2, 7.87% (3 mo. Term SOFR + 4.15%), 07/23/2040(b)	2,500,000	2,512,500
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.23% (3 mo. Term SOFR + 1.50%), 07/20/2034(b)	14,750,000	14,759,971
OHA Credit Funding
Series 2021-10RA, Class D2, 7.63% (3 mo. Term SOFR + 3.90%), 07/18/2038(b)	2,000,000	1,990,070
Series 2025-24A, Class D2, 7.23% (3 mo. Term SOFR + 3.50%), 01/20/2039(b)	3,000,000	2,967,021
Palmer Square CLO Ltd., Series 2025-2A, Class B, 5.53% (3 mo. Term SOFR + 1.80%), 07/20/2038(b)	1,000,000	1,005,731
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.08% (3 mo. Term SOFR + 1.30%), 07/24/2031(b)	2,000,000	2,000,662

	Par	Value
Series 2024-1A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 10/15/2032(b)	$4,700,000	$4,703,017
Series 2024-1A, Class CR, 5.60% (3 mo. Term SOFR + 1.85%), 10/15/2032(b)	2,620,000	2,610,916
Series 2024-2A, Class A2R, 4.90% (3 mo. Term SOFR + 1.15%), 01/15/2033(b)	6,430,000	6,431,588
Series 2024-2A, Class BR, 5.25% (3 mo. Term SOFR + 1.50%), 01/15/2033(b)	10,000,000	10,017,920
Series 2024-2A, Class CR, 5.70% (3 mo. Term SOFR + 1.95%), 01/15/2033(b)	6,750,000	6,730,864
Series 2024-3A, Class A2R, 4.91% (3 mo. Term SOFR + 1.15%), 08/08/2032(b)	1,750,000	1,750,802
Series 2024-3A, Class BR, 5.21% (3 mo. Term SOFR + 1.45%), 08/08/2032(b)	6,800,000	6,810,826
Series 2024-3A, Class CR, 5.61% (3 mo. Term SOFR + 1.85%), 08/08/2032(b)	2,500,000	2,490,735
Series 2025-2A, Class A2, 5.15% (3 mo. Term SOFR + 1.40%), 07/15/2033(b)	3,350,000	3,352,131
Series 2025-3A, Class A2, 5.15% (3 mo. Term SOFR + 1.40%), 01/15/2034(b)	6,443,000	6,447,336
Series 2026-1A, Class A2, 5.09% (3 mo. Term SOFR + 1.40%), 07/15/2034(b)	5,750,000	5,761,759
Pikes Peak CLO, Series 2020-6A, Class BRR, 5.18% (3 mo. Term SOFR + 1.45%), 05/18/2034(b)	2,350,000	2,350,651
RISERVA CLO LLC, Series 2016-3A, Class BR3, 5.18% (3 mo. Term SOFR + 1.45%), 01/18/2034(b)	5,150,000	5,154,676
RR 32 Ltd., Series 2024-32RA, Class A2R, 5.45% (3 mo. Term SOFR + 1.70%), 10/15/2039(b)	1,150,000	1,151,753
RR Ltd./Cayman Islands, Series 2022-20A, Class A2R, 5.30% (3 mo. Term SOFR + 1.55%), 07/15/2037(b)	2,000,000	2,002,354
Shackleton CLO Ltd., Series 2019-14A, Class A1RR, 4.93% (3 mo. Term SOFR + 1.20%), 07/20/2034(b)	2,000,000	2,001,156
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031(b)	966,067	952,228
Southwick Park CLO, Series 2019-4A, Class DRR, 6.43% (3 mo. Term SOFR + 2.70%), 07/20/2032(b)	2,180,000	2,119,237

The accompanying notes are an integral part of these financial statements.

25

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.50% (3 mo. Term SOFR + 1.75%), 04/15/2032(b)	$10,000,000	$10,012,090
Stratus CLO Ltd., Series 2025-1A, Class B, 5.20% (3 mo. Term SOFR + 1.45%), 07/15/2033(b)	5,000,000	5,007,545
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 4.89% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)	756,272	756,259
Series 2020-23A, Class BR2, 5.10% (3 mo. Term SOFR + 1.35%), 01/15/2034(b)	8,750,000	8,754,244
Texas Debt Capital CLO Ltd., Series 2024-2A, Class B, 5.48% (3 mo. Term SOFR + 1.70%), 01/24/2037(b)	2,625,000	2,634,859
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.25% (3 mo. Term SOFR + 1.50%), 04/15/2034(b)	10,000,000	10,002,670
Series 2021-1A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 04/15/2034(b)	5,000,000	4,882,335
Series 2021-1A, Class ER, 8.35% (3 mo. Term SOFR + 4.60%), 04/15/2034(b)	3,250,000	2,857,751
Trinitas CLO Ltd., Series 2019-11AR, Class A1R3, 4.80% (3 mo. Term SOFR + 1.05%), 07/15/2034(b)	19,000,000	18,999,297
Unity-Peace Park CLO Ltd.
Series 2022-1A, Class A2R, 4.98% (3 mo. Term SOFR + 1.25%), 04/20/2035(b)	4,265,000	4,257,238
Series 2022-1A, Class BR, 5.13% (3 mo. Term SOFR + 1.40%), 04/20/2035(b)	7,500,000	7,499,678
Voya CLO Ltd., Series 2021-1A, Class BR, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2034(b)	10,000,000	10,017,330
Wellfleet CLO Ltd., Series 2019-1A, Class A2RR, 5.23% (3 mo. Term SOFR + 1.50%), 07/20/2032(b)	10,000,000	10,009,920
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035(b)	1,400,000	1,273,535
Wonder Lake Park CLO Ltd., Series 2025-1A, Class D2, 7.78% (3 mo. Term SOFR + 4.00%), 07/24/2038(b)	3,500,000	3,499,650
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $937,507,257)		936,374,191

	Par	Value
ASSET-BACKED SECURITIES - 8.0%
American Credit Acceptance Receivables Trust
Series 2023-1, Class E, 9.79%, 12/12/2029(b)	$2,750,000	$2,776,352
Series 2023-3, Class D, 6.82%, 10/12/2029(b)	8,481,096	8,579,654
Series 2023-4, Class C, 6.99%, 09/12/2030(b)	322,802	323,033
Series 2023-4, Class D, 7.65%, 09/12/2030(b)	7,490,000	7,633,478
Series 2024-1, Class C, 5.63%, 01/14/2030(b)	224,959	225,037
Series 2024-1, Class E, 7.98%, 11/12/2031(b)	3,000,000	3,074,386
Series 2024-2, Class C, 6.24%, 04/12/2030(b)	1,454,552	1,458,476
Series 2024-2, Class D, 6.53%, 04/12/2030(b)	8,250,000	8,358,666
Series 2024-3, Class C, 5.73%, 07/12/2030(b)	4,237,424	4,254,452
Series 2024-3, Class D, 6.04%, 07/12/2030(b)	6,050,000	6,118,779
Series 2024-4, Class C, 4.91%, 08/12/2031(b)	2,719,690	2,722,853
Series 2024-4, Class D, 5.34%, 08/12/2031(b)	3,800,000	3,816,301
Series 2024-4, Class E, 7.19%, 04/12/2032(b)	3,075,000	3,140,785
Series 2025-1, Class C, 5.09%, 08/12/2031(b)	12,375,000	12,405,561
Series 2025-1, Class D, 5.54%, 08/12/2031(b)	7,000,000	7,048,735
Series 2025-3, Class A, 4.73%, 01/12/2029(b)	2,561,290	2,562,644
Series 2025-3, Class C, 4.95%, 07/12/2032(b)	5,000,000	5,001,214
Series 2025-3, Class D, 5.19%, 07/12/2032(b)	4,000,000	3,991,495
Series 2025-4, Class C, 4.83%, 01/13/2031(b)	6,160,000	6,152,185
Series 2025-4, Class D, 5.25%, 09/12/2031(b)	4,000,000	3,987,345
Series 2026-1, Class C, 4.55%, 01/12/2033(b)	7,000,000	6,943,489
Series 2026-2, Class B, 4.50%, 10/08/2030(b)	5,000,000	4,973,491
Series 2026-2, Class C, 4.85%, 05/10/2032(b)	7,525,000	7,478,595
Series 2026-3, Class B, 4.83%, 03/10/2031(b)	10,000,000	9,986,896
Series 2026-3, Class C, 5.11%, 01/10/2033(b)	7,000,000	6,987,365
AmeriCredit Automobile Receivables Trust, Series 2026-1, Class B, 4.28%, 11/18/2032(b)	4,750,000	4,691,016

The accompanying notes are an integral part of these financial statements.

26

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
AutoNation Finance Trust, Series 2026-N1A, Class A3, 4.63%, 12/16/2030(b)	$4,000,000	$3,989,220
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,265,000	6,267,614
Series 2024-1, Class B, 5.17%, 08/15/2029	4,415,000	4,441,000
CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.64%, 12/16/2030	4,150,000	4,145,194
CNH Equipment Trust, Series 2023-B, Class A3, 5.60%, 02/15/2029	2,117,678	2,134,644
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030(b)	3,589,000	3,625,392
Series 2024-C, Class B, 5.68%, 12/15/2028(b)	159	159
Series 2024-D, Class D, 5.14%, 01/15/2031(b)	10,000,000	9,981,303
Series 2025-C, Class A, 4.71%, 03/15/2029(b)	2,876,790	2,878,793
Series 2025-D, Class C, 4.85%, 02/17/2032(b)	7,775,000	7,740,621
Series 2026-A, Class B, 4.43%, 09/16/2030(b)	5,000,000	4,979,659
Series 2026-A, Class C, 4.63%, 05/17/2032(b)	7,500,000	7,427,111
Series 2026-B, Class B, 4.59%, 12/16/2030(b)	5,750,000	5,723,824
Series 2026-B, Class C, 4.93%, 07/15/2032(b)	5,000,000	4,972,980
Series 2026-C, Class B, 4.84%, 02/18/2031(b)	8,350,000	8,341,658
Series 2026-C, Class C, 5.05%, 10/15/2032(b)	7,000,000	6,981,157
Enterprise Fleet Financing, Series 2026-3, Class A3, 4.74%, 10/21/2030(b)	9,650,000	9,629,097
Enterprise Fleet Financing LLC, Series 2024-3, Class A3, 4.98%, 08/21/2028(b)	2,941,886	2,953,482
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(b)	2,000,000	1,994,917
Series 2022-2A, Class D, 4.56%, 07/17/2028	783,983	784,252
Series 2023-1A, Class D, 6.69%, 06/15/2029	1,440,048	1,448,247
Series 2023-4A, Class D, 6.95%, 12/17/2029	3,514,523	3,556,887
Series 2024-2A, Class C, 5.74%, 05/15/2029	2,350,429	2,358,883
Series 2024-2A, Class D, 5.92%, 02/15/2030	1,000,000	1,009,995

	Par	Value
Series 2024-2A, Class E, 7.98%, 10/15/2031(b)	$3,000,000	$3,122,222
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,105,364	3,123,830
Series 2024-4A, Class B, 5.29%, 08/15/2030	327,031	327,230
Series 2024-4A, Class C, 5.48%, 08/15/2030	4,420,000	4,442,268
Series 2024-4A, Class E, 7.65%, 02/17/2032(b)	5,287,000	5,465,019
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,520,000	2,520,968
Series 2024-5A, Class E, 7.22%, 05/17/2032(b)	5,265,000	5,387,667
Series 2025-1A, Class D, 5.49%, 05/15/2031	7,389,000	7,430,483
Series 2025-1A, Class E, 7.48%, 09/15/2032(b)	6,230,000	6,413,666
Series 2025-2A, Class E, 7.81%, 10/15/2032(b)	7,767,000	8,045,775
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000	5,015,760
Series 2025-4A, Class C, 4.57%, 06/16/2031	1,000,000	993,945
Series 2025-5A, Class A2, 4.38%, 06/15/2028	1,594,447	1,594,802
Series 2025-5A, Class C, 4.68%, 03/15/2032	5,500,000	5,453,748
Series 2026-2A, Class A3, 4.45%, 05/15/2030	8,015,000	8,005,792
Series 2026-2A, Class B, 4.66%, 01/15/2031	5,200,000	5,175,294
Series 2026-2A, Class C, 4.91%, 08/16/2032	5,000,000	4,977,710
Series 2026-3A, Class B, 4.70%, 03/17/2031	6,600,000	6,575,645
Series 2026-3A, Class C, 4.92%, 10/15/2032	7,000,000	6,951,972
Series 2026-4A, Class B, 4.87%, 06/16/2031	7,068,000	7,052,548
Series 2026-4A, Class C, 5.16%, 02/15/2033	7,002,000	6,984,138
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C, 5.40%, 08/15/2031	1,620,000	1,632,058
Series 2025-3, Class C, 5.00%, 03/15/2032	1,150,000	1,145,091
Series 2026-1, Class A3, 4.67%, 06/16/2031	9,572,000	9,556,794
Series 2026-1, Class B, 4.99%, 10/15/2032	3,750,000	3,751,958
Series 2026-1, Class C, 5.37%, 10/15/2032	4,500,000	4,517,832
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75%, 12/15/2031(b)	2,735,000	2,714,692

The accompanying notes are an integral part of these financial statements.

27

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028(b)	$10,000,000	$9,994,351
Series 2023-2A, Class C, 5.69%, 03/15/2029(b)	975,741	976,346
Series 2023-2A, Class D, 6.31%, 03/15/2029(b)	1,400,000	1,415,033
Series 2023-3A, Class C, 6.01%, 05/15/2029(b)	2,540,719	2,545,801
Series 2024-1A, Class C, 5.64%, 12/17/2029(b)	3,002,954	3,016,859
Series 2024-1A, Class D, 5.95%, 12/17/2029(b)	2,150,000	2,176,668
Series 2024-2A, Class B, 5.77%, 11/15/2028(b)	2,637,519	2,641,613
Series 2024-2A, Class C, 6.03%, 02/15/2030(b)	3,250,000	3,279,454
Series 2024-2A, Class D, 6.19%, 02/15/2030(b)	9,950,000	10,088,333
Series 2024-3A, Class B, 5.08%, 01/16/2029(b)	4,565,191	4,574,476
Series 2024-3A, Class C, 5.21%, 02/18/2031(b)	3,500,000	3,519,088
Series 2024-4A, Class B, 4.89%, 04/16/2029(b)	9,480,681	9,499,239
Series 2024-4A, Class C, 5.10%, 06/17/2030(b)	5,000,000	5,023,397
Series 2024-4A, Class E, 7.51%, 08/15/2031(b)	5,000,000	5,167,920
Series 2025-1A, Class D, 5.61%, 11/15/2030(b)	9,000,000	9,070,085
Series 2025-2A, Class C, 5.11%, 01/15/2031(b)	3,070,000	3,084,978
Series 2025-3A, Class C, 4.69%, 05/15/2031(b)	1,370,000	1,364,800
Series 2025-4A, Class A2, 4.37%, 10/16/2028(b)	2,472,153	2,473,133
Series 2025-4A, Class C, 4.74%, 08/15/2031(b)	7,063,000	7,008,354
Series 2026-1A, Class C, 4.56%, 11/17/2031(b)	7,653,000	7,547,092
Series 2026-2A, Class B, 4.63%, 09/16/2030(b)	9,700,000	9,653,822
Series 2026-2A, Class C, 4.90%, 01/15/2032(b)	10,000,000	9,946,236
Series 2026-3A, Class A3, 4.60%, 03/15/2030(b)	5,000,000	4,996,706
Series 2026-3A, Class B, 4.92%, 12/16/2030(b)	10,000,000	9,987,090
Series 2026-3A, Class C, 5.12%, 05/17/2032(b)	7,000,000	6,981,756
GLS Auto Select Receivables Trust
Series 2023-1A, Class B, 6.09%, 03/15/2029(b)	750,000	756,197
Series 2024-3A, Class B, 5.64%, 08/15/2030(b)	1,800,000	1,819,298

	Par	Value
Series 2024-4A, Class B, 4.50%, 11/15/2030(b)	$3,380,000	$3,370,540
Series 2024-4A, Class C, 4.75%, 11/15/2030(b)	3,700,000	3,678,925
Series 2025-4A, Class C, 5.14%, 12/15/2031(b)	5,050,000	5,040,245
Series 2026-1A, Class C, 4.80%, 02/17/2032(b)	5,500,000	5,421,102
Series 2026-2A, Class A2, 4.46%, 06/15/2032(b)	9,250,000	9,228,289
Series 2026-2A, Class C, 5.21%, 06/15/2032(b)	3,684,000	3,670,125
Series 2026-3A, Class A2, 4.69%, 10/15/2032(b)	10,000,000	9,994,500
Series 2026-3A, Class C, 5.18%, 10/15/2032(b)	1,000,000	995,524
Honda Auto Receivables Owner Trust, Series 2026-3, Class A3, 4.52%, 02/18/2031	9,750,000	9,733,579
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(b)	10,000,000	10,037,473
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class A, 5.36%, 04/16/2035(b)	7,500,000	7,564,780
Series 2026-1A, Class A, 4.49%, 12/14/2033(b)	7,750,000	7,652,062
OneMain Financial Issuance Trust, Series 2026-2A, Class A, 4.98%, 01/14/2038(b)	5,675,000	5,668,967
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	2,161,050	2,168,238
Series 2023-5, Class B, 6.16%, 12/17/2029	2,774,250	2,788,645
Series 2023-6, Class C, 6.40%, 03/17/2031	5,100,000	5,197,884
Series 2024-1, Class C, 5.45%, 03/15/2030	2,347,000	2,358,414
Series 2024-2, Class B, 5.78%, 07/16/2029	7,482,863	7,513,011
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,534,488
Series 2024-3, Class D, 5.97%, 10/15/2031	8,000,000	8,135,275
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,519,703
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,295,461
Series 2025-1, Class C, 5.04%, 03/17/2031	7,350,000	7,372,619
Series 2025-1, Class D, 5.43%, 03/17/2031	7,500,000	7,551,416
Series 2025-2, Class D, 5.47%, 05/15/2031	7,500,000	7,550,139

The accompanying notes are an integral part of these financial statements.

28

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-3, Class D, 5.11%, 09/15/2031	$7,500,000	$7,486,463
Series 2025-4, Class B, 4.27%, 01/15/2032	15,500,000	15,420,307
Series 2026-1, Class A3, 3.93%, 07/15/2030	2,400,000	2,384,216
Series 2026-1, Class B, 4.07%, 04/15/2032	7,040,000	6,953,731
Series 2026-1, Class D, 4.75%, 04/15/2032	5,870,000	5,767,029
Santander Consumer USA, Inc.
Series 2022-6, Class D, 5.69%, 02/18/2031	8,257,253	8,289,235
Series 2022-7, Class C, 6.69%, 03/17/2031	6,678,069	6,748,588
Series 2023-1, Class C, 5.09%, 05/15/2030	5,628,661	5,642,383
Series 2023-2, Class C, 5.47%, 12/16/2030	3,980,355	4,006,617
Series 2024-1, Class B, 5.31%, 01/16/2029	1,688,398	1,689,812
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,756,018
Series 2025-1, Class D, 5.41%, 09/15/2032	2,890,000	2,899,105
Series 2025-2, Class A2, 4.29%, 10/16/2028	1,109,815	1,109,869
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 08/15/2028(b)	89,335	89,381
Series 2023-1A, Class D, 6.79%, 11/15/2028(b)	1,485,000	1,496,366
Series 2023-3A, Class C, 6.02%, 09/15/2028(b)	3,091,454	3,101,981
Series 2023-4A, Class C, 6.64%, 11/15/2028(b)	6,218,312	6,261,644
Series 2024-1A, Class C, 5.65%, 02/15/2029(b)	5,666,466	5,688,513
Series 2024-1A, Class D, 6.02%, 10/15/2029(b)	3,000,000	3,037,241
Series 2024-2A, Class B, 5.62%, 03/15/2030(b)	5,046,793	5,056,647
Series 2024-2A, Class C, 5.68%, 03/15/2030(b)	5,000,000	5,032,071
Series 2024-3A, Class C, 4.92%, 11/15/2029(b)	5,000,000	5,014,035
Series 2025-1A, Class C, 5.14%, 10/15/2030(b)	6,500,000	6,533,065
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)	4,910,000	4,864,882
Series 2026-2A, Class C, 4.89%, 03/15/2032(b)	8,450,000	8,432,312
Series 2026-3A, Class A3, 4.64%, 03/15/2030(b)	5,000,000	4,998,834

	Par	Value
Series 2026-3A, Class B, 4.96%, 05/17/2032(b)	$9,650,000	$9,640,622
Series 2026-3A, Class C, 5.09%, 05/17/2032(b)	7,000,000	6,992,936
Wheels Fleet Lease Funding 2026-1 LLC, Series 2026-1A, Class A3, 4.39%, 04/18/2039(b)	1,500,000	1,486,493
World Omni Auto Trust
Series 2026-A, Class A3, 4.73%, 05/17/2032	10,250,000	10,219,663
Series 2026-C, Class A3, 4.60%, 10/15/2031	9,500,000	9,478,222
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 02/15/2030	975,994	977,765
TOTAL ASSET-BACKED SECURITIES (Cost $828,188,976)		827,642,854
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.4%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(f)	30,418,728	1,052,184
Federal Home Loan Mortgage Corp.
Series K095, Class XAM, 1.37%, 06/25/2029(c)(f)	28,080,000	919,224
Series K120, Class X1, 1.12%, 10/25/2030(c)(f)	196,578,305	6,633,574
Series K123, Class X1, 0.85%, 12/25/2030(c)(f)	77,075,984	2,058,206
Series K124, Class X1, 0.80%, 12/25/2030(c)(f)	21,632,674	553,974
Series K142, Class X1, 0.40%, 03/25/2032(c)(f)	78,258,473	1,148,521
Series K143, Class X1, 0.45%, 04/25/2055(c)(f)	152,585,133	2,705,350
Series K-150, Class X1, 0.45%, 09/25/2032(c)(f)	226,643,580	4,189,733
Series K-1518, Class X1, 0.94%, 10/25/2035(c)(f)	58,922,019	3,188,671
Series K-1520, Class X1, 0.57%, 02/25/2036(c)(f)	65,747,791	2,026,413
Series K-167, Class X1, 0.33%, 10/25/2034(c)(f)	398,643,982	5,761,123
Series K-172, Class X1, 0.33%, 08/25/2035(c)(f)	331,896,460	4,988,968
Series K-180, Class X1, 0.28%, 04/25/2036(c)(f)	338,066,796	4,380,636
Series K-181, Class X1, 0.22%, 06/25/2036(c)(f)	872,650,486	7,235,931
Series K538, Class X1, 0.73%, 01/25/2030(c)(f)	138,676,948	2,221,702
Series K540, Class X1, 0.62%, 02/25/2030(c)(f)	687,367,124	10,069,997
Series K545, Class X1, 0.32%, 07/25/2030(c)(f)	662,899,865	4,777,586

The accompanying notes are an integral part of these financial statements.

29

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K546, Class X1, 1.06%, 05/25/2030(c)(f)	$41,379,733	$1,202,892
Series K547, Class X1, 0.58%, 05/25/2030(c)(f)	153,846,445	2,145,127
Series K556, Class X1, 0.42%, 01/25/2031(c)(f)	79,827,581	968,197
Series K557, Class X1, 0.41%, 01/25/2031(c)(f)	200,264,314	2,347,899
Series K562, Class X1, 0.18%, 04/25/2031(c)(f)	777,516,632	3,193,805
Series K563, Class X1, 0.19%, 05/25/2031(c)(f)	746,107,170	3,250,267
Series K765, Class X1, 0.28%, 02/25/2033(c)(f)	810,521,751	7,903,317
Federal National Mortgage Association
Pool AN4056, 3.02%, 12/01/2026	7,700,000	7,659,437
Pool BS3782, 2.44%, 11/01/2046	14,750,000	9,346,709
Series 2020-M13, Class X3, 1.22%, 12/25/2049(c)(f)	129,923,118	7,722,604
Series 2025-M6, Class X, 0.82%, 10/25/2035(c)(f)	149,764,546	7,126,366
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(c)(f)	42,360,000	1,841,677
Series 2021-RR17, Class X, 2.26%, 08/27/2027(c)(f)	45,015,000	546,383
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(b)(c)(f)	10,229,127	623,363
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(b)(c)(f)	23,810,964	2,809,218
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(f)	31,353,527	3,504,384
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(b)(c)(f)	42,329,089	4,157,563
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(b)(c)(f)	13,672,436	1,738,997
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038(b)(c)(f)	37,962,798	3,624,688
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(f)	32,731,815	1,424,161
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041(b)(c)(f)	17,324,325	1,444,329
Freddie Mac Multifamily Structured Pass Through Certificates
Series K061, Class XAM, 0.18%, 11/25/2026(c)(f)	72,512,000	19,259
Series K062, Class XAM, 0.31%, 12/25/2026(c)(f)	79,423,000	36,765

	Par	Value
Series K063, Class X1, 0.38%, 01/25/2027(c)(f)	$286,439,751	$212,051
Series K064, Class X1, 0.72%, 03/25/2027(c)(f)	106,409,776	160,881
Series K065, Class XAM, 0.70%, 05/25/2027(c)(f)	57,193,000	205,992
Series K066, Class X1, 0.85%, 06/25/2027(c)(f)	28,086,823	90,451
Series K067, Class X1, 0.69%, 07/25/2027(c)(f)	37,404,169	118,455
Series K068, Class X1, 0.53%, 08/25/2027(c)(f)	94,250,382	311,969
Series K069, Class X1, 0.47%, 09/25/2027(c)(f)	26,708,089	79,911
Series K073, Class X1, 0.43%, 01/25/2028(c)(f)	141,157,541	490,042
Series K073, Class XAM, 0.33%, 01/25/2028(c)(f)	54,203,000	146,738
Series K080, Class X1, 0.26%, 07/25/2028(c)(f)	402,521,348	1,029,811
Series K081, Class X1, 0.22%, 08/25/2028(c)(f)	146,625,585	284,131
Series K084, Class X1, 0.33%, 10/25/2028(c)(f)	322,424,133	1,561,822
Series K089, Class XAM, 0.60%, 01/25/2029(c)(f)	53,965,000	622,702
Series K090, Class XAM, 0.77%, 03/25/2029(c)(f)	50,517,000	799,527
Series K091, Class XAM, 0.64%, 03/25/2029(c)(f)	53,659,000	717,544
Series K093, Class X1, 1.08%, 05/25/2029(c)(f)	66,311,734	1,422,214
Series K094, Class X1, 1.00%, 06/25/2029(c)(f)	197,441,180	4,148,101
Series K095, Class X1, 1.07%, 06/25/2029(c)(f)	43,565,797	945,617
Series K097, Class X1, 1.21%, 07/25/2029(c)(f)	69,544,712	1,847,664
Series K097, Class XAM, 1.48%, 09/25/2051(c)(f)	66,115,000	2,415,069
Series K098, Class X1, 1.26%, 08/25/2029(c)(f)	76,067,179	2,125,804
Series K098, Class XAM, 1.52%, 08/25/2029(c)(f)	24,691,000	895,209
Series K099, Class X1, 0.99%, 09/25/2029(c)(f)	200,744,951	4,462,500
Series K100, Class XAM, 1.03%, 09/25/2029(c)(f)	62,086,000	1,662,247
Series K101, Class XAM, 1.21%, 10/25/2029(c)(f)	65,686,000	2,080,125
Series K102, Class X1, 0.93%, 10/25/2029(c)(f)	167,231,037	3,594,949
Series K103, Class X1, 0.75%, 11/25/2029(c)(f)	277,962,743	4,909,712
Series K105, Class X1, 1.63%, 01/25/2030(c)(f)	59,996,737	2,575,318

The accompanying notes are an integral part of these financial statements.

30

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K105, Class XAM, 1.89%, 01/25/2030(c)(f)	$64,122,000	$3,437,677
Series K107, Class X1, 1.70%, 01/25/2030(c)(f)	44,697,664	2,030,579
Series K107, Class XAM, 1.67%, 02/25/2030(c)(f)	118,898,000	5,742,084
Series K108, Class X1, 1.81%, 03/25/2030(c)(f)	153,374,939	7,659,192
Series K108, Class XAM, 1.78%, 03/25/2030(c)(f)	70,601,000	3,777,535
Series K110, Class X1, 1.75%, 04/25/2030(c)(f)	35,179,621	1,681,255
Series K111, Class X1, 1.67%, 05/25/2030(c)(f)	105,966,818	5,056,842
Series K112, Class X1, 1.53%, 05/25/2030(c)(f)	152,905,971	6,847,527
Series K112, Class XAM, 1.77%, 05/25/2030(c)(f)	44,272,000	2,510,214
Series K113, Class X1, 1.47%, 06/25/2030(c)(f)	147,127,357	6,198,019
Series K114, Class X1, 1.20%, 06/25/2030(c)(f)	141,000,995	4,981,889
Series K114, Class XAM, 1.43%, 06/25/2030(c)(f)	54,977,000	2,475,779
Series K115, Class X1, 1.41%, 06/25/2030(c)(f)	59,880,933	2,487,346
Series K115, Class XAM, 1.64%, 07/25/2030(c)(f)	40,865,759	2,137,684
Series K116, Class X1, 1.50%, 07/25/2030(c)(f)	105,157,854	4,589,404
Series K116, Class XAM, 1.70%, 08/25/2030(c)(f)	23,000,000	1,271,990
Series K118, Class X1, 1.03%, 09/25/2030(c)(f)	158,234,831	4,997,974
Series K118, Class XAM, 1.26%, 09/25/2030(c)(f)	35,916,184	1,505,725
Series K119, Class XAM, 1.23%, 10/25/2030(c)(f)	51,000,000	2,091,143
Series K121, Class XAM, 1.29%, 11/25/2030(c)(f)	70,786,000	3,148,519
Series K122, Class X1, 0.95%, 11/25/2030(c)(f)	386,442,635	11,609,896
Series K122, Class XAM, 1.17%, 11/25/2030(c)(f)	35,211,000	1,424,391
Series K123, Class XAM, 1.07%, 12/25/2030(c)(f)	108,000,000	4,043,293
Series K124, Class XAM, 1.03%, 01/25/2031(c)(f)	89,626,000	3,235,077
Series K125, Class X1, 0.66%, 01/25/2031(c)(f)	316,829,905	6,620,985
Series K125, Class XAM, 0.87%, 01/25/2031(c)(f)	103,992,000	3,261,283
Series K127, Class XAM, 0.59%, 02/25/2031(c)(f)	186,332,000	3,622,108

	Par	Value
Series K128, Class X1, 0.60%, 03/25/2031(c)(f)	$195,346,030	$3,617,515
Series K128, Class XAM, 0.83%, 03/25/2031(c)(f)	37,700,000	1,142,755
Series K129, Class XAM, 1.32%, 05/25/2031(c)(f)	31,700,000	1,570,764
Series K130, Class X1, 1.14%, 06/25/2031(c)(f)	294,627,417	11,915,793
Series K130, Class XAM, 1.32%, 07/25/2031(c)(f)	43,372,188	2,281,915
Series K131, Class X1, 0.83%, 07/25/2031(c)(f)	149,708,330	4,469,931
Series K138, Class XAM, 0.79%, 01/25/2032(c)(f)	195,000,000	6,502,548
Series K141, Class X1, 0.41%, 02/25/2032(c)(f)	208,111,230	3,251,530
Series K141, Class XAM, 0.43%, 02/25/2032(c)(f)	195,000,000	3,351,133
Series K145, Class X1, 0.43%, 05/25/2032(c)(f)	103,778,927	1,754,248
Series K149, Class X1, 0.40%, 08/25/2032(c)(f)	517,017,812	8,236,662
Series K1511, Class X1, 0.92%, 03/25/2034(c)(f)	130,959,180	5,178,519
Series K1512, Class X1, 1.04%, 04/25/2034(c)(f)	46,402,479	2,066,135
Series K1513, Class X1, 0.98%, 08/25/2034(c)(f)	99,332,664	4,486,062
Series K1514, Class X1, 0.70%, 10/25/2034(c)(f)	79,843,660	2,722,182
Series K1515, Class X1, 1.63%, 02/25/2035(c)(f)	113,945,102	10,172,358
Series K1516, Class X1, 1.62%, 05/25/2035(c)(f)	40,924,071	3,984,973
Series K1517, Class X1, 1.43%, 07/25/2035(c)(f)	88,790,414	7,393,844
Series K152, Class X1, 1.10%, 01/25/2031(c)(f)	27,264,351	851,310
Series K1521, Class X1, 1.09%, 08/25/2036(c)(f)	150,675,678	10,478,062
Series K155, Class X1, 0.26%, 04/25/2033(c)(f)	236,878,641	1,882,380
Series K155, Class X1, 0.42%, 04/25/2033(c)(f)	344,002,604	6,032,189
Series K160, Class X1, 0.38%, 08/25/2033(c)(f)	253,550,584	3,976,738
Series K164, Class X1, 0.47%, 05/25/2034(c)(f)	356,950,152	7,674,750
Series K165, Class X1, 0.79%, 09/25/2034(c)(f)	304,776,234	12,691,980
Series K169, Class X1, 0.43%, 12/25/2034(c)(f)	198,791,395	4,082,261
Series K513, Class X1, 0.88%, 12/25/2028(c)(f)	107,449,560	1,596,099
Series K522, Class X1, 0.60%, 05/25/2029(c)(f)	122,582,230	1,275,529

The accompanying notes are an integral part of these financial statements.

31

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K528, Class X1, 1.00%, 07/25/2029(c)(f)	$100,000,000	$2,165,750
Series K529, Class X1, 0.58%, 09/25/2029(c)(f)	250,000,000	2,970,675
Series K737, Class XAM, 1.07%, 10/25/2026(c)(f)	20,050,000	15,603
Series K738, Class XAM, 1.49%, 03/25/2027(c)(f)	24,099,000	126,766
Series K739, Class XAM, 1.66%, 09/25/2027(c)(f)	32,621,072	341,954
Series K742, Class XAM, 1.07%, 04/25/2028(c)(f)	89,849,000	1,338,094
Series K743, Class XAM, 1.39%, 05/25/2028(c)(f)	99,488,000	1,915,990
Series K744, Class X1, 0.96%, 07/25/2028(c)(f)	110,160,747	1,491,576
Series K744, Class XAM, 1.33%, 07/25/2028(c)(f)	122,906,000	2,622,286
Series K747, Class XAM, 0.48%, 12/25/2028(c)(f)	160,000,000	1,248,624
Series K748, Class XAM, 0.64%, 01/25/2029(c)(f)	175,000,000	2,116,100
Series K757, Class X1, 0.90%, 08/25/2031(c)(f)	213,704,296	6,693,560
Series KG02, Class X1, 1.11%, 08/25/2029(c)(f)	28,442,776	652,329
Series KG03, Class X1, 1.46%, 06/25/2030(c)(f)	22,986,037	953,056
Series KG04, Class X1, 0.92%, 11/25/2030(c)(f)	108,308,316	3,040,713
Series KW03, Class X1, 0.90%, 06/25/2027(c)(f)	12,165,644	45,100
Series KW06, Class X1, 0.29%, 06/25/2028(c)(f)	405,337,424	1,004,223
Series KW09, Class X1, 0.87%, 05/25/2029(c)(f)	49,010,220	839,236
FREMF Mortgage Trust, Series K549, Class X1, 0.27%, 09/25/2030(c)(f)	541,945,731	3,149,789
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $481,140,015)		454,282,755
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 5.54%, 01/25/2036(c)	4,023,372	2,769,478
Series 2005-3, Class 2A1, 4.76%, 07/25/2035(c)	1,876	1,870
Series 2006-2, Class 1A1, 4.40%, 05/25/2036(c)	537,338	462,457

	Par	Value
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036(g)	$2,747,648	$314,730
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	447,792	389,106
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	73,001	63,434
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,291,048	1,108,403
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	578,176	526,810
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	273,011	251,965
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,511,403	1,312,714
Series 2006-5, Class CB17, 6.00%, 06/25/2046	178,810	153,962
Series 2006-6, Class CB5, 6.00%, 07/25/2046	751,349	639,989
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	114,416	101,280
Series 2006-9, Class A2, 4.18% (1 mo. Term SOFR + 0.51%), 01/25/2037	558,326	467,632
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	110,654	109,216
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	308,770	306,041
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	1,942,767	1,893,257
Series 2004-B, Class 4A2, 5.62%, 11/20/2034(c)	982,620	953,675
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	49,197	46,557
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	27,581	26,416
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	70,655	70,444
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,072,180	1,034,806
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	1,799,079	1,695,428
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,328	2,348
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	11,579	11,569
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,364,579	1,196,872
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	220,408	203,737
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	319,339	274,896
Series 2006-F, Class 2A1, 4.98%, 07/20/2036(c)	2,420,869	2,164,381

The accompanying notes are an integral part of these financial statements.

32

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2006-I, Class 1A1, 5.52%, 12/20/2036(c)	$269,477	$266,011
Series 2006-I, Class 2A1, 5.72%, 12/20/2036(c)	1,374,161	1,345,354
Series 2006-I, Class 2A2, 5.72%, 12/20/2036(c)	239,029	223,462
Series 2006-J, Class 4A1, 4.72%, 01/20/2047(c)	75,351	65,984
Series 2007-1, Class TA7, 6.69%, 01/25/2037(g)	510,562	467,219
Series 2007-2, Class TA1A, 3.84% (1 mo. Term SOFR + 0.17%), 03/25/2037	207,912	188,467
Series 2007-3, Class TA4, 4.64% (1 mo. Term SOFR + 0.97%), 04/25/2037	661,815	567,117
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	127,742	111,740
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,171,987	954,179
Series 2007-6, Class A1, 4.36% (1 mo. Term SOFR + 0.69%), 07/25/2037	722,807	696,624
Series 2007-6, Class A2, 4.34% (1 mo. Term SOFR + 0.67%), 07/25/2037	2,983,284	2,870,648
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(b)(c)	5,132,622	4,739,761
Series 2014-R3, Class 1A2, 6.02%, 06/26/2035(b)(c)	766,467	775,716
Series 2014-R3, Class 2A2, 6.69%, 06/26/2035(b)(c)	660,370	662,011
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.74%, 02/25/2035(c)	842,195	823,687
Series 2005-F, Class 2A1, 5.38%, 07/25/2035(c)	386,707	368,774
Series 2006-B, Class 3A1, 3.63%, 10/20/2046(c)	291,453	256,614
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,325,351	1,123,858
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037(c)(h)	441,374	204,403
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.08%, 11/25/2036(c)	663,339	275,338
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 4.78% (1 mo. Term SOFR + 1.11%), 08/25/2035	332,367	186,756
Series 2006-AC4, Class A1, 4.03% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,125,986	1,674,712

	Par	Value
Series 2006-AC4, Class A2, 19.86% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(h)	$491,671	$571,059
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.64%, 12/25/2035(c)	541,872	503,879
Series 2005-A1, Class 2A2, 4.64%, 12/25/2035(c)	564,924	525,315
Series 2005-S2, Class A1, 5.50%, 10/25/2035	482,651	453,789
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,301,815	2,910,552
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,655,435	2,545,998
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	453,121
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,462,146
Series 2007-A2, Class 6A2, 5.23%, 07/25/2037(c)	658,606	568,512
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,013,757	1,419,100
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	664,821	253,671
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,018,367	809,641
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	152,049	126,651
Series 2006-2, Class A3, 4.03%, 09/25/2036(c)	1,599,353	1,384,467
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	57,616	53,284
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,160,047	1,061,350
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	963,489	852,772
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	274,699	239,171
Series 2006-3, Class 2A1, 5.50%, 06/25/2027	6,855	5,389
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	1,972,744	1,647,051
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	245,708	234,136
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(b)	9,670	4,787
Series 2004-HYB3, Class 2A, 5.38%, 09/25/2034(c)	289,613	279,690
Series 2005-1, Class 2A2A, 4.83%, 04/25/2035(c)	194,224	190,048
Series 2005-10, Class 1A1A, 4.80%, 12/25/2035(c)	793,247	466,793

The accompanying notes are an integral part of these financial statements.

33

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-2, Class 1A4, 4.01%, 05/25/2035(c)	$200,632	$193,551
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,151,224	1,076,316
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(g)	1,359,116	1,353,494
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.37%, 09/25/2035(c)	273,873	263,341
Series 2006-AR7, Class 2A2A, 4.53%, 11/25/2036(c)	894,842	774,378
Series 2007-AR4, Class 1A1A, 4.38%, 03/25/2037(c)	744,340	644,002
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 4.38% (1 mo. Term SOFR + 0.71%), 05/25/2036	270,364	236,042
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	693,043	618,049
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,037,598	905,013
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,667,507	1,454,432
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	4,023,109	3,986,001
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	903,491	895,665
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	664,282	581,744
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	106,377	80,871
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	187,093	175,231
Series 2005-13CB, Class A1, 4.28% (1 mo. Term SOFR + 0.61%), 05/25/2035	607,729	486,444
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,096,149	820,099
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	1,841,837	1,308,738
Series 2005-43, Class 5A1, 5.18%, 09/25/2035(c)	92,148	83,524
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	485,522	240,254
Series 2005-63, Class 3A1, 4.64%, 11/25/2035(c)	542,365	522,423
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	81,611	50,149
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(i)	537,197	179,553
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	148,312	133,310
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,264,816	1,066,051

	Par	Value
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	$306,559	$132,580
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,211,779	769,015
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,023,597	649,591
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	2,701,270	2,628,081
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	5,948,788	6,041,849
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	112,368	59,095
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	810,876	426,442
Series 2005-9CB, Class 1A1, 4.28% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,254,149	1,116,600
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,517,782	2,845,706
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	551,683	355,939
Series 2005-J6, Class 1A6, 4.28% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,598,261	1,249,341
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	515,967	227,551
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,173,437	1,086,441
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	339,669	170,212
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	890,310	446,145
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	772,634	387,110
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	969,822	911,010
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,664,778	1,543,897
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,475,117	1,613,857
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,155,748	1,001,137
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,163,466	2,172,651
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527	2,399,005
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	187,123	95,383
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,688,169	829,954
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	1,843,145	1,470,736
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	471,785	211,695
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	71,298	56,855

The accompanying notes are an integral part of these financial statements.

34

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2006-J6, Class A4, 6.00%, 09/25/2036	$1,895,158	$800,792
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,832	1,078,690
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,383,787	1,141,166
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	3,955,634	1,697,552
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,143,773	2,294,863
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,106,492	901,061
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	832,306	677,780
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,215,349	2,396,266
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	704,689	345,507
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	1,985,771	1,901,455
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(c)	6,882,636	3,209,292
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.18%, 10/25/2033(c)	293,177	291,873
Series 2003-44, Class A3, 5.00%, 10/25/2033	179,466	155,312
Series 2004-14, Class 3A1, 5.69%, 08/25/2034(c)	812,494	790,081
Series 2004-21, Class A1, 4.00%, 11/25/2034	315,258	287,867
Series 2004-24, Class A1, 5.50%, 12/25/2034	2,814,931	2,819,502
Series 2004-24, Class A4, 5.50%, 12/25/2034	1,949,789	1,952,303
Series 2004-4, Class A10, 5.50%, 05/25/2034	415,141	405,607
Series 2004-HYB5, Class 3A1, 5.29%, 04/20/2035(c)	431,936	410,774
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	316,450	316,500
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,304,238	660,082
Series 2005-20, Class A7, 5.25%, 12/25/2027	79,845	44,108
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	637,955	457,979
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	505,736	169,481
Series 2005-31, Class 4A2, 4.64%, 01/25/2036(c)	558,310	534,038
Series 2005-HY10, Class 4A1, 4.17%, 02/20/2036(c)	1,087,729	1,035,369

	Par	Value
Series 2005-HYB2, Class 2A, 4.72%, 05/20/2035(c)	$342,333	$332,824
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	29,912	27,061
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	475,730	112,189
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,086,713	887,951
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,822,251	1,183,259
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,117,444	436,002
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,580,330	1,050,923
Series 2006-21, Class A5, 6.00%, 02/25/2037	589,147	239,949
Series 2006-6, Class A1, 6.00%, 04/25/2036	556,546	255,562
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,107	456,533
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,886,052	743,342
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,752,038	713,273
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,409,169	617,840
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,453,722	1,029,859
Series 2007-5, Class A4, 5.75%, 05/25/2037	730,274	320,184
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,782,598	2,096,895
Series 2007-HY5, Class 1A1, 4.94%, 09/25/2047(c)	4,876,276	3,803,860
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,888,230	895,332
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,533	57,824
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	111,535	108,654
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,336	171,547
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	318,515	215,954
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,255,434	851,160
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	20,891	20,823
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	482,044	166,079
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,967	963,134

The accompanying notes are an integral part of these financial statements.

35

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	$207,325	$180,296
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	23,748	22,428
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	289,191
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600	1,382,544
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	70,168
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	565,416	408,395
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(b)(g)	2,565,000	2,630,358
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,176,738	505,858
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	226,598	180,744
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	317,013	252,863
Series 2013-2R, Class 5A2, 3.75%, 05/27/2037(b)(c)	1,545,842	1,001,494
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.28% (1 mo. Term SOFR + 0.61%), 05/25/2035	413,347	380,989
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	938,578	766,164
Series 2006-AB4, Class A1B1, 3.88% (1 mo. Term SOFR + 0.21%), 10/25/2036	312,441	264,383
DFC HEL Trust, Series 2001-1, Class M1, 5.40% (1 mo. Term SOFR + 1.76%), 08/15/2031	999,197	962,050
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.16%, 01/25/2035(c)	163,301	162,467
Series 2004-AA7, Class 2A1, 5.31%, 02/25/2035(c)	489,115	470,837
Series 2005-AA5, Class 2A1, 5.00%, 07/25/2035(c)	708,517	670,241
Series 2005-AA7, Class 2A1, 4.76%, 09/25/2035(c)	749,216	662,995
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2027	698	0(j)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,023,414	406,369
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,722,217	591,948
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,069,989	697,983

	Par	Value
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	$1,354,420	$456,699
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,244,768	2,100,793
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	279	0
Series 2007-AA1, Class 1A2, 3.98%, 05/25/2037(c)	1,669,877	979,783
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(c)	1,700,261	499,980
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 6.16%, 08/25/2035(c)	589,815	580,006
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,944	116,628
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,514	184,668
Series 2006-AR4, Class 1A2, 4.43%, 01/25/2037(c)	1,720,797	749,920
Series 2007-AR1, Class 1A1, 4.80%, 05/25/2037(c)	600,366	229,782
Series 2007-AR2, Class 1A2, 6.10%, 08/25/2037(c)	3,534,179	584,201
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(b)(c)	2,000,000	1,317,086
Series 2021-PJ10, Class A12, 2.50%, 03/25/2052(b)(c)	20,000,000	14,394,622
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052(b)(c)	4,491,250	2,983,862
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(b)(c)	2,250,000	1,481,385
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(b)(c)	5,500,000	3,570,639
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(g)	1,289,005	1,262,700
Series 2006-15, Class AF5, 6.69%, 09/25/2036(g)	1,902,239	452,342
Series 2006-18, Class AF6, 6.18%, 11/25/2036(g)	1,742,916	387,806
Series 2007-7, Class 1A2, 4.14% (1 mo. Term SOFR + 0.47%), 07/25/2037	256,772	252,423
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	439,635	414,439
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	498,973	447,215
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	4,767	4,578
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	11,825	11,666
Series 2005-AR4, Class 5A1, 5.06%, 07/25/2035(c)	59,045	57,005

The accompanying notes are an integral part of these financial statements.

36

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-AR5, Class 4A1, 4.93%, 10/25/2035(c)	$349,984	$336,495
Series 2005-AR7, Class 6A1, 4.08%, 11/25/2035(c)	253,415	221,888
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	330,284	286,123
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.64%, 08/19/2036(c)	1,579,756	1,229,148
Impac CMB Trust, Series 2005-5, Class A3W, 4.28% (1 mo. Term SOFR + 0.36%), 08/25/2035	240,870	232,581
Impac Funding Corp., Series 2002-2, Class A3, 6.50%, 04/25/2033	571,007	561,452
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.91%, 12/25/2034(c)	597,574	566,410
Series 2004-AR4, Class 3A, 4.80%, 08/25/2034(c)	1,618,863	1,560,214
Series 2005-AR23, Class 3A1, 3.49%, 11/25/2035(c)	318,092	303,333
Series 2005-AR23, Class 6A1, 3.58%, 11/25/2035(c)	763,957	729,387
Series 2005-AR25, Class 1A21, 3.71%, 12/25/2035(c)	1,659,663	855,563
Series 2005-AR3, Class 4A1, 3.74%, 04/25/2035(c)	631,537	599,788
Series 2005-AR35, Class 1A1, 3.49%, 02/25/2036(c)	881,207	677,895
Series 2005-AR9, Class 1A1, 4.80%, 07/25/2035(c)	2,635,058	1,324,645
Series 2006-AR25, Class 3A1, 3.69%, 09/25/2036(c)	1,781,063	1,106,492
Series 2006-AR25, Class 4A1, 3.52%, 09/25/2036(c)	2,900,759	2,707,030
Series 2006-AR3, Class 2A1C, 3.61%, 03/25/2036(c)	4,027,960	2,706,315
Series 2006-AR31, Class A5, 3.91%, 11/25/2036(c)	2,960,370	2,683,911
Series 2006-AR9, Class 3A1, 3.37%, 06/25/2036(c)	1,280,377	1,066,113
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.08%, 11/26/2035(b)(c)	348,674	309,861
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,203	18,667
Series 2007-A3, Class 2A3, 4.71%, 05/25/2037(c)	1,547,979	1,278,696
Series 2021-12, Class A3, 2.50%, 02/25/2052(b)(c)	9,757,982	7,860,270
Series 2021-13, Class A5, 2.50%, 04/25/2052(b)(c)	30,000,000	20,044,746
Series 2021-14, Class A5, 2.50%, 05/25/2052(b)(c)	6,082,500	4,000,937

	Par	Value
Series 2021-15, Class A5, 2.50%, 06/25/2052(b)(c)	$3,650,000	$2,404,180
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(c)	13,805,427	11,593,107
Series 2022-1, Class A5, 2.50%, 07/25/2052(b)(c)	10,968,741	7,195,153
Series 2022-2, Class A5A, 2.50%, 08/25/2052(b)(c)	5,174,221	3,389,187
Series 2022-3, Class A5A, 2.50%, 08/25/2052(b)(c)	11,588,632	7,601,650
Series 2022-4, Class A5, 3.00%, 10/25/2052(b)(c)	19,510,000	13,772,152
Series 2024-3, Class A5, 3.00%, 05/25/2054(b)(c)	10,000,000	7,043,839
Series 2024-7, Class A5, 3.00%, 04/25/2053(b)(c)	8,000,000	5,519,614
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	486,822	208,540
Series 2005-3, Class 1A2, 0.97% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(f)(h)	746,717	18,430
Series 2005-3, Class 1A6, 4.28% (1 mo. Term SOFR + 0.61%), 01/25/2036	746,717	276,034
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	340,939	144,881
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,124,130	1,426,345
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,930,185	3,153,730
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	953,928	425,463
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,084,333	929,637
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,372,972	1,283,107
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,284,112	456,422
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,238,594	1,246,626
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.92%, 05/25/2034(c)	68,233	65,911
Series 2005-1, Class 7A1, 3.60%, 02/25/2035(c)	57,588	53,014
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.80%, 08/25/2033(c)	246,663	120,074
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	125,358	126,130
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	63,088	62,315
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	51,892	50,876

The accompanying notes are an integral part of these financial statements.

37

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	$2,000,000	$1,870,797
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.23% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	87,038
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 4.52%, 06/25/2035(c)	135,547	131,893
Series 2005-A7, Class 2A1, 4.72%, 09/25/2035(c)	3,155,826	2,452,769
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,526,554	446,963
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 4.99% (6 mo. Term SOFR + 1.15%), 09/25/2029	178,822	175,784
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	540,642	514,616
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	222,622	184,405
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,909,407	719,469
Series 2006-2, Class 7A1, 5.44%, 02/25/2036(c)	1,169,885	610,059
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 3.95%, 11/26/2036(b)(c)	1,483,006	1,341,898
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(c)	9,251	9,223
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(g)	4,667	4,678
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(b)(c)	4,373,561	4,082,131
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(b)(c)	2,492,392	1,922,784
Popular ABS, Inc., Series 2003-3, Class M1, 4.87%, 12/25/2033(c)	74,271	74,013
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	1,862	1,503
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	119,672	92,952
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,424,708	1,127,010
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	224,947	187,378
Series 2006-QS9, Class 1A5, 4.48% (1 mo. Term SOFR + 0.81%), 07/25/2036	871,251	645,565

	Par	Value
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	$196,173	$160,867
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,012,141	1,671,272
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036(b)(c)	3,519,914	1,619,366
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(b)(c)	5,000,000	3,337,267
Series 2022-2, Class A18, 2.50%, 02/25/2052(b)(c)	4,500,000	2,960,464
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,123,083	1,105,209
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	678,445	588,066
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,111,183	1,099,343
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	196,927	115,986
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,393,224	1,033,087
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,324	145,218
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,481,953	1,117,751
Series 2005-A5, Class A7, 5.50%, 05/25/2035	905,278	563,743
Series 2006-A15, Class A10, 4.38% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,456,515	3,529,954
Series 2006-A15, Class A11, 1.87% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(f)(h)	16,456,515	868,333
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,306,297	748,046
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.30%, 09/25/2035(c)	1,465,709	907,595
Series 2005-SA4, Class 2A1, 5.09%, 09/25/2035(c)	1,055,459	566,907
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,155,596	910,052
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,380,055	1,079,607
Series 2006-S5, Class A12, 6.00%, 06/25/2036	118,378	99,113
Series 2006-S5, Class A14, 6.00%, 06/25/2036	243,687	204,029
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,021,236	855,039
Series 2006-S5, Class A18, 6.00%, 06/25/2036	126,922	106,270

The accompanying notes are an integral part of these financial statements.

38

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2006-S6, Class A10, 6.00%, 07/25/2036	$72,137	$61,623
Series 2006-S6, Class A15, 6.00%, 07/25/2036	371,376	317,247
Series 2006-S7, Class A6, 6.25%, 08/25/2036	843,794	703,595
Series 2006-S7, Class A9, 6.50%, 08/25/2036	504,472	426,455
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,008,350	767,899
Series 2007-S1, Class A10, 6.00%, 01/25/2037	310,339	251,934
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,222,614	978,218
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054(b)(c)	9,430,334	6,156,880
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.88%, 02/25/2037(g)	696,851	214,809
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 4.55%, 12/25/2034(c)	239,479	224,177
Series 2005-12, Class 2A1, 5.15%, 06/25/2035(c)	433,248	312,143
Series 2005-21, Class 7A1, 4.33%, 11/25/2035(c)	2,665,519	1,666,250
Series 2006-1, Class 6A1, 4.25%, 02/25/2036(c)	823,775	608,715
Series 2006-1, Class 7A4, 3.86%, 02/25/2036(c)	79,078	67,550
Series 2006-12, Class 2A1, 4.41%, 01/25/2037(c)	413,674	298,317
Series 2006-4, Class 6A, 3.77%, 05/25/2036(c)	455,161	245,609
Series 2007-5, Class 1A1, 4.22% (1 mo. Term SOFR + 0.55%), 06/25/2037	969,807	915,528
Series 2007-6, Class 2A1, 4.16% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,119,915	2,979,701
Series 2007-9, Class 1A1, 5.88% (6 mo. Term SOFR + 1.93%), 10/25/2037	601,541	561,737
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.64%, 02/25/2037(c)	2,455,035	2,099,103
Series 2007-2, Class 1A1, 5.59%, 04/25/2037(c)	377,115	113,592
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	476,573	436,026

	Par	Value
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	$1,100,510	$1,013,713
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	787,476	726,783
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,044
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(b)(g)	1,909,559	1,911,600
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.58%, 10/25/2033(c)	3,546,002	3,420,341
Series 2003-S4, Class CB1, 5.64%, 06/25/2033(c)	1,850,688	1,829,896
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	27,796	27,321
Series 2005-AR14, Class 1A2, 4.63%, 12/25/2035(c)	2,934,494	2,784,847
Series 2006-AR10, Class 2A1, 4.00%, 09/25/2036(c)	724,616	627,415
Series 2006-AR16, Class 1A1, 4.19%, 12/25/2036(c)	775,028	718,016
Series 2006-AR8, Class 1A1, 4.28%, 08/25/2046(c)	1,023,721	964,921
Series 2007-HY2, Class 1A1, 3.99%, 12/25/2036(c)	10,460,365	9,720,286
Series 2007-HY3, Class 4A1, 4.67%, 03/25/2037(c)	1,666,420	1,544,511
Series 2007-HY5, Class 3A1, 3.78%, 05/25/2037(c)	773,392	701,265
Series 2007-HY7, Class 1A1, 3.96%, 07/25/2037(c)	127,439	104,376
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	471,943	444,431
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,023,690	1,754,393
Series 2005-5, Class CB4, 5.50%, 07/25/2035	706,161	657,364
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	158,463	142,132
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	1,883,235	1,611,448
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	411,700	352,284
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	805,607	724,034
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	292,799	257,916
Series 2006-8, Class A6, 4.05%, 10/25/2036(g)	2,214,246	759,035

The accompanying notes are an integral part of these financial statements.

39

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2007-HY1, Class A2A, 4.10% (1 mo. Term SOFR + 0.43%), 02/25/2037	$1,287,386	$1,012,265
Series 2007-HY2, Class 1A1, 3.93%, 04/25/2037(c)	1,041,818	532,619
Series 2007-OC1, Class A1, 4.26% (1 mo. Term SOFR + 0.59%), 01/25/2047	2,811,938	2,608,395
Series 2007-OC2, Class A3, 4.40% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,012,867	2,911,716
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	507,459	462,970
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.41%, 07/25/2034(c)	1,519,994	1,464,184
Series 2005-AR14, Class A1, 6.12%, 08/25/2035(c)	271,354	267,966
Series 2006-AR1, Class 1A1, 6.02%, 03/25/2036(c)	1,022,257	1,034,442
Series 2006-AR19, Class A1, 6.29%, 12/25/2036(c)	894,677	824,248
Series 2006-AR5, Class 1A1, 6.10%, 04/25/2036(c)	1,828,306	1,827,846
Series 2006-AR5, Class 2A1, 6.11%, 04/25/2036(c)	643,563	635,187
Series 2007-AR3, Class A1, 5.71%, 04/25/2037(c)	323,845	290,656
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $550,128,039)		427,459,002
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp.
Pool RE5049, 1.50%, 10/01/2050	6,859,456	4,985,199
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,426,870
Series 5200, Class YZ, 2.50%, 02/25/2052(k)	15,608,690	10,162,331
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	3,985,995
Federal National Mortgage Association
Pool CA7695, 1.50%, 11/01/2050	6,242,796	4,656,109
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,061,596
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	5,694,886

	Par	Value
Series 2021-52, Class JZ, 2.50%, 08/25/2051(k)	$17,910,626	$10,752,541
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MB, 3.50%, 03/25/2058	17,000,000	13,240,195
Government National Mortgage Association
Series 2016-163, Class WZ, 3.00%, 11/20/2046(k)	5,473,653	4,676,563
Series 2018-40, Class ZA, 3.00%, 01/20/2048(k)	25,736,677	19,385,357
Series 2020-133, Class EA, 1.00%, 09/20/2050	22,665,491	17,501,549
Series 2021-66, Class NA, 2.00%, 02/20/2051	9,564,210	7,903,281
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000	16,070,108
Series 2023-55, Class AG, 1.00%, 09/20/2050	5,776,808	4,313,633
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $144,126,259)		135,816,213
	Shares
PREFERRED STOCKS - 0.1%
Banks - 0.01%
First Busey Corp., Series B, 8.25%, Perpetual	200,000	5,160,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)		5,160,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.59%(l)	20,892,461	20,892,461
TOTAL MONEY MARKET FUNDS (Cost $20,892,461)		20,892,461
TOTAL INVESTMENTS - 99.1% (Cost $10,746,531,889)		$10,264,412,186
Other Assets in Excess of Liabilities - 0.9%		95,527,637
TOTAL NET ASSETS - 100.0%		$10,359,939,823

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05 - 5 Year US Dollar SOFR Swap Rate
The accompanying notes are an integral part of these financial statements.

40

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Zero coupon bonds make no periodic interest payments.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $2,650,594,007 or 25.6% of the Fund’s net assets.

(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2026, the total value of securities subject to the AMT was $4,765,675 or 0.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Interest only security.
(g)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Principal only security.
(j)	Rounds to zero.
(k)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2026.

(l)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

41

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026

	Par	Value
MUNICIPAL BONDS - 88.4%
Alabama - 0.4%
Black Belt Energy Gas District, 5.50%, 10/01/2054(a)	$3,125,000	$3,323,098
Alaska - 0.1%
Alaska Railroad Corp.
5.50%, 10/01/2028(b)	265,000	276,877
5.50%, 10/01/2029(b)	285,000	303,062
		579,939
Arizona - 1.2%
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2044	5,000,000	5,156,910
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,779,991
Tempe Industrial Development Authority, 3.50%, 12/01/2030	2,000,000	1,994,907
		8,931,808
Arkansas - 0.2%
Arkansas Development Finance Authority, 5.00%, 06/01/2047	1,500,000	1,559,087
California - 7.5%
California Municipal Finance Authority, 4.00%, 12/01/2026(c)	570,000	568,289
City of Los Angeles Department of Airports
5.25%, 05/15/2040(b)	1,500,000	1,615,285
5.25%, 05/15/2047(b)	2,000,000	2,077,927
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	390,000	392,276
Coachella Valley Unified School District, 0.00%, 08/01/2043(d)	1,080,000	501,356
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,190,641
Hope Elementary School District, 0.00%, 08/01/2040(d)	1,085,000	593,191
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	4,635,000	4,490,508
Lakeside Union School District, 0.00%, 08/01/2039(d)	4,375,000	2,502,170
Manhattan Beach Unified School District
0.00%, 09/01/2040(d)	2,085,000	1,148,040
0.00%, 09/01/2041(d)	1,295,000	675,525
Millbrae School District, 0.00%, 07/01/2039(d)	1,830,000	1,096,546
Mount San Antonio Community College District, 0.00%, 08/01/2043(d)	1,605,000	1,659,144

	Par	Value
Oceanside Unified School District, 0.00%, 08/01/2039(d)	$685,000	$401,804
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041(d)	3,180,000	1,637,053
0.00%, 09/01/2042(d)	1,940,000	958,873
Placentia-Yorba Linda Unified School District
0.00%, 08/01/2039(d)	975,000	574,812
0.00%, 08/01/2041(d)	5,350,000	2,811,634
Poway Unified School District
0.00%, 08/01/2040(d)	4,955,000	2,760,623
0.00%, 08/01/2046(d)	12,165,000	4,832,255
Rowland Unified School District, 0.00%, 08/01/2041(d)	5,210,000	2,738,058
San Diego Community College District
0.00%, 08/01/2039(d)	8,525,000	5,077,075
0.00%, 08/01/2041(d)	1,860,000	988,988
San Diego Unified School District
0.00%, 07/01/2041(d)	3,565,000	3,629,099
0.00%, 07/01/2043(d)	4,695,000	2,281,245
0.00%, 07/01/2045(d)	3,085,000	1,356,541
5.00%, 07/01/2045	4,000,000	4,446,368
		57,005,326
Colorado - 8.3%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,310,000	3,672,465
5.50%, 12/01/2043	3,375,000	3,726,153
Arapahoe County School District No 5 Cherry Creek
5.25%, 12/15/2046	8,390,000	9,034,777
5.25%, 12/15/2047	2,550,000	2,729,095
City & County of Denver, CO Airport System Revenue, 5.75%, 11/15/2041(b)	6,370,000	6,857,583
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	290,000	287,272
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,206,800
Douglas County School District No Re-1 Douglas & Elbert Counties, 5.50%, 12/15/2046	10,265,000	11,292,124
Durango School District No. 9-R, 5.25%, 11/01/2044	1,270,000	1,356,369
Larimer Weld & Boulder County School District R-2J Thompson
5.50%, 12/15/2044	3,840,000	4,257,626
5.50%, 12/15/2045	2,705,000	2,988,892
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2046	2,000,000	2,099,697
		62,508,853

The accompanying notes are an integral part of these financial statements.

42

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 4.40%, 12/15/2031	$1,000,000	$1,004,493
District of Columbia - 2.2%
District of Columbia, 5.50%, 07/01/2047	9,425,000	9,982,162
District of Columbia Income Tax Revenue
5.00%, 05/01/2045	1,445,000	1,481,825
5.25%, 05/01/2048	1,380,000	1,433,475
Metropolitan Washington Airports Authority Aviation Revenue, 5.50%, 10/01/2043(b)	3,750,000	4,054,790
		16,952,252
Florida - 7.6%
Bay County School Board
5.50%, 07/01/2041	1,575,000	1,675,781
5.50%, 07/01/2042	1,325,000	1,404,852
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	6,180,000	6,586,458
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,120,000	5,370,436
City of Miami, FL, 5.50%, 01/01/2049	9,025,000	9,511,205
City of Venice, FL, 4.25%, 01/01/2030(c)	850,000	850,092
County of Lee, FL Airport Revenue
5.25%, 10/01/2043(b)	2,755,000	2,858,802
5.25%, 10/01/2046(b)	1,500,000	1,545,379
5.25%, 10/01/2047(b)	2,500,000	2,562,191
County of Miami-Dade, FL
0.00%, 10/01/2040(d)	5,000,000	2,659,497
0.00%, 10/01/2041(d)	2,485,000	1,251,657
0.00%, 10/01/2042(d)	2,280,000	1,089,116
0.00%, 10/01/2045(d)	4,550,000	1,871,301
Greater Orlando Aviation Authority
5.25%, 10/01/2042(b)	8,390,000	8,796,607
5.25%, 10/01/2044(b)	3,035,000	3,156,975
JEA Water & Sewer System Revenue, 5.00%, 10/01/2047	4,285,000	4,465,955
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,052,792
		57,709,096
Georgia - 0.3%
City of Conyers, GA, 4.30%, 03/01/2031	935,000	905,519
Commerce School District
6.00%, 08/01/2043	420,000	476,259
6.00%, 08/01/2044	500,000	564,466
		1,946,244

	Par	Value
Illinois - 4.8%
Chicago O’Hare International Airport, 5.50%, 01/01/2044(b)	$8,375,000	$8,813,948
City of Joliet, IL
5.50%, 12/15/2042	5,105,000	5,412,070
5.50%, 12/15/2044	3,000,000	3,167,572
Illinois State Toll Highway Authority
5.00%, 01/01/2045	4,985,000	5,107,114
5.00%, 01/01/2045	4,850,000	5,045,741
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2040	2,515,000	2,694,749
5.00%, 12/01/2046	2,000,000	2,078,413
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	3,969,854
		36,289,461
Indiana - 6.2%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,550,000	2,745,561
5.50%, 07/15/2041	2,725,000	2,919,502
5.50%, 01/15/2043	4,865,000	5,180,899
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,600,000	2,725,042
Fishers Town Hall Building Corp.
5.50%, 07/15/2040	1,500,000	1,625,163
5.50%, 07/15/2043	2,000,000	2,143,096
Greater Clark Building Corp., 6.00%, 01/15/2043	1,185,000	1,310,814
Indiana Finance Authority, 3.75%, 05/15/2032	1,000,000	1,000,087
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	11,360,000	12,327,709
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,585,000	1,686,745
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,865,000	1,987,535
Noblesville High School Building Corp.
6.00%, 07/15/2040	1,285,000	1,426,402
6.00%, 01/15/2043	1,345,000	1,472,682
Tippecanoe County School Building Corp.
6.00%, 07/15/2041	1,305,000	1,447,269
6.00%, 01/15/2042	1,815,000	1,982,687
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,345,000	4,699,766
		46,680,959
Kansas - 0.6%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
6.00%, 09/01/2042	1,655,000	1,853,077
6.00%, 09/01/2043	1,600,000	1,784,276
6.00%, 09/01/2044	850,000	944,352
		4,581,705

The accompanying notes are an integral part of these financial statements.

43

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - 1.0%
Kentucky State Property & Building Commission
5.50%, 11/01/2041	$3,365,000	$3,655,443
5.50%, 11/01/2042	2,655,000	2,874,250
5.00%, 03/01/2046	1,000,000	1,046,475
		7,576,168
Maryland - 0.8%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,790,000	5,945,101
Massachusetts - 2.2%
Commonwealth of Massachusetts, 5.00%, 07/01/2045	5,155,000	5,310,281
Massachusetts Bay Transportation Authority Sales Tax Revenue, 5.00%, 07/01/2048	1,500,000	1,555,590
Massachusetts Development Finance Agency, 5.00%, 07/01/2045	2,200,000	2,291,382
Massachusetts Port Authority
5.00%, 07/01/2047	1,500,000	1,565,848
5.00%, 07/01/2048	5,575,000	5,786,093
		16,509,194
Michigan - 1.2%
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2046	4,625,000	4,804,293
Kalamazoo Economic Development Corp., 3.90%, 08/15/2031(c)	1,000,000	987,516
Michigan Finance Authority, 3.27%, 06/01/2039	3,550,000	3,340,737
		9,132,546
Minnesota - 0.6%
City of Rochester, MN, 5.00%, 11/15/2046	4,525,000	4,710,201
Missouri - 4.7%
Jackson County Reorganized School District No. 7
6.00%, 03/01/2042	3,910,000	4,365,291
6.00%, 03/01/2043	1,500,000	1,669,336
Jackson County School District No. R-IV Blue Springs
5.50%, 03/01/2042	3,370,000	3,654,347
5.50%, 03/01/2044	3,910,000	4,218,269
Lees Summit Industrial Development Authority, 3.60%, 08/15/2048	2,825,000	2,810,097
Lindbergh School District, 5.50%, 03/01/2042	5,000,000	5,398,336
Platte County R-III School District
6.25%, 03/01/2043	2,410,000	2,713,499
6.25%, 03/01/2044	2,675,000	3,007,201
6.25%, 03/01/2045	2,550,000	2,862,232

	Par	Value
Republic School District No. R-3
6.50%, 03/01/2044	$500,000	$575,812
6.50%, 03/01/2045	500,000	574,157
Smithville R-II School District
6.00%, 03/01/2043	935,000	1,037,055
6.00%, 03/01/2044	2,130,000	2,360,390
Springfield School District No R-12, 5.50%, 03/01/2044	500,000	542,312
		35,788,334
Montana - 0.3%
Montana Facility Finance Authority, 4.10%, 11/15/2031	2,000,000	2,004,495
Nebraska - 2.1%
Omaha Public Power District
5.00%, 02/01/2046	9,040,000	9,277,915
5.00%, 02/01/2047	6,325,000	6,578,479
		15,856,394
Nevada - 1.3%
County of Clark Department of Aviation, 5.25%, 07/01/2045(b)	3,000,000	3,133,227
Las Vegas Valley Water District, 5.00%, 06/01/2046	5,000,000	5,249,093
State of Nevada Department of Business & Industry, 12.00%, 01/01/2065(a)(b)(c)	2,165,000	1,374,775
		9,757,095
New Hampshire - 0.5%
New Hampshire Business Finance Authority
5.50%, 12/01/2030(c)	1,600,000	1,599,581
4.88%, 12/01/2033(c)	1,601,000	1,592,935
5.63%, 06/01/2039(c)	800,000	799,142
		3,991,658
New Jersey - 1.1%
New Jersey Economic Development Authority, 5.50%, 01/01/2027(b)	150,000	150,365
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038(d)	1,395,000	818,833
0.00%, 12/15/2039(d)	5,250,000	2,919,624
0.00%, 12/15/2039(d)	7,950,000	4,392,506
		8,281,328
New York - 4.3%
New York City Municipal Water Finance Authority, 5.00%, 06/15/2046	3,500,000	3,646,596
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,290,327
5.50%, 05/01/2044	3,860,000	4,121,650
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	7,830,000	8,376,027

The accompanying notes are an integral part of these financial statements.

44

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
New York State Dormitory Authority, 5.00%, 03/15/2045	$8,000,000	$8,215,919
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,852,316
		32,502,835
North Carolina - 2.7%
City of Charlotte, NC Water & Sewer System Revenue, 5.00%, 07/01/2047	2,500,000	2,638,301
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,092,438
4.50%, 09/01/2029	600,000	601,295
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	8,180,000	8,858,991
5.00%, 02/01/2049	5,740,000	6,061,876
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,260,000	1,328,406
		20,581,307
North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	2,999,681
Ohio - 0.8%
County of Hamilton, OH, 5.00%, 11/15/2049	6,105,000	6,409,231
Oregon - 0.9%
City of Portland, OR Water System Revenue, 5.25%, 04/01/2047	1,375,000	1,465,009
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2046	5,250,000	5,530,329
		6,995,338
Pennsylvania - 3.1%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	8,140,000	8,751,417
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	6,240,000	6,590,018
Pennsylvania Turnpike Commission
5.25%, 12/01/2042	1,055,000	1,120,554
5.00%, 12/01/2046	1,770,000	1,820,440
5.00%, 12/01/2047	2,305,000	2,390,693
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,590,000	2,741,906
		23,415,028
Puerto Rico - 0.1%
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	830,000	830,208

	Par	Value
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	$3,335,000	$3,534,853
5.50%, 05/15/2047	4,000,000	4,180,999
		7,715,852
South Carolina - 1.0%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,170,455
South Island Public Service District, 5.25%, 04/01/2042	3,450,000	3,648,410
		7,818,865
Texas - 12.8%
Austin Community College District
5.00%, 08/01/2047	4,395,000	4,553,947
5.00%, 08/01/2048	2,255,000	2,326,321
Austin Independent School District
5.25%, 08/01/2043	2,250,000	2,425,146
5.25%, 08/01/2044	4,250,000	4,560,168
Celina Independent School District, 5.00%, 02/15/2048	1,380,000	1,413,607
City of Fort Worth, TX
5.50%, 03/01/2042	2,035,000	2,200,784
5.50%, 03/01/2043	1,540,000	1,660,010
City of New Braunfels, TX Utility System Revenue, 5.00%, 07/01/2047	3,000,000	3,128,182
City of San Antonio, TX, 5.00%, 02/01/2047	4,640,000	4,796,097
City of San Antonio, TX Airport System, 5.25%, 07/01/2047(b)	1,650,000	1,696,685
City of San Antonio, TX Electric & Gas Systems Revenue
5.25%, 02/01/2042	3,040,000	3,237,253
5.00%, 02/01/2047	1,250,000	1,305,239
County of Dallas, TX, 5.00%, 08/15/2047	3,500,000	3,632,069
Dallas Fort Worth International Airport, 5.25%, 11/01/2044(b)	2,795,000	2,889,020
Fort Bend Independent School District
5.00%, 08/15/2046	4,000,000	4,189,656
5.00%, 08/15/2047	1,200,000	1,251,285
Harris County Hospital District, 5.00%, 02/15/2047	5,650,000	5,805,478
Hays Consolidated Independent School District, 5.00%, 08/15/2048	10,500,000	10,816,964
Lamar Consolidated Independent School District, 5.00%, 02/15/2046	3,900,000	4,055,986
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,240,911
5.50%, 05/15/2048	4,660,000	4,887,814
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(c)	3,000,000	2,770,459

The accompanying notes are an integral part of these financial statements.

45

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	$775,000	$541,455
Spring Independent School District
5.25%, 08/15/2044	5,000,000	5,350,917
5.25%, 08/15/2048	5,000,000	5,259,473
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.25%, 03/01/2037	1,795,000	1,902,258
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,769,082
		96,666,266
Utah - 1.4%
Utah Municipal Power Agency, 5.00%, 07/01/2047	1,250,000	1,297,063
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,920,000	8,344,702
Wildflower Improvement Association, 6.63%, 03/01/2031(c)	920,968	898,384
		10,540,149
Virginia - 0.3%
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,050,000	2,052,868
Washington - 3.3%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,475,000	11,506,955
King County Public Hospital District No 4, 5.50%, 12/01/2035	1,000,000	973,948
State of Washington, 5.00%, 06/01/2047	8,000,000	8,303,812
Washington State Housing Finance Commission
4.20%, 07/01/2029(c)	1,135,000	1,135,277
4.20%, 07/01/2030(c)	2,000,000	1,992,581
4.38%, 01/01/2033	1,250,000	1,253,965
		25,166,538
Wisconsin - 1.0%
Public Finance Authority
9.50%, 06/01/2029(c)	2,000,000	1,999,729
5.00%, 07/15/2030(c)	415,942	415,989
0.00%, 12/15/2034(c)(d)	2,200,000	1,311,813
0.00%, 12/15/2034(c)(d)	1,772,000	1,063,421
5.00%, 12/15/2036(c)	1,473,389	1,442,869
0.00%, 12/15/2037(c)(d)	2,455,000	1,213,699
		7,447,520
TOTAL MUNICIPAL BONDS (Cost $674,874,446)		669,766,521

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.4%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(e)	$39,778,337	$1,375,933
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(e)	43,364,753	527,749
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(c)(e)	10,228,209	623,307
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(a)(c)(e)	34,063,400	4,018,800
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(e)	42,318,299	4,729,916
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(a)(c)(e)	37,617,368	3,694,778
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(a)(c)(e)	23,133,507	2,942,351
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038(a)(c)(e)	61,907,941	5,910,970
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(c)(e)	157,112,713	6,835,974
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041(a)(c)(e)	47,215,611	3,936,366
Series 2022-ML13, Class XUS, 0.97%, 07/25/2036(a)(e)	78,984,731	3,350,532
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036(a)(e)	51,380,434	2,788,930
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $47,155,685)		40,735,606
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(e)	47,001,670	1,735,302
Series 2021-3, Class X, 0.79%, 08/20/2036(e)	24,539,036	972,973
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036(e)	65,390,966	2,474,394
Series 2023-2, Class X, 0.81%, 01/20/2038(e)	58,182,420	2,753,774
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(a)(e)	62,688,556	2,122,634
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,597,350)		10,059,077

The accompanying notes are an integral part of these financial statements.

46

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.0%
First American Government Obligations Fund - Class X, 3.59%(f)	$45,279,215	$45,279,215
TOTAL MONEY MARKET FUNDS (Cost $45,279,215)		45,279,215
TOTAL INVESTMENTS - 101.1% (Cost $778,906,696)		$765,840,419
Liabilities in Excess of Other Assets - (1.1)%		(8,649,476)
TOTAL NET ASSETS - 100.0%		$757,190,943

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2026, the total value of securities subject to the AMT was $52,163,498 or 6.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $49,979,097 or 6.6% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

47

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Par	Value
CORPORATE BONDS - 37.4%
Aerospace & Defense - 0.2%
TransDigm, Inc.
6.38%, 05/31/2033(a)	$500,000	$501,634
6.75%, 01/31/2034(a)	250,000	254,090
		755,724
Automobile Components - 0.4%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031(a)	500,000	499,858
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(a)	1,000,000	1,040,682
Phinia, Inc., 6.63%, 10/15/2032(a)	500,000	508,298
		2,048,838
Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029(a)	1,400,000	1,333,238
Banks - 11.0%
Atlantic Union Bankshares Corp., 6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	1,125,000	1,134,831
Bank of America Corp.
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	498,120
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	750,000	559,513
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,400,000	1,375,500
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	500,000	552,800
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	1,250,000	1,257,297
BPCE SA
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(a)	1,000,000	1,017,177
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(a)	1,000,000	996,614
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	1,750,000	1,780,972
CNB Financial Corp., 6.25% (3 mo. Term SOFR + 2.58%), 06/15/2031(a)	500,000	490,734
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(a)	1,500,000	1,459,876
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,055,506

	Par	Value
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	$2,000,000	$1,988,125
Equity Bancshares, Inc., 7.13% to 08/01/2030 then 3 mo. Term SOFR + 3.49%, 08/01/2035	1,250,000	1,285,213
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,188,176
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	987,320
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	2,000,000	1,934,723
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	2,000,000	2,012,565
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	1,500,000	1,553,400
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(a)	1,550,000	1,598,517
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,001,366
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	1,250,000	1,239,917
HBT Financial, Inc., 5.75% to 03/15/2031 then 3 mo. Term SOFR + 2.33%, 03/15/2036(a)	1,000,000	980,277
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	1,500,000	1,462,500
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,445,857
Huntington Bancshares, Inc.
6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	500,000	500,808
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	750,000	719,586
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,548,870
National Australia Bank Ltd., 5.63% to 06/04/2036 then 1 yr. CMT Rate + 1.18%, 06/04/2037(a)	1,000,000	977,091
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	2,250,000	2,216,019

The accompanying notes are an integral part of these financial statements.

48

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Nicolet Bankshares, Inc., 6.12% (3 mo. Term SOFR + 2.38%), 07/15/2031	$1,000,000	$971,474
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,296,058
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	2,000,000	1,832,000
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	2,000,000	1,993,373
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	1,950,000	1,993,958
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	1,100,000	1,133,838
Synovus Bank/Columbus, GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	1,000,000	980,744
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,250,000	1,288,615
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,500,000	1,427,362
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,000,000	1,948,468
Wells Fargo & Co., 4.65%, 11/04/2044	1,250,000	1,022,038
WSFS Financial Corp., 5.38% to 12/15/2030 then 3 mo. Term SOFR + 1.89%, 12/15/2035	1,500,000	1,467,483
		54,174,681
Broadline Retail - 0.5%
Amazon.com, Inc.
5.55%, 11/20/2065	1,000,000	865,971
6.05%, 03/13/2076	1,500,000	1,383,947
		2,249,918
Building Products - 0.7%
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	1,750,000	1,707,473
6.75%, 05/15/2035(a)	900,000	901,072
Standard Building Solutions, Inc., 6.25%, 08/01/2033(a)	750,000	744,630
		3,353,175
Capital Markets - 0.4%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	871,611
5.80%, 03/08/2032	1,250,000	1,232,000
		2,103,611
Chemicals - 0.3%
Avient Corp., 6.25%, 11/01/2031(a)	1,250,000	1,268,236

	Par	Value
Commercial Services & Supplies - 0.2%
ADT Security Corp., 5.88%, 10/15/2033(a)	$1,000,000	$978,889
Cimpress PLC, 7.38%, 09/15/2032(a)	250,000	252,591
		1,231,480
Construction & Engineering - 0.0%(b)
AECOM, 6.00%, 08/01/2033(a)	100,000	99,693
Construction Materials - 0.1%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	500,000	508,140
Consumer Finance - 2.2%
Ally Financial, Inc.
6.70%, 02/14/2033	2,200,000	2,239,516
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040(c)	750,000	734,993
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	1,400,000	1,406,671
Ford Motor Credit Co., LLC, 7.12%, 11/07/2033	2,750,000	2,894,030
OneMain Finance Corp.
5.38%, 11/15/2029	1,000,000	986,335
6.13%, 05/15/2030	250,000	248,954
6.50%, 03/15/2033	1,000,000	978,796
6.75%, 09/15/2033	1,200,000	1,182,757
7.13%, 03/15/2034	250,000	250,397
		10,922,449
Containers & Packaging - 0.5%
Ball Corp., 5.50%, 09/15/2033	800,000	794,088
Graphic Packaging International, LLC, 3.75%, 02/01/2030(a)	1,837,000	1,728,363
		2,522,451
Diversified Consumer Services - 1.8%
California Institute of Technology, 4.28%, 09/01/2116	1,000,000	713,565
Case Western Reserve University, 5.41%, 06/01/2122	1,200,000	1,057,646
Claremont Mckenna College, 3.78%, 01/01/2122	1,500,000	928,693
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	785,919
Service Corp. International, 4.00%, 05/15/2031	1,000,000	940,143
Sotheby’s, 8.25%, 04/15/2031(a)	968,750	981,768
Trustees of the University of Pennsylvania, 4.67%, 09/01/2112	1,500,000	1,165,806
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,188,914
Washington University, 4.35%, 04/15/2122	1,500,000	1,081,669
		8,844,123

The accompanying notes are an integral part of these financial statements.

49

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified REITs - 0.4%
Global Net Lease, Inc.
3.75%, 12/15/2027(a)	$750,000	$735,590
4.50%, 09/30/2028(a)	1,250,000	1,225,811
		1,961,401
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 5.85%, 04/30/2046	2,150,000	1,980,475
Space Exploration Technologies Corp., 6.60%, 07/15/2046(a)	750,000	680,838
Verizon Communications, Inc., 5.75%, 11/30/2045	2,000,000	1,865,387
		4,526,700
Electrical Equipment - 0.3%
Sensata Technologies BV, 4.00%, 04/15/2029(a)	267,000	258,982
Sensata Technologies, Inc., 4.38%, 02/15/2030(a)	1,250,000	1,210,343
		1,469,325
Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034	1,750,000	1,696,080
Energy Equipment & Services - 0.1%
Oceaneering International, Inc., 6.88%, 07/15/2034(a)	500,000	516,236
Financial Services - 1.1%
American AgCredit Corp., 8.75% to 06/15/2031 then 5 yr. CMT Rate + 4.50%, Perpetual(a)(c)	1,500,000	1,498,200
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual(a)	1,375,000	1,401,112
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(a)	1,000,000	873,566
Global Payments, Inc.
5.40%, 03/15/2033	250,000	243,047
5.55%, 11/15/2035	1,600,000	1,527,241
		5,543,166
Food Products - 0.6%
Mars, Inc., 5.80%, 05/01/2065(a)	1,000,000	948,346
Post Holdings, Inc.
6.25%, 10/15/2034(a)	1,000,000	966,191
6.50%, 03/15/2036(a)	1,000,000	967,478
		2,882,015
Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc.
4.25%, 06/01/2028(a)	250,000	245,918
5.88%, 01/15/2032(a)	250,000	250,246
		496,164

	Par	Value
Healthcare Providers & Services - 0.8%
Centene Corp.
4.63%, 12/15/2029	$1,000,000	$975,622
3.38%, 02/15/2030	2,250,000	2,090,955
Molina Healthcare, Inc., 6.50%, 02/15/2031(a)	1,000,000	1,016,728
		4,083,305
Hotels, Restaurants & Leisure - 3.1%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(a)	750,000	723,912
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,500,000	1,493,768
Hilton Grand Vacations Borrower LLC, Inc.
5.00%, 06/01/2029(a)	500,000	487,435
4.88%, 07/01/2031(a)	1,000,000	926,133
6.63%, 01/15/2032(a)	500,000	504,312
Light & Wonder International, Inc., 6.25%, 10/01/2033(a)	1,250,000	1,245,875
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	2,100,000	2,090,404
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	2,750,000	2,688,271
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	1,700,000	1,582,936
Pioneer Opco LLC, 7.00%, 05/15/2033(a)	250,000	254,570
Station Casinos, LLC, 6.63%, 03/15/2032(a)	750,000	759,985
Travel + Leisure Co., 6.25%, 06/01/2031(a)	1,000,000	1,007,959
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	1,500,000	1,473,890
		15,239,450
Household Durables - 1.8%
Ashton Woods USA, LLC
4.63%, 04/01/2030(a)	500,000	478,073
6.88%, 08/01/2033(a)	1,550,000	1,557,824
Century Communities, Inc., 3.88%, 08/15/2029(a)	1,500,000	1,430,893
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031(a)	500,000	514,478
8.38%, 10/01/2033(a)	750,000	768,232
KB Home, 4.80%, 11/15/2029	500,000	490,854
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	498,104
3.95%, 02/15/2030	1,600,000	1,529,111
Meritage Homes Corp., 5.65%, 03/15/2035	1,500,000	1,488,247
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(a)	250,000	255,696
		9,011,512

The accompanying notes are an integral part of these financial statements.

50

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Interactive Media & Services - 1.0%
Alphabet, Inc.
6.25%, 08/15/2046	$250,000	$251,060
5.70%, 11/15/2075	2,500,000	2,194,551
Meta Platforms, Inc.
5.50%, 11/15/2045	1,000,000	867,021
6.20%, 05/15/2046	750,000	703,723
5.75%, 11/15/2065	1,000,000	822,137
		4,838,492
IT Services - 0.9%
ASGN, Inc., 4.63%, 05/15/2028(a)	2,650,000	2,581,269
Gartner, Inc.
3.75%, 10/01/2030(a)	750,000	690,781
5.60%, 11/20/2035	1,000,000	944,974
		4,217,024
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(a)	1,750,000	1,689,589
4.00%, 03/15/2031(a)	500,000	471,083
		2,160,672
Machinery - 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	250,000	249,496
5.88%, 06/01/2029(a)	250,000	251,149
3.75%, 01/30/2031(a)	750,000	699,565
5.88%, 12/01/2033(a)	750,000	744,962
		1,945,172
Media - 0.9%
CCO Holdings Capital Corp.
4.25%, 01/15/2034(a)	500,000	417,334
7.38%, 02/01/2036(a)	550,000	532,278
Charter Communications Operating, LLC, 3.50%, 03/01/2042	1,250,000	837,540
Sirius XM Radio LLC
4.00%, 07/15/2028(a)	700,000	683,032
4.13%, 07/01/2030(a)	750,000	706,349
3.88%, 09/01/2031(a)	750,000	683,929
Time Warner Cable LLC, 7.30%, 07/01/2038	500,000	502,030
		4,362,492
Office REITs - 0.3%
Vornado Realty LP, 5.75%, 02/01/2033	1,250,000	1,246,909
Personal Care Products - 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(a)	1,000,000	973,106
Professional Services - 1.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	1,500,000	1,546,533

	Par	Value
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	$3,203,000	$3,175,794
CACI International, Inc., 6.38%, 06/15/2033(a)	500,000	506,943
Mobility Global, Inc., 6.05%, 06/15/2036(a)	1,200,000	1,176,597
Science Applications International Corp.
4.88%, 04/01/2028(a)	2,500,000	2,481,625
5.88%, 11/01/2033(a)	250,000	247,803
		9,135,295
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower, LLC
6.75%, 05/15/2028(a)	230,000	230,469
8.88%, 09/01/2031(a)	1,000,000	1,048,218
		1,278,687
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	500,000	492,283
Software - 0.7%
Microsoft Corp., 3.70%, 08/08/2046	500,000	373,285
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	2,500,000	2,334,243
Oracle Corp.
4.13%, 05/15/2045	500,000	329,926
5.88%, 09/26/2045	750,000	618,893
		3,656,347
Specialty Retail - 1.7%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	500,000	487,561
5.00%, 02/15/2032(a)	2,050,000	1,956,442
Gee Automotive Holdings LLC, 7.25%, 03/01/2031(a)	1,000,000	1,010,108
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	2,800,000	2,789,392
Lithia Motors, Inc.
3.88%, 06/01/2029(a)	1,250,000	1,200,942
4.38%, 01/15/2031(a)	1,000,000	953,237
		8,397,682
Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC / EMC Corp.
8.10%, 07/15/2036	750,000	869,430
3.38%, 12/15/2041	400,000	293,998
		1,163,428
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	1,000,000	951,694

The accompanying notes are an integral part of these financial statements.

51

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Trading Companies & Distributors - 0.2%
Core & Main LP, 6.00%, 07/01/2034(a)	$250,000	$249,644
Herc Holdings, Inc., 7.00%, 06/15/2030(a)	500,000	517,624
QXO Building Products, Inc., 6.50%, 07/15/2031(a)	400,000	404,023
		1,171,291
TOTAL CORPORATE BONDS (Cost $184,281,060)		184,831,685
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 17.0%
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061(c)	1,000,000	910,278
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	875,365
Series 2019-BN23, Class C, 3.62%, 12/15/2052(c)	1,000,000	905,780
Series 2020-BN25, Class B, 3.04%, 01/15/2063(c)	1,500,000	1,332,591
Series 2020-BN29, Class C, 3.14%, 11/15/2053(c)	1,250,000	1,048,680
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	1,250,000	968,080
Series 2021-BN35, Class C, 2.90%, 06/15/2064(c)	1,500,000	1,250,886
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	1,000,000	747,091
Series 2025-BN49, Class XA, 0.83%, 03/15/2058(c)(d)	30,340,095	1,312,713
BANK-2025
Series 2026-BN52, Class XA, 0.92%, 05/15/2069(c)(d)	23,992,624	1,315,177
Series 2026-BN52, Class XD, 1.89%, 05/15/2069(a)(c)(d)	9,348,500	1,192,051
BANK5
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(c)	1,000,000	1,025,194
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(c)	1,000,000	1,014,078
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058(a)(c)(d)	40,607,836	1,278,842
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(a)	1,000,000	911,427
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(a)	1,600,000	1,417,114
Series 2025-5YR17, Class C, 5.89%, 11/15/2058(c)	1,750,000	1,728,157
Series 2026-5YR20, Class C, 6.04%, 02/15/2059(c)	1,750,000	1,734,212

	Par	Value
Series 2026-5YR22, Class D, 4.50%, 06/15/2059(a)	$1,000,000	$807,189
Series 2026-5YR24, Class C, 6.15%, 09/15/2031(c)	1,500,000	1,502,476
BBCMS Trust
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,224,945
Series 2022-C17, Class XA, 1.32%, 09/15/2055(c)(d)	14,843,044	818,573
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(c)(d)	35,261,111	664,002
Series 2024-5C31, Class XA, 1.28%, 12/15/2057(c)(d)	27,989,852	831,083
Series 2024-C30, Class XA, 1.07%, 11/15/2057(c)(d)	22,737,485	1,258,133
Series 2025-C32, Class XA, 1.34%, 02/15/2062(c)(d)	18,305,919	1,366,936
Series 2025-C35, Class XD, 1.87%, 07/15/2058(a)(c)(d)	12,000,000	1,401,556
Series 2025-C39, Class XB, 0.60%, 12/15/2058(a)(c)(d)	37,848,000	1,379,749
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.66%, 06/15/2054(c)	1,250,000	1,029,283
Series 2021-B26, Class C, 2.96%, 06/15/2054(c)	1,250,000	968,054
Series 2021-B27, Class C, 2.70%, 07/15/2054	1,000,000	697,421
Series 2021-B27, Class XD, 1.60%, 07/15/2054(a)(c)(d)	15,000,000	933,062
Series 2021-B29, Class C, 2.75%, 09/15/2054(c)	2,000,000	1,619,250
Series 2024-V6, Class XA, 1.58%, 03/15/2057(c)(d)	24,913,900	694,819
Series 2025-B41, Class XA, 1.21%, 07/15/2068(c)(d)	19,939,001	1,390,548
Series 2026-B42, Class XB, 0.96%, 03/15/2059(c)(d)	32,000,000	1,907,562
Series 2026-B43, Class XA, 1.24%, 04/15/2063(c)(d)	28,086,650	1,914,223
BMO Mortgage Trust
Series 2023-C7, Class XA, 1.04%, 12/15/2056(a)(c)(d)	24,717,158	1,020,428
Series 2025-C11, Class XA, 1.32%, 02/15/2058(c)(d)	18,286,966	1,336,430
Series 2025-C13, Class XD, 1.99%, 10/15/2058(a)(c)(d)	8,142,000	1,024,551
Series 2026-C14, Class XA, 1.34%, 02/15/2059(c)(d)	18,949,040	1,445,810
Series 2026-C15, Class XA, 0.97%, 08/15/2059(c)(d)	34,550,000	2,007,562
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C6, Class C, 5.83%, 10/15/2058(c)	1,250,000	1,206,569

The accompanying notes are an integral part of these financial statements.

52

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.90%, 05/10/2049(c)	$591,702	$587,412
Series 2016-C2, Class B, 3.18%, 08/10/2049	892,369	888,619
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, 4.04%, 12/15/2052(c)	1,250,000	1,158,216
Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	1,500,000	1,310,621
GS Mortgage Securities Corp. II, Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	307,953
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(c)	1,400,000	1,322,498
Series 2017-C34, Class D, 2.70%, 11/15/2052(a)	1,000,000	814,059
Series 2025-C35, Class XA, 1.17%, 08/15/2058(c)(d)	27,733,019	1,824,855
Series 2026-C36, Class XB, 0.66%, 08/15/2059(c)(d)	37,000,000	1,470,339
Series 2026-C36, Class XD, 2.24%, 08/15/2059(a)(c)(d)	11,000,000	1,699,255
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(c)	1,750,000	1,675,956
Series 2017-HR2, Class C, 4.46%, 12/15/2050(c)	2,000,000	1,935,743
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	919,836
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	843,765
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,915,000	1,636,736
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.32%, 12/15/2049(a)(c)	1,000,000	914,928
Series 2018-C43, Class C, 4.51%, 03/15/2051(c)	1,250,000	1,167,809
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,255,178
Series 2019-C49, Class C, 4.87%, 03/15/2052(c)	1,000,000	956,413
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,235,425
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,559,265
Series 2020-C57, Class C, 4.16%, 08/15/2053(c)	2,000,000	1,820,824
Series 2021-C60, Class C, 2.74%, 08/15/2054	1,000,000	811,637

	Par	Value
Series 2025-C64, Class XD, 2.35%, 02/15/2058(a)(c)(d)	$10,909,000	$1,548,890
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class XA, 1.31%, 10/15/2058(c)(d)	17,962,482	1,371,087
Series 2026-C66, Class XD, 2.21%, 04/15/2059(a)(c)(d)	9,250,000	1,350,931
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $83,826,291)		83,806,180
COLLATERALIZED LOAN OBLIGATIONS - 16.6%
Aimco CDO, Series 2026-27A, Class D2, 7.08% (3 mo. Term SOFR + 3.40%), 04/20/2039(a)	1,000,000	996,490
Alinea CLO, Series 2018-1A, Class DR, 5.98% (3 mo. Term SOFR + 2.25%), 07/20/2031(a)	1,200,000	1,202,664
Allegany Park CLO Ltd., Series 2019-1A, Class DRR, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2035(a)	2,000,000	1,896,256
Apidos CLO
Series 2012-11A, Class ER4, 9.75% (3 mo. Term SOFR + 6.00%), 04/17/2034(a)	1,591,143	1,600,184
Series 2019-31A, Class D2R2, 7.10% (3 mo. Term SOFR + 3.35%), 04/15/2039(a)	1,000,000	986,123
Series 2021-37AR, Class ER, 0.00% (3 mo. Term SOFR + 4.80%), 10/22/2039(a)	2,000,000	2,000,000
Series 2022-39A, Class D2R, 7.33% (3 mo. Term SOFR + 3.60%), 10/21/2038(a)	1,000,000	990,468
Series 2022-41A, Class ER, 9.38% (3 mo. Term SOFR + 5.65%), 10/20/2037(a)	1,000,000	1,005,403
Series 2023-46A, Class D2R, 7.33% (3 mo. Term SOFR + 3.55%), 10/24/2038(a)	1,000,000	996,754
Series 2024-48AR, Class ER, 8.12% (3 mo. Term SOFR + 5.00%), 07/25/2039(a)	1,500,000	1,500,000
Series 2025-53A, Class D1, 7.23% (3 mo. Term SOFR + 3.50%), 07/20/2038(a)	1,000,000	1,011,268
ARES CLO
Series 2016-41A, Class ER3, 9.61% (3 mo. Term SOFR + 6.00%), 04/15/2039(a)	1,400,000	1,407,365
Series 2017-44A, Class CRR, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2034(a)	2,000,000	1,999,864

The accompanying notes are an integral part of these financial statements.

53

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2018-49A, Class D1R, 6.88% (3 mo. Term SOFR + 3.15%), 10/22/2036(a)	$1,000,000	$1,008,648
Series 2019-53A, Class D1R2, 6.23% (3 mo. Term SOFR + 2.45%), 10/24/2036(a)	1,200,000	1,202,926
Series 2022-64A, Class ER, 10.25% (3 mo. Term SOFR + 6.50%), 10/22/2039(a)	1,000,000	973,380
Series 2022-67A, Class D2R, 7.51% (3 mo. Term SOFR + 3.70%), 01/25/2038(a)	1,000,000	972,622
Series 2026-79A, Class D2, 7.24% (3 mo. Term SOFR + 3.55%), 04/20/2039(a)	1,000,000	996,416
Basswood Park CLO Ltd., Series 2021-1A, Class DR, 6.38% (3 mo. Term SOFR + 2.65%), 04/20/2034(a)	1,250,000	1,201,625
Carlyle Global Market Strategies
Series 2019-1A, Class CR2, 6.33% (3 mo. Term SOFR + 2.60%), 04/20/2031(a)	1,000,000	1,006,832
Series 2025-2A, Class D, 7.16% (3 mo. Term SOFR + 3.35%), 07/25/2038(a)	1,000,000	1,010,855
Series 2026-4A, Class E, 8.83% (3 mo. Term SOFR + 5.10%), 07/20/2039(a)	1,000,000	1,003,656
Chenango Park CLO, Series 2018-1A, Class CR, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2030(a)	1,250,000	1,255,539
CIFC Funding 2018-IV Ltd., Series 2025-6A, Class E, 8.50% (3 mo. Term SOFR + 4.75%), 10/23/2038(a)	1,000,000	996,224
CIFC Funding Ltd.
Series 2018-1A, Class D1R, 6.53% (3 mo. Term SOFR + 2.80%), 01/18/2038(a)	1,000,000	1,003,525
Series 2018-3A, Class ER, 8.53% (3 mo. Term SOFR + 4.80%), 10/18/2038(a)	1,000,000	987,765
Series 2021-7A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 01/23/2035(a)	1,000,000	997,648
Series 2022-5A, Class ER2, 10.33% (3 mo. Term SOFR + 6.54%), 03/16/2038(a)	2,000,000	2,053,350
Series 2023-2A, Class D1R, 6.18% (3 mo. Term SOFR + 2.45%), 01/21/2037(a)	1,000,000	1,000,493
Clover CLO, Series 2021-3A, Class ER, 8.71% (3 mo. Term SOFR + 4.90%), 01/25/2035(a)	1,000,000	930,487

	Par	Value
Dryden Senior Loan Fund, Series 2022-97A, Class D1R, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2038(a)	$1,500,000	$1,504,680
Elmwood CLO Ltd., Series 2022-2A, Class DR, 6.63% (3 mo. Term SOFR + 2.90%), 04/22/2035(a)	1,000,000	997,603
Flatiron CLO Ltd., Series 2019-1AR, Class BR3, 0.00% (3 mo. Term SOFR + 1.30%), 11/16/2036(a)	1,000,000	1,000,000
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.08% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	1,250,000	1,232,534
GoldenTree Loan Management US CLO, Series 2026-31AR, Class ER2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2040(a)	1,750,000	1,750,000
Goldentree Loan Opportunities Ltd.
Series 2022-15A, Class DJ, 7.48% (3 mo. Term SOFR + 3.75%), 10/20/2038(a)	1,000,000	1,003,052
Series 2023-17A, Class DJ, 7.73% (3 mo. Term SOFR + 4.00%), 01/20/2039(a)	1,000,000	1,006,019
Series 2023-18A, Class ER, 8.48% (3 mo. Term SOFR + 4.75%), 01/20/2037(a)	1,000,000	994,645
Series 2024-19A, Class DJ, 7.08% (3 mo. Term SOFR + 3.35%), 07/20/2039(a)	1,250,000	1,225,024
Series 2026-29A, Class E, 9.44% (3 mo. Term SOFR + 5.80%), 04/20/2039(a)	1,000,000	1,017,408
Invesco CLO Ltd., Series 2021-1AR, Class BR, 0.00% (3 mo. Term SOFR + 1.30%), 04/15/2034(a)	1,000,000	1,000,000
Madison Park Funding Ltd., Series 13A, Class CR2, 5.45% (3 mo. Term SOFR + 1.70%), 11/21/2030(a)	1,000,000	1,000,504
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.85% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	1,250,000	1,231,156
Series 2019-21AR, Class DR2, 6.13% (3 mo. Term SOFR + 2.40%), 04/20/2034(a)	1,750,000	1,750,000
Series 2019-22A, Class DRR, 6.65% (3 mo. Term SOFR + 2.90%), 07/15/2036(a)	1,030,000	1,036,253
Series 2019-23A, Class ER2, 8.41% (3 mo. Term SOFR + 4.60%), 01/25/2035(a)	2,000,000	1,938,874
Series 2019-24A, Class DR, 6.80% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	1,000,000	1,006,935

The accompanying notes are an integral part of these financial statements.

54

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2020-27A, Class ERR, 8.48% (3 mo. Term SOFR + 4.75%), 10/20/2038(a)	$1,500,000	$1,476,919
Series 2021-31A, Class DR, 6.10% (3 mo. Term SOFR + 2.35%), 07/15/2034(a)	1,500,000	1,486,848
Series 2022-32A, Class D2R, 7.40% (3 mo. Term SOFR + 3.65%), 10/15/2037(a)	1,500,000	1,492,019
Series 2024-38A, Class ER, 8.89% (3 mo. Term SOFR + 5.20%), 07/15/2039(a)	1,000,000	1,007,485
Series 2025-45A, Class E, 8.25% (3 mo. Term SOFR + 4.50%), 04/15/2038(a)	1,000,000	992,819
Series 2025-50A, Class D2, 7.71% (3 mo. Term SOFR + 3.90%), 07/25/2038(a)	1,000,000	1,002,975
Series 2025-51A, Class E, 8.41% (3 mo. Term SOFR + 4.60%), 10/25/2038(a)	1,000,000	990,690
Series 2025-52A, Class D2, 7.26% (3 mo. Term SOFR + 3.45%), 01/25/2039(a)	1,000,000	996,686
Neuberger Berman CLO Ltd.
Series 2016-22A, Class ER3, 10.00% (3 mo. Term SOFR + 6.25%), 04/17/2040(a)	2,000,000	2,026,868
Series 2018-27A, Class ER, 10.50% (3 mo. Term SOFR + 6.75%), 07/15/2038(a)	1,000,000	964,401
Series 2019-34A, Class D2R2, 7.83% (3 mo. Term SOFR + 4.10%), 07/20/2039(a)	1,000,000	1,002,941
Series 2020-39A, Class ER, 10.93% (3 mo. Term SOFR + 7.20%), 04/20/2038(a)	2,000,000	1,935,458
Series 2021-42A, Class DR, 6.29% (3 mo. Term SOFR + 2.50%), 07/16/2036(a)	1,000,000	986,973
Series 2021-43A, Class DR, 6.40% (3 mo. Term SOFR + 2.65%), 07/17/2036(a)	2,000,000	1,987,750
Series 2024-57A, Class D2, 8.03% (3 mo. Term SOFR + 4.25%), 10/24/2038(a)	1,000,000	1,002,727
Series 2025-62A, Class D2, 7.35% (3 mo. Term SOFR + 3.60%), 10/17/2039(a)	1,000,000	999,909
OHA Credit Funding
Series 2021-10RA, Class D2, 7.63% (3 mo. Term SOFR + 3.90%), 07/18/2038(a)	1,000,000	995,035
Series 2025-24A, Class D2, 7.23% (3 mo. Term SOFR + 3.50%), 01/20/2039(a)	1,000,000	989,007

	Par	Value
Southwick Park CLO, Series 2019-4A, Class DRR, 6.43% (3 mo. Term SOFR + 2.70%), 07/20/2032(a)	$1,000,000	$972,127
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 04/15/2034(a)	2,000,000	1,952,934
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $82,609,759)		82,152,088
MUNICIPAL BONDS - 9.0%
Alabama - 0.2%
University of Alabama, 3.00%, 07/01/2044	1,250,000	955,317
California - 1.1%
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065(a)(c)(e)	1,085,000	688,975
Los Angeles Community College District, CA, 6.75%, 08/01/2049	1,500,000	1,585,070
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,033,718
San Joaquin Hills Transportation Corridor Agency, 3.49%, 01/15/2050	1,400,000	1,024,996
University of California, 4.77%, 05/15/2115	1,250,000	967,771
		5,300,530
Colorado - 0.8%
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	2,500,000	2,421,262
State of Colorado, 6.65%, 09/15/2045	1,500,000	1,565,518
		3,986,780
Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority, 7.20%, 12/15/2030	860,000	850,693
Florida - 0.3%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,550,200
Hawaii - 0.3%
City & County Honolulu, HI Wastewater System Revenue, 3.00%, 07/01/2046	2,000,000	1,577,131
Illinois - 0.2%
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,000,429

The accompanying notes are an integral part of these financial statements.

55

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 0.2%
Indiana Finance Authority, 6.60%, 02/01/2039	$1,000,000	$1,068,639
Massachusetts - 0.2%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	993,973
Michigan - 0.7%
City of Detroit, MI, 4.00%, 04/01/2044(c)	1,000,000	801,080
Detroit City School District, 7.75%, 05/01/2039	1,105,000	1,241,731
University of Michigan, 4.45%, 04/01/2122	2,150,000	1,618,199
		3,661,010
Minnesota - 0.2%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,051,039
Montana - 0.2%
Montana Facility Finance Authority, 7.12%, 05/15/2031	1,000,000	988,441
Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	2,000,000	2,144,502
New Jersey - 0.3%
New Jersey Turnpike Authority, 7.10%, 01/01/2041	1,250,000	1,392,336
Ohio - 0.8%
American Municipal Power, Inc.
6.45%, 02/15/2044	1,000,000	1,022,886
8.08%, 02/15/2050	1,000,000	1,204,340
Ohio State University, 4.80%, 06/01/2111	1,975,000	1,575,955
		3,803,181
Oklahoma - 0.3%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,663,000	1,642,823
Tennessee - 0.1%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043(f)	1,625,000	680,969
Texas - 1.6%
Dallas Area Rapid Transit, 2.61%, 12/01/2048	1,500,000	989,219
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	1,585,000	1,711,861

	Par	Value
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	$1,500,000	$1,139,945
North Texas Tollway Authority, 6.72%, 01/01/2049	1,145,000	1,209,738
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(a)	1,500,000	1,385,230
State of Texas, 5.52%, 04/01/2039	1,298,174	1,288,962
		7,724,955
Virginia - 0.5%
University of Virginia
4.18%, 09/01/2117	2,070,000	1,463,069
3.23%, 09/01/2119	1,600,000	871,678
		2,334,747
Washington - 0.3%
Washington State Housing Finance Commission, 7.25%, 07/01/2029(a)	1,605,000	1,584,271
Wisconsin - 0.1%
Public Finance Authority, 9.50%, 06/01/2029(a)	250,000	249,966
TOTAL MUNICIPAL BONDS (Cost $47,054,008)		44,541,932
U.S. TREASURY SECURITIES - 9.0%
United States Treasury Notes/Bonds
4.25%, 07/31/2028	8,000,000	7,985,938
4.50%, 02/15/2044	1,250,000	1,148,584
4.63%, 05/15/2044	1,000,000	931,914
4.63%, 11/15/2044	2,250,000	2,090,391
4.75%, 02/15/2045	2,000,000	1,885,820
5.00%, 05/15/2045	5,000,000	4,858,203
4.63%, 02/15/2046	2,000,000	1,847,812
5.00%, 05/15/2046	17,000,000	16,480,703
United States Treasury Strip Principal
0.00%, 08/15/2042(f)	2,000,000	875,857
0.00%, 05/15/2044(f)	2,000,000	786,839
0.00%, 08/15/2044(f)	1,900,000	736,211
0.00%, 11/15/2044(f)	4,000,000	1,527,605
0.00%, 02/15/2045(f)	3,000,000	1,128,969
0.00%, 02/15/2046(f)	5,650,000	2,007,972
TOTAL U.S. TREASURY SECURITIES (Cost $45,538,012)		44,292,818
ASSET-BACKED SECURITIES - 5.3%
American Credit Acceptance Receivables Trust
Series 2024-1, Class E, 7.98%, 11/12/2031(a)	2,000,000	2,049,591
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	1,500,000	1,519,757

The accompanying notes are an integral part of these financial statements.

56

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2024-4, Class E, 7.19%, 04/12/2032(a)	$2,000,000	$2,042,787
Series 2025-3, Class D, 5.19%, 07/12/2032(a)	1,000,000	997,874
Series 2025-4, Class D, 5.25%, 09/12/2031(a)	1,000,000	996,836
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	2,000,000	1,994,917
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	2,000,000	2,081,481
Series 2024-4A, Class E, 7.65%, 02/17/2032(a)	2,000,000	2,067,342
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	2,000,000	2,046,597
Series 2025-1A, Class E, 7.48%, 09/15/2032(a)	1,600,000	1,647,169
Series 2025-2A, Class E, 7.81%, 10/15/2032(a)	1,600,000	1,657,428
Series 2026-4A, Class C, 5.16%, 02/15/2033	1,500,000	1,496,174
GLS Auto Receivables Trust
Series 2021-4A, Class E, 4.43%, 10/16/2028(a)	1,000,000	999,435
Series 2024-2A, Class D, 6.19%, 02/15/2030(a)	1,500,000	1,520,854
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	2,000,000	2,067,168
Santander Consumer USA, Inc., Series 2025-1, Class D, 5.41%, 09/15/2032	1,000,000	1,003,151
TOTAL ASSET-BACKED SECURITIES (Cost $26,191,098)		26,188,561
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.7%
Federal Home Loan Mortgage Corp.
Series K-1518, Class X1, 0.94%, 10/25/2035(c)(d)	24,331,648	1,316,751
Series K-1519, Class X1, 0.68%, 12/25/2035(c)(d)	26,205,028	1,006,614
Series K-180, Class X1, 0.28%, 04/25/2036(c)(d)	111,788,359	1,448,542
Series K546, Class X1, 1.06%, 05/25/2030(c)(d)	41,379,733	1,202,892
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.47%, 06/25/2030(c)(d)	25,440,308	1,071,721
Series K149, Class X1, 0.40%, 08/25/2032(c)(d)	66,473,763	1,059,000
Series K1515, Class X1, 1.63%, 02/25/2035(c)(d)	14,693,114	1,311,716

	Par	Value
Series K164, Class X1, 0.47%, 05/25/2034(c)(d)	$57,975,337	$1,246,522
Series K165, Class X1, 0.79%, 09/25/2034(c)(d)	30,593,700	1,274,032
Series K169, Class X1, 0.43%, 12/25/2034(c)(d)	63,025,327	1,294,250
FREMF Mortgage Trust, Series K549, Class X1, 0.27%, 09/25/2030(c)(d)	184,743,206	1,073,728
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,557,019)		13,305,768
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 1.9%
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	675,270	579,739
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.23% (1 mo. Term SOFR + 0.56%), 10/25/2036	962,835	740,400
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,347,693	1,175,484
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	958,355	973,347
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,502,976	1,198,225
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	322,062	111,760
JP Morgan Mortgage Trust, Series 2022-1, Class A5, 2.50%, 07/25/2052(a)(c)	2,000,000	1,311,938
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(g)	405,058	405,491
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.63%, 12/25/2035(c)	949,734	901,302
Series 2006-AR12, Class 1A1, 4.35%, 10/25/2036(c)	1,121,274	1,061,010
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.03%, 10/25/2037(c)	796,070	751,065
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,490,780)		9,209,761

The accompanying notes are an integral part of these financial statements.

57

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.2%
First Busey Corp., Series B, 8.25%, Perpetual	40,000	$1,032,000
TOTAL PREFERRED STOCKS (Cost $1,000,000)		1,032,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.59%(h)	4,460,154	4,460,154
TOTAL MONEY MARKET FUNDS (Cost $4,460,154)		4,460,154
TOTAL INVESTMENTS - 100.0% (Cost $498,008,181)		$493,820,947
Liabilities in Excess of Other Assets - (0.0)%(b)		(188,352)
TOTAL NET ASSETS - 100.0%		$493,632,595

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $221,367,346 or 44.8% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(d)	Interest only security.
(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2026, the total value of securities subject to the AMT was $688,975 or 0.1% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

58

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026

	Par	Value
ASSET-BACKED SECURITIES - 23.1%
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029(a)	$215,475	$217,902
Series 2023-4, Class D, 7.65%, 09/12/2030(a)	350,000	356,514
Series 2024-2, Class C, 6.24%, 04/12/2030(a)	76,555	76,759
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	250,000	253,163
Series 2024-3, Class D, 6.04%, 07/12/2030(a)	350,000	353,701
Series 2024-4, Class C, 4.91%, 08/12/2031(a)	265,768	266,000
Series 2025-4, Class C, 4.83%, 01/13/2031(a)	400,000	399,095
Series 2026-1, Class C, 4.55%, 01/12/2033(a)	140,000	138,705
Series 2026-3, Class B, 4.83%, 03/10/2031(a)	350,000	349,136
AmeriCredit Automobile Receivables Trust, Series 2026-1, Class B, 4.28%, 11/18/2032(a)	250,000	246,534
CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.64%, 12/16/2030	360,000	359,183
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030(a)	300,000	302,869
Series 2024-D, Class D, 5.14%, 01/15/2031(a)	400,000	398,844
Series 2025-D, Class C, 4.85%, 02/17/2032(a)	300,000	298,332
Series 2026-A, Class C, 4.63%, 05/17/2032(a)	300,000	296,678
Series 2026-B, Class B, 4.59%, 12/16/2030(a)	250,000	248,603
Series 2026-C, Class B, 4.84%, 02/18/2031(a)	350,000	349,273
Enterprise Fleet Financing, Series 2026-3, Class A3, 4.74%, 10/21/2030(a)	350,000	348,581
Exeter Automobile Receivables Trust
Series 2022-6A, Class D, 8.03%, 04/06/2029	224,598	227,077
Series 2023-1A, Class D, 6.69%, 06/15/2029	121,626	122,289
Series 2024-2A, Class D, 5.92%, 02/15/2030	350,000	353,243
Series 2025-1A, Class D, 5.49%, 05/15/2031	325,000	326,403
Series 2025-3A, Class C, 5.09%, 10/15/2031	335,000	335,123
Series 2026-2A, Class B, 4.66%, 01/15/2031	300,000	298,214
Series 2026-3A, Class B, 4.70%, 03/17/2031	400,000	398,009

	Par	Value
Series 2026-4A, Class B, 4.87%, 06/16/2031	$350,000	$349,941
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C, 5.40%, 08/15/2031	300,000	301,800
Series 2025-3, Class C, 5.00%, 03/15/2032	350,000	347,842
Series 2026-1, Class A3, 4.67%, 06/16/2031	310,000	309,120
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75%, 12/15/2031(a)	300,000	297,306
GLS Auto Receivables Trust
Series 2023-2A, Class C, 5.69%, 03/15/2029(a)	30,905	30,923
Series 2023-2A, Class D, 6.31%, 03/15/2029(a)	345,000	348,589
Series 2023-3A, Class D, 6.44%, 05/15/2029(a)	155,000	156,900
Series 2024-1A, Class D, 5.95%, 12/17/2029(a)	350,000	354,078
Series 2024-2A, Class D, 6.19%, 02/15/2030(a)	350,000	354,519
Series 2025-2A, Class C, 5.11%, 01/15/2031(a)	250,000	250,955
Series 2025-4A, Class C, 4.74%, 08/15/2031(a)	300,000	297,261
Series 2026-1A, Class C, 4.56%, 11/17/2031(a)	350,000	344,612
Series 2026-2A, Class B, 4.63%, 09/16/2030(a)	300,000	298,222
GLS Auto Select Receivables Trust
Series 2023-1A, Class B, 6.09%, 03/15/2029(a)	250,000	251,974
Series 2025-4A, Class C, 5.14%, 12/15/2031(a)	350,000	348,580
Series 2026-2A, Class C, 5.21%, 06/15/2032(a)	250,000	248,447
Series 2026-3A, Class A2, 4.69%, 10/15/2032(a)	400,000	399,352
Honda Auto Receivables Owner Trust, Series 2026-3, Class A3, 4.52%, 02/18/2031	250,000	249,229
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49%, 12/14/2033(a)	250,000	246,344
OneMain Financial Issuance Trust, Series 2026-2A, Class A, 4.98%, 01/14/2038(a)	325,000	323,865
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	118,116	118,497
Series 2025-1, Class C, 5.04%, 03/17/2031	350,000	350,793
Series 2025-1, Class D, 5.43%, 03/17/2031	350,000	351,937

The accompanying notes are an integral part of these financial statements.

59

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-2, Class D, 5.47%, 05/15/2031	$350,000	$351,808
Series 2025-4, Class B, 4.27%, 01/15/2032	500,000	496,886
Series 2026-1, Class A3, 3.93%, 07/15/2030	500,000	496,310
Series 2026-1, Class D, 4.75%, 04/15/2032	250,000	245,079
Santander Consumer USA, Inc., Series 2025-1, Class D, 5.41%, 09/15/2032	350,000	350,574
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 08/15/2028(a)	3,986	3,988
Series 2025-3A, Class A2, 4.31%, 04/17/2028(a)	108,383	108,397
Series 2026-2A, Class C, 4.89%, 03/15/2032(a)	300,000	298,972
Series 2026-3A, Class B, 4.96%, 05/17/2032(a)	350,000	349,221
World Omni Auto Trust, Series 2026-A, Class A3, 4.73%, 05/17/2032	250,000	248,812
TOTAL ASSET-BACKED SECURITIES (Cost $17,261,445)		17,201,363
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 18.3%
BANK
Series 2020-BN29, Class B, 2.42%, 11/15/2053	400,000	339,292
Series 2021-BN32, Class AS, 2.86%, 04/15/2054(b)	300,000	263,387
Series 2021-BN35, Class B, 2.53%, 06/15/2064	430,000	361,474
BANK-2018, Series 2018-BN10, Class B, 4.08%, 02/15/2061(b)	100,000	93,889
BANK-2024, Series 2024-BN48, Class XA, 1.35%, 10/15/2057(b)(c)	5,137,245	373,831
BANK-2025, Series 2026-BN52, Class XA, 0.92%, 05/15/2069(b)(c)	7,197,787	393,461
BANK5
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(b)	250,000	257,328
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(a)(b)(c)	9,481,958	167,520
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(b)(c)	4,797,521	148,600
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(b)	350,000	354,046
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(b)	300,000	305,018
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058(a)(b)(c)	6,593,154	207,574

	Par	Value
BANK5 Trust
Series 2025-5YR17, Class B, 5.99%, 11/15/2058(b)	$300,000	$302,362
Series 2025-5YR17, Class XA, 1.40%, 11/15/2058(b)(c)	5,986,826	247,141
Series 2026-5YR20, Class C, 6.04%, 02/15/2059(b)	350,000	345,621
Series 2026-5YR22, Class C, 5.96%, 06/15/2059(b)	300,000	295,661
Series 2026-5YR23, Class AS, 6.05%, 07/15/2059(b)	390,000	397,143
BBCMS Trust
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(b)(c)	8,343,474	157,079
Series 2025-C35, Class XA, 0.86%, 07/15/2058(b)(c)	5,784,054	269,270
Series 2026-5C41, Class AS, 5.76%, 05/15/2069(b)	300,000	302,618
Series 2026-5C42, Class XA, 1.36%, 06/15/2059(b)(c)	6,997,198	332,614
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.33%, 08/15/2054(b)(c)	4,739,263	201,455
Series 2021-B29, Class C, 2.75%, 09/15/2054(b)	250,000	201,104
Series 2025-V14, Class XA, 0.98%, 04/15/2057(b)(c)	7,994,574	190,450
Series 2025-V18, Class XA, 1.47%, 10/15/2058(a)(b)(c)	5,896,501	264,771
Series 2025-V19, Class B, 5.90%, 01/15/2058(b)	250,000	250,351
Series 2026-B42, Class XA, 1.28%, 03/15/2059(b)(c)	3,793,278	287,029
Series 2026-B43, Class XA, 1.24%, 04/15/2063(b)(c)	4,212,997	286,464
Series 2026-V22, Class AS, 5.78%, 05/15/2059(b)	295,000	296,063
BMO Mortgage Trust
Series 2025-C13, Class XA, 1.22%, 10/15/2058(b)(c)	4,097,805	294,856
Series 2026-5C14, Class AS, 5.54%, 03/15/2059	250,000	248,386
Series 2026-C15, Class XA, 0.97%, 08/15/2059(b)(c)	6,900,000	399,974
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041(a)(b)	250,000	250,466
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	250,000	217,605
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.09%, 05/10/2050(b)	87,372	84,467
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(b)	300,000	282,632

The accompanying notes are an integral part of these financial statements.

60

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2025-C35, Class XA, 1.17%, 08/15/2058(b)(c)	$4,060,906	$266,548
Series 2026-C36, Class XA, 1.05%, 08/15/2059(b)(c)	6,000,000	387,563
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	295,008
Series 2017-HR2, Class C, 4.46%, 12/15/2050(b)	350,000	338,190
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	229,096
Series 2021-L5, Class B, 3.10%, 05/15/2054	275,000	243,434
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.32%, 12/15/2049(a)(b)	50,000	45,272
Series 2018-C43, Class B, 4.25%, 03/15/2051(b)	250,000	239,047
Series 2018-C45, Class AS, 4.41%, 06/15/2051(b)	300,000	293,837
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	250,000	204,261
Series 2020-C57, Class C, 4.16%, 08/15/2053(b)	400,000	362,681
Series 2021-C60, Class C, 2.74%, 08/15/2054	250,000	201,609
Series 2026-5C9, Class XA, 1.46%, 05/15/2059(b)(c)	5,496,947	275,054
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class XA, 1.31%, 10/15/2058(b)(c)	3,891,871	296,254
Series 2026-C66, Class XA, 0.92%, 04/15/2059(b)(c)	5,989,288	310,736
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,855,608)		13,659,592
COLLATERALIZED LOAN OBLIGATIONS - 17.6%
Allegro CLO Ltd., Series 2021-1A, Class XR, 4.83% (3 mo. Term SOFR + 1.10%), 07/20/2038(a)	277,500	277,582
Apidos CLO
Series 2018-29A, Class D1R, 6.91% (3 mo. Term SOFR + 3.10%), 07/25/2038(a)	250,000	251,737
Series 2022-41A, Class ER, 9.38% (3 mo. Term SOFR + 5.65%), 10/20/2037(a)	300,000	299,371
Series 2024-50A, Class A1, 5.07% (3 mo. Term SOFR + 1.34%), 01/20/2038(a)	300,000	300,425

	Par	Value
ARES CLO
Series 2017-43A, Class A1R2, 5.10% (3 mo. Term SOFR + 1.35%), 01/15/2038(a)	$250,000	$250,346
Series 2017-44A, Class CRR, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2034(a)	300,000	299,830
Series 2018-49A, Class D1R, 6.88% (3 mo. Term SOFR + 3.15%), 10/22/2036(a)	250,000	251,287
Series 2022-65A, Class A2R, 5.31% (3 mo. Term SOFR + 1.50%), 07/25/2034(a)	300,000	300,297
Ballyrock CLO Ltd., Series 2023-23A, Class A1AR, 5.34% (3 mo. Term SOFR + 1.53%), 04/25/2038(a)	374,000	374,705
Battalion CLO Ltd., Series 2021-19A, Class AR, 4.79% (3 mo. Term SOFR + 1.04%), 04/15/2034(a)	291,497	291,381
Benefit Street Partners CLO Ltd.
Series 2021-25A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 01/15/2035(a)	250,000	250,123
Series 2024-36A, Class A1, 5.17% (3 mo. Term SOFR + 1.36%), 01/25/2038(a)	250,000	250,332
BlueMountain CLO Ltd., Series 2020-29AR, Class AR2, 4.86% (3 mo. Term SOFR + 1.05%), 07/25/2034(a)	300,000	299,985
CarVal CLO, Series 2019-1A, Class AR2, 4.75% (3 mo. Term SOFR + 1.02%), 04/20/2032(a)	336,455	336,405
CIFC Funding Ltd.
Series 2021-7A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 01/23/2035(a)	250,000	248,537
Series 2022-5A, Class ER2, 10.33% (3 mo. Term SOFR + 6.54%), 03/16/2038(a)	250,000	254,794
Dryden Senior Loan Fund
Series 2019-68A, Class BRR, 5.30% (3 mo. Term SOFR + 1.55%), 07/15/2035(a)	300,000	300,137
Series 2022-97A, Class D1R, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2038(a)	300,000	299,886
GoldenTree Loan Management US CLO, Series 2026-31AR, Class ER2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2040(a)	300,000	300,000
Golub Capital Partners CLO Ltd., Series 2022-60A, Class BR2, 5.31% (3 mo. Term SOFR + 1.50%), 10/25/2034(a)	250,000	250,317
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.13% (3 mo. Term SOFR + 1.40%), 01/20/2031(a)	300,000	299,963

The accompanying notes are an integral part of these financial statements.

61

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Invesco CLO Ltd.
Series 2021-1AR, Class BR, 0.00% (3 mo. Term SOFR + 1.30%), 04/15/2034(a)	$350,000	$350,000
Series 2025-1A, Class B, 5.55% (3 mo. Term SOFR + 1.80%), 07/15/2038(a)	350,000	351,228
KKR CLO Trust
Series 15A, Class BR2, 5.28% (3 mo. Term SOFR + 1.55%), 01/18/2032(a)	250,000	249,994
Series 23, Class AR2, 4.78% (3 mo. Term SOFR + 1.05%), 04/20/2036(a)	268,840	268,822
Madison Park Funding Ltd.
Series 13A, Class BR2, 5.05% (3 mo. Term SOFR + 1.30%), 11/21/2030(a)	300,000	300,161
Series 2016-24A, Class CR2, 5.78% (3 mo. Term SOFR + 2.05%), 10/20/2029(a)	132,776	132,794
Series 2018-31A, Class A2RR, 5.35% (3 mo. Term SOFR + 1.60%), 07/23/2037(a)	250,000	250,000
Series 2019-33A, Class BR2, 5.20% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	250,000	250,096
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.85% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	250,000	244,356
Series 2019-21AR, Class BR2, 5.03% (3 mo. Term SOFR + 1.30%), 04/20/2034(a)	400,000	400,466
Series 2021-30A, Class B1R, 5.51% (3 mo. Term SOFR + 1.70%), 10/25/2037(a)	350,000	350,745
Neuberger Berman CLO Ltd.
Series 2016-22A, Class ER3, 10.00% (3 mo. Term SOFR + 6.25%), 04/17/2040(a)	250,000	251,484
Series 2021-43A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	300,000	299,893
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.23% (3 mo. Term SOFR + 1.50%), 07/20/2034(a)	250,000	249,919
OHA Credit Funding, Series 2021-9A, Class A2R, 5.31% (3 mo. Term SOFR + 1.58%), 10/19/2037(a)	410,000	410,077
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class BR, 5.20% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	300,000	299,893

	Par	Value
Series 2024-2A, Class CR, 5.70% (3 mo. Term SOFR + 1.95%), 01/15/2033(a)	$250,000	$248,666
Series 2026-1A, Class A2, 5.09% (3 mo. Term SOFR + 1.40%), 07/15/2034(a)	250,000	250,386
Pikes Peak CLO, Series 2020-6A, Class BRR, 5.18% (3 mo. Term SOFR + 1.45%), 05/18/2034(a)	400,000	399,711
RISERVA CLO LLC, Series 2016-3A, Class BR3, 5.18% (3 mo. Term SOFR + 1.45%), 01/18/2034(a)	350,000	349,968
RR 32 Ltd., Series 2024-32RA, Class A2R, 5.45% (3 mo. Term SOFR + 1.70%), 10/15/2039(a)	350,000	350,183
Shackleton CLO Ltd., Series 2019-14A, Class BRR, 5.28% (3 mo. Term SOFR + 1.55%), 07/20/2034(a)	250,000	249,913
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.10% (3 mo. Term SOFR + 1.35%), 01/15/2034(a)	250,000	249,871
Texas Debt Capital CLO Ltd., Series 2024-2A, Class B, 5.48% (3 mo. Term SOFR + 1.70%), 01/24/2037(a)	350,000	350,965
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,107,096)		13,097,031
CORPORATE BONDS - 14.2%
Automobile Components - 0.1%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031(a)	100,000	99,971
Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029(a)	200,000	190,463
Banks - 6.1%
Atlantic Union Bankshares Corp., 6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	250,000	252,185
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	190,000	185,725
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	350,000	346,815
Equity Bancshares, Inc., 7.13% to 08/01/2030 then 3 mo. Term SOFR + 3.49%, 08/01/2035	250,000	254,549
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	350,000	348,605
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	280,000	287,168

The accompanying notes are an integral part of these financial statements.

62

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(a)	$250,000	$255,361
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	350,000	346,090
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	300,000	308,219
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	350,000	343,797
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	350,000	316,187
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	300,000	298,304
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	250,000	257,138
Synovus Bank/Columbus, GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	250,000	245,000
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	250,000	236,805
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	250,000	242,947
		4,524,895
Capital Markets - 0.1%
Ares Capital Corp., 5.50%, 09/01/2030	100,000	98,314
Consumer Finance - 1.2%
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	300,000	301,430
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	250,000	262,731
OneMain Finance Corp., 6.13%, 05/15/2030	300,000	298,745
		862,906
Containers & Packaging - 0.3%
Graphic Packaging International, LLC, 3.75%, 02/01/2030(a)	200,000	188,172
Diversified REITs - 0.4%
Global Net Lease, Inc., 4.50%, 09/30/2028(a)	300,000	294,195
Food Products - 0.3%
Post Holdings, Inc., 4.50%, 09/15/2031(a)	250,000	232,442

	Par	Value
Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 5.88%, 01/15/2032(a)	$100,000	$100,099
Healthcare Providers & Services - 0.3%
Centene Corp., 3.38%, 02/15/2030	250,000	232,328
Hotels, Restaurants & Leisure - 1.3%
Hilton Grand Vacations Borrower LLC, Inc., 5.00%, 06/01/2029(a)	250,000	243,717
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	400,000	391,021
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	200,000	186,228
Travel + Leisure Co., 6.25%, 06/01/2031(a)	150,000	151,194
		972,160
Household Durables - 0.8%
Ashton Woods USA, LLC, 4.63%, 08/01/2029(a)	300,000	291,756
KB Home, 4.80%, 11/15/2029	100,000	98,171
M/I Homes, Inc., 3.95%, 02/15/2030	200,000	191,139
		581,066
IT Services - 0.5%
ASGN, Inc., 4.63%, 05/15/2028(a)	200,000	194,813
Gartner, Inc., 3.75%, 10/01/2030(a)	200,000	184,208
		379,021
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(a)	150,000	144,822
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/2030(a)	250,000	232,789
Sirius XM Radio LLC, 4.00%, 07/15/2028(a)	200,000	195,152
		427,941
Personal Care Products - 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(a)	250,000	243,276
Professional Services - 0.3%
Science Applications International Corp., 4.88%, 04/01/2028(a)	250,000	248,163
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower, LLC, 6.75%, 05/15/2028(a)	56,000	56,114
Software - 0.1%
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	100,000	93,370

The accompanying notes are an integral part of these financial statements.

63

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - 0.7%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	$123,000	$119,940
Group 1 Automotive, Inc., 6.38%, 01/15/2030(a)	70,000	70,653
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	350,000	348,674
		539,267
Trading Companies & Distributors - 0.1%
QXO Building Products, Inc., 6.50%, 07/15/2031(a)	100,000	101,006
TOTAL CORPORATE BONDS (Cost $10,600,814)		10,609,991
U.S. TREASURY SECURITIES - 11.5%
United States Treasury Notes/Bonds
3.75%, 04/15/2028	1,000,000	990,977
3.75%, 04/30/2028	1,000,000	990,820
3.75%, 05/15/2028	1,500,000	1,485,820
4.00%, 05/31/2028	1,500,000	1,491,621
4.13%, 06/30/2028	1,000,000	996,230
3.88%, 05/15/2043	175,000	149,351
4.38%, 08/15/2043	175,000	158,901
4.75%, 11/15/2043	175,000	166,168
4.63%, 11/15/2044	250,000	232,266
5.00%, 05/15/2045	250,000	242,910
4.88%, 08/15/2045	250,000	238,975
4.63%, 11/15/2045	250,000	231,182
4.63%, 02/15/2046	750,000	692,930
5.00%, 05/15/2046	125,000	121,182
United States Treasury Strip Principal
0.00%, 11/15/2040(d)	300,000	147,233
0.00%, 08/15/2042(d)	400,000	175,171
0.00%, 08/15/2044(d)	250,000	96,870
TOTAL U.S. TREASURY SECURITIES (Cost $8,772,004)		8,608,607
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 9.9%
Federal Home Loan Mortgage Corp.
Series K090, Class X1, 0.85%, 02/25/2029(b)(c)	19,239,803	303,923
Series K124, Class X1, 0.80%, 12/25/2030(b)(c)	12,459,036	318,926
Series K143, Class X1, 0.45%, 04/25/2055(b)(c)	19,060,732	337,777
Series K144, Class X1, 0.44%, 04/25/2032(b)(c)	7,734,624	135,385

	Par	Value
Series K-150, Class X1, 0.45%, 09/25/2032(b)(c)	$17,731,355	$327,505
Series K-1520, Class X1, 0.57%, 02/25/2036(b)(c)	10,908,826	335,649
Series K-172, Class X1, 0.33%, 08/25/2035(b)(c)	19,993,763	300,096
Series K-180, Class X1, 0.28%, 04/25/2036(b)(c)	26,097,282	337,555
Series K-181, Class X1, 0.22%, 06/25/2036(b)(c)	44,396,616	368,132
Series K547, Class X1, 0.58%, 05/25/2030(b)(c)	14,987,184	208,902
Series K556, Class X1, 0.42%, 01/25/2031(b)(c)	21,149,359	256,301
Series K557, Class X1, 0.41%, 01/25/2031(b)(c)	22,498,551	263,669
Series K562, Class X1, 0.18%, 04/25/2031(b)(c)	76,978,987	316,207
Series K563, Class X1, 0.19%, 05/25/2031(b)(c)	64,498,333	280,974
Federal National Mortgage Association, Pool AN4056, 3.02%, 12/01/2026	300,000	298,392
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.52%, 08/25/2029(b)(c)	1,985,000	71,949
Series K107, Class X1, 1.70%, 01/25/2030(b)(c)	4,122,336	187,216
Series K115, Class X1, 1.41%, 06/25/2030(b)(c)	4,276,837	177,591
Series K122, Class X1, 0.95%, 11/25/2030(b)(c)	11,195,918	336,229
Series K130, Class X1, 1.14%, 06/25/2031(b)(c)	6,711,487	271,321
Series K131, Class X1, 0.83%, 07/25/2031(b)(c)	12,284,281	366,615
Series K1517, Class X1, 1.43%, 07/25/2035(b)(c)	2,867,813	238,398
Series K1521, Class X1, 1.09%, 08/25/2036(b)(c)	4,907,531	340,758
Series K155, Class X1, 0.42%, 04/25/2033(b)(c)	19,409,869	340,051
Series K164, Class X1, 0.47%, 05/25/2034(b)(c)	10,895,365	233,966
Series K165, Class X1, 0.79%, 09/25/2034(b)(c)	6,148,734	255,730
Series K744, Class X1, 0.96%, 07/25/2028(b)(c)	10,129,833	137,057
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,492,197)		7,346,274

The accompanying notes are an integral part of these financial statements.

64

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - 2.2%
City of New Orleans, LA Water System Revenue, 2.89%, 12/01/2041	$300,000	$222,051
Connecticut State Health & Educational Facilities Authority, 7.20%, 12/15/2030 (Obligor: Odd Fellows Home Of Connecticut Inc. Obligated Group)	100,000	98,918
County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000	268,063
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	220,000	213,142
Michigan Finance Authority, 3.27%, 06/01/2039	45,000	42,347
Montana Facility Finance Authority, 7.12%, 05/15/2031 (Obligor: St John’s Lutheran Ministries Inc. Obligated Group)	50,000	49,422
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Group)	285,000	281,542
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/2039	175,000	184,691
State of Oregon, 2.65%, 08/01/2040	375,000	276,001
TOTAL MUNICIPAL BONDS (Cost $1,663,197)		1,636,177
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.4%
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036	174,471	147,674
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.03%, 10/25/2037(b)	199,018	187,064
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $342,905)		334,738
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.4%
0.00%, 10/01/2026(d)	1,000,000	996,930
TOTAL U.S. TREASURY BILLS (Cost $996,998)		996,930

	Shares	Value
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.59%(e)	700,818	$700,818
TOTAL MONEY MARKET FUNDS (Cost $700,818)		700,818
TOTAL INVESTMENTS - 99.5% (Cost $74,793,082)		$74,191,521
Other Assets in Excess of Liabilities - 0.5%		345,825
TOTAL NET ASSETS - 100.0%		$74,537,346

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $29,863,862 or 40.1% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

65

PERFORMANCE TRUST FUNDS
Statements of Assets and Liabilities
August 31, 2026

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
ASSETS:
Investments, at value	$ 10,264,412,186	$765,840,419	$ 493,820,947	$ 74,191,521
Interest receivable	112,690,640	8,007,326	5,971,374	732,701
Receivable for fund shares sold	11,774,075	634,819	558,814	—
Dividends receivable	295,264	156,516	68,007	3,037
Receivable for investments sold	112,272	—	11,551	—
Prepaid expenses and other assets	89,105	39,584	24,826	—
Total assets	10,389,373,542	774,678,664	500,455,519	74,927,259
LIABILITIES:
Payable for investments purchased	17,076,605	16,264,850	4,000,000	350,000
Payable for fund shares redeemed	6,559,438	884,769	2,429,569	—
Payable to adviser	4,051,170	191,263	250,002	39,913
Payable for fund administration and accounting fees	574,995	63,264	48,093	—
Interest payable	—	—	12,145	—
Payable for transfer agent fees and expenses	149,370	13,950	11,824	—
Payable for custodian fees	106,269	5,193	3,509	—
Payable for compliance fees	1,162	2,068	2,067	—
Payable for distribution and shareholder servicing fees	598,979	2,930	—	—
Payable for expenses and other liabilities	315,731	59,434	65,715	—
Total liabilities	29,433,719	17,487,721	6,822,924	389,913
NET ASSETS	$ 10,359,939,823	$757,190,943	$493,632,595	$ 74,537,346
Net Assets Consist of:
Paid-in capital	$11,471,721,351	$862,205,858	$ 499,475,453	$ 74,899,247
Total accumulated losses	(1,111,781,528)	(105,014,915)	(5,842,858)	(361,901)
Total net assets	$ 10,359,939,823	$757,190,943	$493,632,595	$ 74,537,346
Net assets	$—	$—	$—	$ 74,537,346
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	—	—	—	2,960,000
Net asset value per share	$—	$—	$—	$25.18
Class A
Net assets	$49,531,437	$13,631,198	$—	$—
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	2,552,110	609,662	—	—
Net asset value per share	$19.41	$22.36	$—	$—
Max offering price per share (net asset value per share divided by 0.9775 and 0.9775, respectively)(a)	$19.85	$22.87	$—	$—

The accompanying notes are an integral part of these financial statements.

66

PERFORMANCE TRUST FUNDS
Statements of Assets and Liabilities
August 31, 2026(Continued)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Class C
Net assets	$54,727,040	$—	$—	$—
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	2,832,943	—	—	—
Net asset value per share	$19.32	$—	$—	$—
Institutional Class
Net assets	$10,255,681,346	$743,559,745	$493,632,595	$—
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	529,118,082	33,345,198	55,247,016	—
Net asset value per share	$19.38	$22.30	$8.94	$—
COST:
Investments, at cost	$10,746,531,889	$778,906,696	$498,008,181	$74,793,082

(a)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

67

PERFORMANCE TRUST FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
INVESTMENT INCOME:
Dividend income	$3,753,065	$1,415,154	$422,295	$81,944
Interest income	555,116,888	30,446,251	26,168,985	2,370,185
Less: Interest withholding taxes	(12,234)	—	(1,359)	—
Total investment income	558,857,719	31,861,405	26,589,921	2,452,129
EXPENSES:
Investment advisory fee	61,304,426	2,883,217	3,328,999	289,087
Sub-transfer agent fees	8,988,535	—	—	—
Fund administration and accounting fees	2,722,437	238,539	206,920	—
Transfer agent fees	907,210	78,813	59,444	—
Distribution expenses - Class C	433,127	—	—	—
Reports to shareholders	394,668	18,267	30,534	—
Custodian fees	344,586	28,906	19,387	—
Federal and state registration fees	318,159	69,528	53,990	—
Shareholder service costs - Class C	144,376	—	—	—
Distribution expenses - Class A	127,913	37,611	—	—
Legal fees	50,847	20,192	19,407	—
Audit fees	44,704	23,542	23,249	—
Trustees’ fees	31,944	31,930	31,930	—
Compliance fees	10,990	9,646	9,646	—
Interest expense	—	—	173,240	—
Other expenses and fees	85,855	15,314	11,080	—
Total expenses	75,909,777	3,455,505	3,967,826	289,087
Plus: Expense recoupment by Adviser (Note 4)	—	—	77,305	—
Net expenses	75,909,777	3,455,505	4,045,131	289,087
NET INVESTMENT INCOME	482,947,942	28,405,900	22,544,790	2,163,042
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(38,843,936)	5,741,143	959,885	6,352
Net realized gain (loss)	(38,843,936)	5,741,143	959,885	6,352
Net change in unrealized appreciation (depreciation) on:
Investments	(169,295,067)	(67,211)	(8,443,955)	(706,327)
Net change in unrealized appreciation (depreciation)	(169,295,067)	(67,211)	(8,443,955)	(706,327)
Net realized and unrealized gain (loss)	(208,139,003)	5,673,932	(7,484,070)	(699,975)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$274,808,939	$ 34,079,832	$ 15,060,720	$ 1,463,067

The accompanying notes are an integral part of these financial statements.

68

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$482,947,942	$414,055,970	$28,405,900	$27,142,160
Net realized gain (loss)	(38,843,936)	(49,038,267)	5,741,143	(4,566,374)
Net change in unrealized appreciation (depreciation)	(169,295,067)	(92,326,100)	(67,211)	(33,527,617)
Net increase (decrease) in net assets from operations	274,808,939	272,691,603	34,079,832	(10,951,831)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(2,265,150)	(1,905,036)	(542,089)	(604,417)
From earnings - Class C	(2,134,392)	(1,927,687)	—	—
From earnings - Institutional Class	(475,611,179)	(406,691,020)	(27,473,879)	(26,542,883)
Total distributions to shareholders	(480,010,721)	(410,523,743)	(28,015,968)	(27,147,300)
CAPITAL TRANSACTIONS:
Shares sold - Class A	23,229,289	26,787,505	3,073,135	3,184,177
Shares issued from reinvestment of distributions - Class A	2,201,495	1,843,483	499,672	562,889
Shares redeemed - Class A	(22,136,010)	(18,997,704)	(5,808,353)	(7,215,166)
Shares sold - Class C	10,940,030	16,929,182	—	—
Shares issued from reinvestment of distributions - Class C	2,122,294	1,919,831	—	—
Shares redeemed - Class C	(15,125,287)	(11,700,919)	—	—
Shares sold - Institutional Class	2,969,804,942	3,793,848,833	293,068,246	266,299,948
Shares issued from reinvestment of distributions - Institutional Class	425,450,389	363,574,050	23,746,522	23,903,803
Shares redeemed - Institutional Class	(2,527,817,792)	(2,392,232,125)	(201,934,355)	(336,911,708)
Net increase (decrease) in net assets from capital transactions	868,669,350	1,781,972,136	112,644,867	(50,176,057)
NET INCREASE (DECREASE) IN NET ASSETS	663,467,568	1,644,139,996	118,708,731	(88,275,188)
NET ASSETS:
Beginning of the year	9,696,472,255	8,052,332,259	638,482,212	726,757,400
End of the year	$ 10,359,939,823	$9,696,472,255	$757,190,943	$638,482,212

The accompanying notes are an integral part of these financial statements.

69

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	1,167,416	1,353,955	134,935	140,444
Shares issued from reinvestment of distributions - Class A	110,975	93,699	21,899	25,002
Shares redeemed - Class A	(1,115,466)	(964,494)	(255,215)	(317,981)
Shares sold - Class C	550,310	858,019	—	—
Shares issued from reinvestment of distributions - Class C	107,417	97,923	—	—
Shares redeemed - Class C	(762,584)	(592,483)	—	—
Shares sold - Institutional Class	149,692,713	191,989,396	12,870,983	11,839,300
Shares issued from reinvestment of distributions - Institutional Class	21,476,372	18,492,334	1,043,399	1,063,516
Shares redeemed - Institutional Class	(127,533,210)	(121,551,478)	(8,905,322)	(15,083,007)
Total increase (decrease) in shares outstanding	43,693,943	89,776,871	4,910,679	(2,332,726)

The accompanying notes are an integral part of these financial statements.

70

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Performance Trust Multisector Bond Fund		Performance Trust Short Term Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$22,544,790	$12,621,014	$2,163,042	$842,719
Net realized gain (loss)	959,885	97,600	6,352	24,016
Net change in unrealized appreciation (depreciation)	(8,443,955)	1,374,569	(706,327)	(16,108)
Net increase in net assets from operations	15,060,720	14,093,183	1,463,067	850,627
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(2,005,883)	(825,833)
From earnings - Institutional Class	(22,372,304)	(12,116,405)	—	—
Total distributions to shareholders	(22,372,304)	(12,116,405)	(2,005,883)	(825,833)
CAPITAL TRANSACTIONS:
Shares sold	—	—	60,829,276	7,587,508
Shares redeemed	—	—	(5,076,880)	(1,008,204)
ETF transaction fees	—	—	52,725	6,070
Shares sold - Institutional Class	235,559,070	244,638,994	—	—
Shares issued from reinvestment of distributions - Institutional Class	20,679,596	11,564,010	—	—
Shares redeemed - Institutional Class	(107,151,213)	(42,463,926)	—	—
Net increase in net assets from capital transactions	149,087,453	213,739,078	55,805,121	6,585,374
NET INCREASE IN NET ASSETS	141,775,869	215,715,856	55,262,305	6,610,168
NET ASSETS:
Beginning of the year	351,856,726	136,140,870	19,275,041	12,664,873
End of the year	$493,632,595	$351,856,726	$74,537,346	$19,275,041
SHARES TRANSACTIONS
Shares sold	—	—	2,400,000	300,000
Shares redeemed	—	—	(200,000)	(40,000)
Shares sold - Institutional Class	26,031,587	27,162,001	—	—
Shares issued from reinvestment of distributions - Institutional Class	2,285,553	1,289,859	—	—
Shares redeemed - Institutional Class	(11,844,981)	(4,722,153)	—	—
Total increase in shares outstanding	16,472,159	23,729,707	2,200,000	260,000

The accompanying notes are an integral part of these financial statements.

71

Performance Trust Total Return Bond Fund
Financial Highlights
Class A

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.78	$20.08	$19.18	$19.89	$23.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.89	0.86	0.82	0.70	0.67
Net realized and unrealized gain (loss) on investments(b)	(0.38)	(0.33)	0.90	(0.70)	(3.23)
Total from investment operations	0.51	0.53	1.72	—	(2.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.88)	(0.83)	(0.82)	(0.71)	(0.65)
Net realized gains	—	—	—	—	(0.08)
Total distributions	(0.88)	(0.83)	(0.82)	(0.71)	(0.73)
Net asset value, end of year	$19.41	$19.78	$20.08	$19.18	$19.89
Total return	2.59%	2.74%	9.19%	0.05%	−11.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$49,531	$47,256	$38,273	$29,145	$32,476
Ratio of expenses to average net assets(c)	0.99%	1.00%	1.01%	1.01%	1.00%
Ratio of interest expense to average net assets(c)	—%	0.00%(d)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(c)	4.48%	4.36%	4.21%	3.63%	3.12%
Portfolio turnover rate	35%	29%	34%	36%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

72

Performance Trust Total Return Bond Fund
Financial Highlights
Class C

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.69	$19.99	$19.11	$19.81	$23.10
INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.71	0.67	0.56	0.52
Net realized and unrealized gain (loss) on investments(b)	(0.38)	(0.33)	0.88	(0.69)	(3.23)
Total from investment operations	0.36	0.38	1.55	(0.13)	(2.71)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.68)	(0.67)	(0.57)	(0.50)
Net realized gains	—	—	—	—	(0.08)
Total distributions	(0.73)	(0.68)	(0.67)	(0.57)	(0.58)
Net asset value, end of year	$19.32	$19.69	$19.99	$19.11	$19.81
Total return	1.82%	1.98%	8.31%	−0.65%	−11.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$54,727	$57,841	$51,463	$42,012	$47,081
Ratio of expenses to average net assets(c)	1.74%	1.75%	1.76%	1.76%	1.75%
Ratio of net investment income (loss) to average net assets(c)	3.73%	3.61%	3.46%	2.88%	2.33%
Portfolio turnover rate	35%	29%	34%	36%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

73

Performance Trust Total Return Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.76	$20.08	$19.18	$19.89	$23.17
INVESTMENT OPERATIONS:
Net investment income(a)	0.94	0.91	0.86	0.75	0.72
Net realized and unrealized gain (loss) on investments(b)	(0.38)	(0.33)	0.90	(0.70)	(3.22)
Total from investment operations	0.56	0.58	1.76	0.05	(2.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.90)	(0.86)	(0.76)	(0.70)
Net realized gains	—	—	—	—	(0.08)
Total distributions	(0.94)	(0.90)	(0.86)	(0.76)	(0.78)
Net asset value, end of year	$19.38	$19.76	$20.08	$19.18	$19.89
Total return	2.81%	3.01%	9.45%	0.30%	−11.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10,255,681	$9,591,375	$7,962,596	$5,712,347	$5,466,750
Ratio of expenses to average net assets(c)	0.74%	0.75%	0.76%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(c)	4.73%	4.61%	4.46%	3.90%	3.34%
Portfolio turnover rate	35%	29%	34%	36%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

74

Performance Trust Municipal Bond Fund
Financial Highlights
Class A

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$22.04	$23.18	$22.07	$22.67	$25.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.84	0.81	0.80	0.76	0.44
Net realized and unrealized gain (loss) on investments(b)	0.31	(1.17)	1.11	(0.62)	(3.31)
Total from investment operations	1.15	(0.36)	1.91	0.14	(2.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.78)	(0.80)	(0.74)	(0.42)
Total distributions	(0.83)	(0.78)	(0.80)	(0.74)	(0.42)
Net asset value, end of year	$22.36	$22.04	$23.18	$22.07	$22.67
Total return	5.19%	−1.56%	8.84%	0.62%	−11.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,631	$15,602	$19,950	$34,611	$45,843
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	3.69%	3.60%	3.56%	3.39%	1.78%
Portfolio turnover rate	34%	62%	60%	68%	82%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

75

Performance Trust Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$21.98	$23.16	$22.05	$22.65	$25.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.90	0.87	0.86	0.82	0.50
Net realized and unrealized gain (loss) on investments(b)	0.31	(1.18)	1.12	(0.62)	(3.31)
Total from investment operations	1.21	(0.31)	1.98	0.20	(2.81)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)	(0.87)	(0.87)	(0.80)	(0.48)
Total distributions	(0.89)	(0.87)	(0.87)	(0.80)	(0.48)
Net asset value, end of year	$22.30	$21.98	$23.16	$22.05	$22.65
Total return	5.48%	−1.34%	9.14%	0.88%	−10.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$743,560	$622,880	$706,807	$588,234	$670,095
Ratio of expenses to average net assets	0.47%	0.48%	0.50%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets	3.95%	3.86%	3.81%	3.65%	2.02%
Portfolio turnover rate	34%	62%	60%	68%	82%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

76

Performance Trust Multisector Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.07	$9.05	$8.47	$8.72	$10.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.49	0.52	0.51	0.38
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.01	0.58	(0.25)	(1.33)
Total from investment operations	0.36	0.50	1.10	0.26	(0.95)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.48)	(0.52)	(0.51)	(0.39)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(0.49)	(0.48)	(0.52)	(0.51)	(0.40)
Net asset value, end of year	$8.94	$9.07	$9.05	$8.47	$8.72
Total return	4.03%	5.66%	13.49%	3.12%	−9.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$493,633	$351,857	$136,141	$89,470	$82,015
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.95%	0.96%	1.03%	1.06%	1.19%
After expense waiver/recoupment	0.97%	0.99%	1.01%	0.99%	0.99%
Ratio of interest expense to average net assets	0.04%	0.00%(c)	—%	—%	—%
Ratio of expenses to average net assets excluding interest expense	0.93%	0.99%	1.01%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	5.42%	5.46%	6.00%	5.98%	4.18%
Portfolio turnover rate	31%	22%	40%	74%	60%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

77

Performance Trust Short Term Bond ETF
Financial Highlights

	Year Ended August 31,		Period Ended August 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$25.36	$25.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.23	1.37	0.58
Net realized and unrealized gain (loss) on investments(c)	(0.25)	0.01	0.20
Total from investment operations	0.98	1.38	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(1.18)	(1.34)	(0.45)
Net realized gains	(0.01)	(0.02)	—
Total distributions	(1.19)	(1.36)	(0.45)
ETF transaction fees per share	0.03	0.01	—
Net asset value, end of period	$25.18	$25.36	$25.33
Total return(d)	4.04%	5.64%	3.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,537	$19,275	$12,665
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	4.86%	5.44%	5.80%
Portfolio turnover rate(d)(f)	39%	44%	13%

(a)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Funds (the “Funds”) are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund”) (collectively, the “Mutual Funds”), and the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Multisector Bond Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The investment objective of the Short Term Bond ETF is to seek total return from income and preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Total Return Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Total Return Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Multisector Bond Fund commenced investment operations on January 4, 2021. The Short Term Bond ETF commenced investment operations April 9, 2024. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Mutual Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the

79

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held, or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2026:

Performance Trust Total Return Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,183,239,230	$—	$2,183,239,230
Corporate Bonds	—	2,163,752,204	—	2,163,752,204
Non-Agency Commercial Mortgage Backed Securities	—	1,744,357,160	—	1,744,357,160
U.S. Treasury Securities	—	1,365,436,116	—	1,365,436,116
Collateralized Loan Obligations	—	936,374,191	—	936,374,191
Asset-Backed Securities	—	827,642,854	—	827,642,854

80

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Performance Trust Total Return Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Agency Commercial Mortgage Backed Securities	$—	$454,282,755	$—	$454,282,755
Non-Agency Residential Mortgage Backed Securities	—	427,459,002	—	427,459,002
Agency Residential Mortgage-Backed Securities	—	135,816,213	—	135,816,213
Preferred Stocks	5,160,000	—	—	5,160,000
Money Market Funds	20,892,461	—	—	20,892,461
Total Investments	$26,052,461	$ 10,238,359,725	$—	$ 10,264,412,186

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$669,766,521	$—	$669,766,521
Agency Commercial Mortgage Backed Securities	—	40,735,606	—	40,735,606
Non-Agency Commercial Mortgage Backed Securities	—	10,059,077	—	10,059,077
Money Market Funds	45,279,215	—	—	45,279,215
Total Investments	$45,279,215	$720,561,204	$—	$765,840,419

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Multisector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$184,831,685	$—	$184,831,685
Non-Agency Commercial Mortgage Backed Securities	—	83,806,180	—	83,806,180
Collateralized Loan Obligations	—	82,152,088	—	82,152,088
Municipal Bonds	—	44,541,932	—	44,541,932
U.S. Treasury Securities	—	44,292,818	—	44,292,818
Asset-Backed Securities	—	26,188,561	—	26,188,561
Agency Commercial Mortgage Backed Securities	—	13,305,768	—	13,305,768
Non-Agency Residential Mortgage Backed Securities	—	9,209,761	—	9,209,761
Preferred Stocks	1,032,000	—	—	1,032,000
Money Market Funds	4,460,154	—	—	4,460,154
Total Investments	$5,492,154	$488,328,793	$—	$493,820,947

Refer to the Schedule of Investments for further disaggregation of investment categories.

81

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Performance Trust Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$17,201,363	$—	$17,201,363
Non-Agency Commercial Mortgage Backed Securities	—	13,659,592	—	13,659,592
Collateralized Loan Obligations	—	13,097,031	—	13,097,031
Corporate Bonds	—	10,609,991	—	10,609,991
U.S. Treasury Securities	—	8,608,607	—	8,608,607
Agency Commercial Mortgage Backed Securities	—	7,346,274	—	7,346,274
Municipal Bonds	—	1,636,177	—	1,636,177
Non-Agency Residential Mortgage Backed Securities	—	334,738	—	334,738
U.S. Treasury Bills	—	996,930	—	996,930
Money Market Funds	700,818	—	—	700,818
Total Investments	$700,818	$73,490,703	$—	$74,191,521

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds did not hold any Level 3 securities during the year ended August 31, 2026.
The Funds did not hold any financial derivative instruments during the year ended August 31, 2026.
B.
Short Positions – The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2A above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. As of August 31, 2026, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

C.
Reverse Repurchase Agreements – The Multisector Bond Fund may invest in reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. As of August 31, 2026, the Multisector Bond Fund did not have any open reverse repurchase agreements and accordingly did not have securities or cash held as collateral.

D.
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. As of and during the year ended August 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year

82

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
ended August 31, 2026, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2023.
E.
Distributions to Shareholders – The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains, and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation – The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Total Return Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Total Return Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Total Return Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums, and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

J.
Segment Reporting – Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ portfolio managers as listed in the most recent prospectus, and the Adviser’s Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

83

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the year ended August 31, 2026, and the year ended August 31, 2025, was as follows:
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$480,010,721	$410,523,743
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$480,010,721	$410,523,743

Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$2,500,681	$2,755,340
Tax-Exempt Income	25,515,287	24,391,960
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$ 28,015,968	$27,147,300

Performance Trust Multisector Bond Fund

	Year Ended August 31,
	2026	2025
Ordinary Income	$22,372,304	$12,116,405
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$22,372,304	$12,116,405

Performance Trust Short Term Bond ETF

	Year Ended August 31,
	2026	2025
Ordinary Income(1)	$1,991,363	$825,833
Tax-Exempt Income	—	—
Long-Term Capital Gain	14,520	—
Return of Capital	—	—
Total Distributions Paid	$ 2,005,883	$825,833

(1)	Ordinary income includes short-term capital gains.

84

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
As of August 31, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Performance Trust Total Return Bond Fund

Cost basis of investments for federal income tax purposes	$10,752,377,396
Gross tax unrealized appreciation	$52,856,476
Gross tax unrealized depreciation	(541,768,892)
Net tax unrealized depreciation	(488,912,416)
Undistributed ordinary income	31,867,905
Undistributed long-term capital gain	—
Total distributable earnings	31,867,905
Other accumulated losses	(654,737,017)
Total accumulated loss	$(1,111,781,528)

Performance Trust Municipal Bond Fund

Cost basis of investments for federal income tax purposes	$778,915,232
Gross tax unrealized appreciation	$5,971,811
Gross tax unrealized depreciation	(19,157,996)
Net tax unrealized depreciation	(13,186,185)
Undistributed ordinary income	1,604,418
Undistributed long-term capital gain	—
Total distributable earnings	1,604,418
Other accumulated losses	(93,433,148)
Total accumulated loss	$(105,014,915)

Performance Trust Multisector Bond Fund

Cost basis of investments for federal income tax purposes	$498,012,606
Gross tax unrealized appreciation	$4,947,884
Gross tax unrealized depreciation	(9,139,543)
Net tax unrealized depreciation	(4,191,659)
Undistributed ordinary income	1,528,231
Undistributed long-term capital gain	—
Total distributable earnings	1,528,231
Other accumulated losses	(3,179,430)
Total accumulated loss	$(5,842,858)

85

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Performance Trust Short Term Bond ETF

Cost basis of investments for federal income tax purposes	$74,793,082
Gross tax unrealized appreciation	$147,309
Gross tax unrealized depreciation	(748,870)
Net tax unrealized depreciation	(601,561)
Undistributed ordinary income	269,460
Undistributed long-term capital gain	4,152
Total distributable earnings	273,612
Other accumulated losses	(33,952)
Total accumulated loss	$(361,901)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.
At August 31, 2026, the Funds had capital loss carryovers as follows:

	Short Term	Long Term	Total
Total Return Bond Fund	$231,537,558	$423,199,459	$654,737,017
Municipal Bond Fund	52,032,508	41,400,640	93,433,148
Multisector Bond Fund	1,115,494	2,063,936	3,179,430
Short Term Bond ETF	—	—	—

During fiscal year ended August 31, 2026, the Funds utilized capital losses as follows:

Capital Loss Carryforwards Utilized
Total Return Bond Fund	$—
Municipal Bond Fund	5,741,143
Multisector Bond Fund	573,696
Short Term Bond ETF	—

As of August 31, 2026, the following Funds deferred, on a tax basis, a post October loss as follows:

Total Return Bond Fund	$ —
Municipal Bond Fund	—
Multisector Bond Fund	—
Short Term Bond ETF	33,952

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2026, no such reclassifications were required.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund, 0.40% for the Municipal Bond Fund and 0.80% for the Multisector Bond Fund of the respective Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection

86

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Total Return Bond Fund, Municipal Bond Fund, and Multisector Bond Fund, respectively. The Expense Limitation Cap is in place at least through December 29, 2027 for each Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
As of the year ended, August 31, 2026, there were no remaining amounts waived or reimbursed available for recovery for any of the Mutual Funds. During the year ended August 31, 2026, the Adviser recouped $77,305 of previously waived expenses or reimbursements in the Multisector Bond Fund.
In addition, the Trust, on behalf of the Short Term Bond ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Short Term Bond ETF. Pursuant to the ETF Agreement, the Short Term Bond ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Short Term Bond ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Short Term Bond ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Short Term Bond ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the year ended August 31, 2026, and owed as of August 31, 2026 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the ETF Agreement, the Adviser pays the Short Term Bond ETF’s administrative, custody, transfer agency, accounting, and Chief Compliance Officer fees.
The Funds each have a line of credit with U.S. Bank (see Note 10).
Certain officers of the Funds are also employees of Fund Services.
5. DISTRIBUTION AGREEMENT
ALPS Distributors, Inc. (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Short Term Bond ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Short Term Bond ETF. With respect to the Short Term Bond ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
6. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Total Return Bond Fund and the Municipal Bond Fund, which authorizes the Funds to pay a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Total Return Bond Fund’s average daily net assets

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NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Total Return Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the year ended August 31, 2026, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

	12b-1 Fees	Shareholder Servicing Fees
Total Return Bond Fund
Class A	$127,913	N/A
Class C	$433,127	$144,376
Municipal Bond Fund
Class A	$37,611	N/A

7. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Short Term Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Short Term Bond ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Short Term Bond ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Short Term Bond ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Short Term Bond ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Short Term Bond ETF is $500. An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The Short Term Bond ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Short Term Bond ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Short Term Bond ETF will be issued to such Authorized Participant notwithstanding the fact that the Short Term Bond ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Short Term Bond ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Short Term Bond ETF for losses, if any.

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PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
8. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the year ended August 31, 2026, are summarized below.

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund	Short Term Bond ETF
Purchases
U.S. Government	$571,047,289	$—	$28,723,112	$7,849,596
Other	3,910,175,106	331,084,512	258,954,736	64,221,246
Sales
U.S. Government	$382,900,377	$—	$12,055,775	$117,573
Other	3,095,501,516	225,006,638	116,753,470	15,600,817

9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2026, Charles Schwab & Company, Inc., for the benefit of its customers, held 32.34% of the Total Return Bond Fund’s outstanding shares. At August 31, 2026, Raymond James, and Charles Schwab & Company, Inc., for the benefit of its customers, held 25.63% and 25.50%, respectively, of the Municipal Bond Fund’s outstanding shares. At August 31, 2026, Charles Schwab & Company, Inc., for the benefit of its customers, held 33.86% of the Multisector Bond Fund’s outstanding shares.
10. LINE OF CREDIT
At August 31, 2026, the Total Return Bond Fund and the Municipal Bond Fund, each had an unsecured line of credit which matures on July 31, 2027 with a maximum borrowing equal to the lesser of $300,000,000 and $35,000,000, respectively, or 20% of the market fair value or 33.33% of the fair value of unencumbered assets and 33.33%, of the market fair value or 33.33% of the fair market value of the unencumbered assets, respectively, of each Fund. At August 31, 2026, the Multisector Bond Fund and Short Term Bond ETF each had a secured line of credit which matures on July 31, 2027 with a maximum borrowing equal to the lesser of $40,000,000 and $5,000,000, respectively, or 20% of the market fair value or 33.33% of the fair value of unencumbered assets of each Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was scheduled to be incurred at the bank’s prime rate (6.75% as of August 31, 2026). The Funds did not have any outstanding balances on the line of credit at August 31, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Multisector Bond Fund	3	$1,781,000	6.75%	$1,002	$1,781,000	7/10/2026

*	Interest expense is included within the Interest Expense on the Statements of Operations.
11. PRINCIPAL RISKS OF THE FUNDS
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks.”
12. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These

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NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of a Fund.
13. SUBSEQUENT EVENTS
Municipal Bond Fund – Conversion of Mutual Fund Share Classes
At a meeting held on October 15, 2026, the Board of Trustees (the “Board”) of the Trust approved a Plan of Conversion that provides for the conversion of Class A shares of the Municipal Bond Fund into Institutional Class shares of the Fund. The Adviser recommended the share class conversion in anticipation of the reorganization of the Fund, which operates as a mutual fund series of the Trust, into the Performance Trust Municipal Bond ETF (the “PTAM ETF”), a newly-created series of the Trust which will operate as an exchange-traded fund (“ETF”). Class A shares of the Fund will be closed to new investors effective on or about January 12, 2027. After the close of business on January 15, 2027, the Fund will convert Class A shares into Institutional Class shares.
Municipal Bond Fund – Reorganization into Performance Trust Municipal Bond ETF
At the meeting held on October 15, 2026, the Board also approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provides for the Fund to be converted into an ETF through the reorganization of the Fund into the PTAM ETF, a newly-created ETF series of the Trust (the “Reorganization”). Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Fund and the PTAM ETF, a vote of the shareholders of the Fund is not required to approve the Reorganization.
An information statement/prospectus on Form N-14 (the “Information Statement”) providing information on the Reorganization, and including the Plan of Reorganization, will be mailed to shareholders of the Fund during the fourth quarter of 2026. The Reorganization will entail the transfer of all of the assets and liabilities of the Fund to the PTAM ETF, in exchange for shares of the PTAM ETF. Shareholders of the Fund will then receive shares of the PTAM ETF equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Fund at the time of the Reorganization. The Fund will then be dissolved. The Reorganization is expected to be treated as a tax-free reorganization for federal income tax purposes. These events are currently expected to occur on or about the close of business on January 29, 2027. The Adviser has agreed to assume all of the costs of the Reorganization.
For more information, please see the supplement to the Fund’s summary prospectus, prospectus and statement of additional information.
On September 15, 2026, the following Funds declared and paid distributions from ordinary income to shareholders of record as of September 14, 2026, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$53,374,702
Class A	243,471
Class C	236,493
Municipal Bond Fund
Institutional Class	$2,749,148
Class A	46,141
Multisector Bond Fund
Institutional Class	$2,685,017

The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
9/16/2026	9/16/2026	9/17/2026	0.14321273	$438,231

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PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
On October 15, 2026, the following Funds declared and paid distributions from ordinary income to shareholders of record as of October 14, 2026, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$45,684,125
Class A	$214,224
Class C	$201,043
Municipal Bond Fund
Institutional Class	$2,486,852
Class A	$38,132
Multisector Bond Fund
Institutional Class	$2,446,732

The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
10/16/2026	10/16/2026	10/19/2026	$0.08971869	$459,360

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2026, through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.
14. NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

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Report of Independent Registered Public Accounting Firm
To the Shareholders of Performance Trust Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Performance Trust Total Return Bond Fund, Performance Trust Municipal Bond Fund, Performance Trust Multisector Bond Fund, and Performance Trust Short Term Bond Fund (“Performance Trust Funds” or the “Funds”), each a series of Trust for Professional Managers, as of August 31, 2026, the related statements of operations and changes in net assets, the financial highlights for each of the periods listed below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods listed below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Performance Trust Total Return Bond Fund, Performance Trust Municipal Bond Fund, and Performance Trust Multisector Bond Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Performance Trust Short Term Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period April 9, 2024 (commencement of operations) through August 31, 2024.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 28, 2026

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ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a) for remuneration paid by the Performance Trust Mutual Funds. For the Performance Trust Short Term Bond ETF, all fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
This information is included within the financial statements filed under Item 7(a).
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Performance Trust Total Return Bond Fund, the Performance Trust Municipal Bond Fund and the Performance Trust Multisector Bond Fund, and the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Performance Trust Short Term Bond ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and PT Asset Management, LLC, the Funds’ investment adviser (the “Adviser”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of the Advisory Agreements. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of each Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of each Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreements, detailed comparative information relating to each Fund’s performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Advisory Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of each Advisory Agreement for an additional one-year term ending August 31, 2027.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of each Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of G. Michael Plaiss and Mark Peiler,

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ADDITIONAL INFORMATION (Unaudited)(Continued)
co-portfolio managers for each of the Funds, Anthony J. Harris, co-portfolio manager for the Performance Trust Total Return Bond Fund, the Performance Trust Multisector Bond Fund and the Performance Trust Short Term Bond ETF, and Lars Anderson, co-portfolio manager for the Performance Trust Total Return Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF, and Michael Isroff, co-portfolio manager for the Performance Trust Total Return Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program, its evaluation of the Performance Trust Short Term Bond ETF’s lead market maker and various ETF-specific capital markets measures, and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Performance Trust Short Term Bond ETF (net asset value returns), and the performance of the Institutional Class shares of each of the Performance Trust Total Return Bond Fund, Performance Trust Municipal Bond Fund and Performance Trust Multisector Bond Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2026, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to each Fund’s primary benchmark index (the Bloomberg U.S. Aggregate Bond Index for both the Performance Trust Total Return Bond Fund and Performance Trust Multisector Bond Fund, the Bloomberg Municipal Bond Index for the Performance Trust Municipal Bond Fund, and the Bloomberg U.S. Aggregate 1-3 Year Index for the Performance Trust Short Term Bond ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. intermediate core-plus bond and intermediate core bond mutual funds for the Performance Trust Total Return Bond Fund and the Performance Trust Multisector Bond Fund, a peer group of U.S. municipal national long-term and intermediate-term bond mutual funds for the Performance Trust Municipal Bond Fund, and a peer group of U.S. short-term bond, multisector bond, ultrashort bond and intermediate core bond ETFs for the Performance Trust Short Term Bond ETF) (each, a “Barrington Cohort”). The Trustees noted the Adviser’s representation that it does not calculate composite performance for its separately-managed accounts and as such the Adviser could not provide composite performance information for those accounts.
The Trustees noted that for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2026, the performance of the Institutional Class shares of the Performance Trust Total Return Bond Fund was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2026, the Performance Trust Total Return Bond Fund’s Institutional Class shares had outperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees noted that for each of the one-year, three-year, five-year, and ten-year periods ended March 31, 2026, the performance of the Institutional Class shares of the Performance Trust Municipal Bond Fund was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year, and ten-year periods ended March 31, 2026, the Institutional Class shares of the Performance Trust Municipal Bond Fund had outperformed the Bloomberg Municipal Bond Index.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The Trustees noted the performance of the Institutional Class shares of the Performance Trust Multisector Bond Fund for the one-year, three-year, and five-year periods ended March 31, 2026 was above the Barrington Cohort average, but slightly below the average for the ten-year period. The Trustees noted that for the one-year, three-year, five-year and since inception periods ended March 31, 2026, the Performance Trust Multisector Bond Fund’s Institutional Class shares had outperformed the Bloomberg U.S. Aggregate Bond Index. The Trustees then noted that for the quarter ended March 31, 2026, the Performance Trust Multisector Bond Fund’s Institutional Class shares had underperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees reviewed performance information for the Performance Trust Short Term Bond ETF for the one-year period ended March 31, 2026 and noted the Performance Trust Short Term Bond ETF was slightly below the Barrington Cohort. The Trustees noted that for the quarter, one-year and since inception periods ended March 31, 2026, the Performance Trust Short Term Bond ETF outperformed the Bloomberg U.S. Aggregate 1-3 Year Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to each Fund. The Trustees took into consideration that the management fee for the Performance Trust Short Term Bond ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort, the Adviser’s separately-managed accounts, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement, as well as the Funds’ brokerage practices. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 17, 2026 meeting and the August 19, 2026 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Performance Trust Short Term Bond ETF’s contractual unitary management fee of 0.65% was above the Barrington Cohort average of 0.44%. The Trustees observed that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.65% and such expense ratio was above the Barrington Cohort average of 0.44%.
The Trustees noted that the Performance Trust Total Return Bond Fund’s contractual management fee of 0.60% was above the Barrington Cohort average of 0.31%. The Trustees noted that the Performance Trust Total Return Bond Fund was operating below its expense cap of 0.95%. The Trustees observed that the Performance Trust Total Return Bond Fund’s total expense ratio of 0.75% for Institutional Class shares was above the Barrington Cohort average of 0.50%.
The Trustees noted that the Performance Trust Municipal Bond Fund’s contractual management fee of 0.40% was above the Barrington Cohort average of 0.36%. The Trustees noted that the Performance Trust Municipal Bond Fund was operating below its expense cap of 0.55%. The Trustees observed that the Performance Trust Municipal Bond Fund’s total expense ratio of 0.48% for Institutional Class shares was below the Barrington Cohort average of 0.50%. The Trustees also compared the fees paid by the Performance Trust Municipal Bond Fund to the fees paid by separately-managed accounts of the Adviser.
The Trustees noted that the Performance Trust Multisector Bond Fund’s contractual management fee of 0.80% was above the Barrington Cohort average of 0.42%. The Trustees noted that the Performance Trust Multisector Bond Fund was operating with a gross expense ratio below its expense cap of 0.99%. The Trustees observed that the Performance

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PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Trust Multisector Bond Fund’s total expense ratio of 0.96% (net of fee waivers and expense reimbursements and including interest expense of 0.02%) for Institutional Class shares was above the Barrington Cohort average of 0.54%.
The Trustees also noted that the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees that the Adviser or an affiliate of the Adviser receives that are attributable to a Fund’s investment in any other fund managed by the Adviser or an affiliate of the Adviser through at least August 31, 2027.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Performance Trust Total Return Bond Fund and the Performance Trust Multisector Bond Fund were not excessive, and while the Performance Trust Municipal Bond Fund and Performance Trust Short Term Bond ETF were not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the Performance Trust Municipal Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of each applicable the Advisory Agreement for an additional one-year term ending August 31, 2027 as being in the best interests of each Fund and its shareholders.

96

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Total Return Bond Fund	0.08%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.34%
Short Term Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was as follows:

Total Return Bond Fund	0.08%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.34%
Short Term Bond ETF	0.00%

For the year ended August 31, 2026, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code for the Funds as follows:

Total Return Bond Fund	0.00%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.00%
Short Term Bond ETF	0.00%

97

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 500
Chicago, IL 60661
888.282.3220
www.PTAM.com
Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Performance Trust Funds are distributed by ALPS Distributors, Inc.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 7, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	November 2, 2026

* Print the name and title of each signing officer under his or her signature.